      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016.

                                                            FILE NOS. 333-185794
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 4                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 4                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)



                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- --------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Plus Variable Annuity; Purchasing a
                                                                                    Polaris Plus Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Plus Variable Annuity;
                                                                                    Purchasing a Polaris Plus Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Plus Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.



                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- ---------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Plus Variable Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Plus Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                Variable Annuity

                                   PROSPECTUS

                                  MAY 2, 2016

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN
This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST") and SunAmerica Series Trust ("SAST").



UNDERLYING FUNDS:                       MANAGED BY:
  Aggressive Growth                     Wells Capital Management Incorporated
  Asset Allocation                      Edge Asset Management, Inc.
  Balanced                              J.P. Morgan Investment Management Inc.
  Capital Appreciation                  Wellington Management Company LLP
  Corporate Bond                        Federated Investment Management Company
  "Dogs" of Wall Street                 SunAmerica Asset Management, LLC
  Emerging Markets                      J.P. Morgan Investment Management Inc.
  Equity Index                          SunAmerica Asset Management, LLC
  Equity Opportunities                  OppenheimerFunds, Inc.
  Fundamental Growth                    Wells Capital Management Incorporated
  Global Bond                           Goldman Sachs Asset Management International
  Global Equities                       J.P. Morgan Investment Management Inc.
  Government and Quality Bond           Wellington Management Company LLP
  Growth                                Wellington Management Company LLP
  Growth-Income                         J.P. Morgan Investment Management Inc.
  High-Yield Bond                       PineBridge Investments LLC
  International Diversified Equities    Morgan Stanley Investment Management Inc.
  International Growth & Income         Putnam Investment Management, LLC
  Real Estate                           FIAM LLC(1)
  SA AB Growth                          AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond             J.P. Morgan Investment Management Inc. and
                                        Massachusetts Financial Services Company
  SA Legg Mason BW Large Cap Value(2)   Brandywine Global Investment Management LLC(2)
  Small Company Value                   Franklin Advisory Services, LLC
  Telecom Utility                       Massachusetts Financial Services Company
  Ultra Short Bond Portfolio(3)         Dimensional Fund Advisors LP(3)



1 On December 10, 2015, the investment manager Pyramis Global Advisors, LLC was renamed FIAM LLC.


2 On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg
  Mason BW Large Cap Value Portfolio and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.


3 On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond
  Portfolio and the investment manager changed from BofA Advisors, LLC to Dimensional Fund Advisors LP.


This contract is no longer available for new sales.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2016. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






GLOSSARY..........................................   3
HIGHLIGHTS........................................   4
FEE TABLE.........................................   5
      Maximum Owner Transaction Expenses..........   5
      Contract Maintenance Fee....................   5
      Separate Account Annual Expenses............   5
      Additional Optional Feature Fee.............   5
        Optional Income Protector Fee.............   5
      Total Annual Portfolio Operating Expenses...   5
        .
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..............   6
THE POLARIS PLUS VARIABLE ANNUITY.................   7
PURCHASING A POLARIS PLUS VARIABLE ANNUITY........   7
      Allocation of Purchase Payments.............   8
      Accumulation Units..........................   9
      Right to Examine............................   9
      Exchange Offers.............................  10
      Important Information for Military            10
        Servicemembers............................
INVESTMENT OPTIONS................................  10
      Variable Portfolios.........................  10
        Anchor Series Trust.......................  11
        SunAmerica Series Trust...................  11
      Substitution, Addition or Deletion of
        Variable
        Portfolios................................  12
      Fixed Accounts..............................  12
      Dollar Cost Averaging Fixed Accounts........  12
      Dollar Cost Averaging Program...............  13
      Transfers During the Accumulation Phase.....  13
      Automatic Asset Rebalancing Program.........  16
      Voting Rights...............................  16
ACCESS TO YOUR MONEY..............................  16
      Withdrawal Restrictions.....................  16
      Texas Optional Retirement Program...........  17
      Systematic Withdrawal Program...............  17
      Loans.......................................  17
      Free Withdrawal Amount......................  17
      Minimum Contract Value......................  17
      Qualified Contract Owners...................  17
DEATH BENEFIT.....................................  17
EXPENSES..........................................  18
      Separate Account Expenses...................  18
      Withdrawal Charges..........................  19
      Exceptions to Withdrawal Charge.............  19
      Income Protector Program Fee................  19
      Underlying Fund Expenses....................  20
      Transfer Fee................................  20
      Premium Tax.................................  20
      Income Taxes................................  20
      Reduction or Elimination of Fees, Expenses
        and
        Additional Amounts Credited...............  20
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT....................................  20
ANNUITY INCOME OPTIONS............................  22
      Annuity Date................................  22
      Annuity Income Options......................  22
      Fixed or Variable Annuity Income Payments...  23
        .
      Annuity Income Payments.....................  23
      Transfers During the Income Phase...........  23
      Deferment of Payments.......................  23
      Optional Income Protector Program...........  23
TAXES.............................................  25
      Annuity Contracts in General................  25
      Tax Treatment of Distributions -
        Non-Qualified
        Contracts.................................  26
      Tax Treatment of Distributions - Qualified    26
        Contracts.................................
      Required Minimum Distributions..............  27
      Tax Treatment of Death Benefits.............  28
      Contracts Owned by a Trust or Corporation...  28
        .
      Foreign Account Tax Compliance ("FATCA")....  28
      Other Withholding Tax.......................  29
      Gifts, Pledges and/or Assignments of a        29
        Contract..................................


      Diversification and Investor Control........  29
OTHER INFORMATION.................................  29
      The Distributor.............................  29
      The Company.................................  29
      The Separate Account........................  30
      The General Account.........................  31
      Financial Statements........................  31
      Administration..............................  31
      Legal Proceedings...........................  32
      Registration Statements.....................  32
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION.....................................  32
APPENDIX A - CONDENSED FINANCIAL INFORMATION...... A-1
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE
  OPERATION OF THE INCOME PROTECTOR PROGRAM....... B-1
APPENDIX C - THE GUARANTEE FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 29, 2006............... C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY..................................... D-1
APPENDIX E - DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO NOVEMBER 24, 2003............... E-1


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity income payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) you designate to receive any benefits under the Contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's Primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"), the insurer that issues this Contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTRACT - The variable annuity contract issued by American General Life Insurance Company ("AGL"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AGL. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.


IRS - The Internal Revenue Service.

LATEST ANNUITY DATE - The first business day of the month following your 85th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Collectively refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Plus Variable Annuity is a Contract between you and the Company. It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1).....

                                                   6%



TRANSFER FEE.....

                  None(2)




PREMIUM TAX(3)..... 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE..... None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Mortality and Expense Risk Fee................ 1.10%
  Distribution Expense Fee...................... 0.15%
                                                 ----
     Total Separate Account Annual Expenses..... 1.25%
                                                 ====


ADDITIONAL OPTIONAL FEATURE FEE

The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.


OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)


OPTION                        ANNUAL FEE(4)
---------------------------- --------------
  Income Protector Plus.....     0.15%
  Income Protector Max......     0.30%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2016)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM   MAXIMUM
-------------------------------------------- --------- --------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................  0.44%     1.23%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENT:.....   1    2    3    4    5    6   7+
  Schedule A*................................ 6%   6%   5%   5%   4%   0%   0%
  Schedule B**............................... 6%   6%   5%   5%   4%   4%   0%

   * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. Please see EXPENSES below.


     ** This Withdrawal Charge Schedule applies to all other participants.


 2 We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.



 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 4 The fee is deducted from your Contract value annually.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.23%)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $881     $1,362      $1,869      $3,109


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $281     $862        $1,469      $3,109



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.44%)


(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $772     $1,033      $1,318      $1,998

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $172     $533        $918        $1,998


EXPLANATION OF EXPENSE EXAMPLES



1. The purpose of the Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       6

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     o Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making annuity income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     o     salary reduction contributions, arranged through your employer;
           and/or

     o     direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company


                                       7



approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


MAXIMUM ISSUE AGE

In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       8




An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.


Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and


     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater


                                       9




of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.


During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


                                       10



     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").




UNDERLYING FUNDS                       MANAGED BY:                                       TRUST    ASSET CLASS
------------------------------------   ----------------------------------------------   -------   -----------------
Aggressive Growth                      Wells Capital Management Incorporated            SAST      STOCK
Asset Allocation                       Edge Asset Management, Inc.                      AST       ASSET ALLOCATION
Balanced                               J.P. Morgan Investment Management Inc.           SAST      ASSET ALLOCATION
Capital Appreciation                   Wellington Management Company LLP                AST       STOCK
Corporate Bond                         Federated Investment Management Company          SAST      BOND
"Dogs" of Wall Street*                 SunAmerica Asset Management, LLC                 SAST      STOCK
Emerging Markets                       J.P. Morgan Investment Management Inc.           SAST      STOCK
Equity Index                           SunAmerica Asset Management, LLC                 SAST      STOCK
Equity Opportunities                   OppenheimerFunds, Inc.                           SAST      STOCK
Fundamental Growth                     Wells Capital Management Incorporated            SAST      STOCK
Global Bond                            Goldman Sachs Asset Management International     SAST      BOND
Global Equities                        J.P. Morgan Investment Management Inc.           SAST      STOCK
Government and Quality Bond            Wellington Management Company LLP                AST       BOND
Growth                                 Wellington Management Company LLP                AST       STOCK
Growth-Income                          J.P. Morgan Investment Management Inc.           SAST      STOCK
High-Yield Bond                        PineBridge Investments LLC                       SAST      BOND
International Diversified Equities     Morgan Stanley Investment Management Inc.        SAST      STOCK
International Growth & Income          Putnam Investment Management, LLC                SAST      STOCK
Real Estate                            FIAM LLC                                         SAST      STOCK
SA AB Growth                           AllianceBernstein L.P.                           SAST      STOCK
SA JPMorgan MFS Core Bond              J.P. Morgan Investment Management Inc. and       SAST      BOND
                                       Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value       Brandywine Global Investment Management, LLC     SAST      STOCK
Small Company Value                    Franklin Advisory Services, LLC                  SAST      STOCK
Telecom Utility                        Massachusetts Financial Services Company         SAST      STOCK
Ultra Short Bond Portfolio             Dimensional Fund Advisors LP                     SAST      BOND



* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

If applicable, your Plan may limit the Underlying Funds available under your Contract.

                                       11



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available


                                       12



at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all


                                       13



times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

All transfer requests in excess of 15 transfers within a rolling 12-month look-back period ("12-Month Rolling Period") must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer.


For example, if you made a transfer on August 16, 2016 and within the previous twelve months (from August 17, 2015 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2016 must be submitted by U.S. Mail (from August 17, 2016 through August 16, 2017).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

                                       14



     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


                                       15



AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your Contract in three ways:


     o by receiving annuity income payments during the Income Phase, PLEASE SEE ANNUITY INCOME OPTIONS BELOW; OR

     o by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     o subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please contact the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each Fixed Account option in which you are invested.


WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a


                                       16



Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. PLEASE SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AGL that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AGL may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. PLEASE SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.


TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.


SYSTEMATIC WITHDRAWAL PROGRAM

If you elect the Systematic Withdrawal program and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please contact our Annuity Service Center, which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.


LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AGL. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AGL's Annuity Service Center.


FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
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                                 DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal, or;


                                       17



     2.   Contract value.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed annuity income payments (or a portion thereof) in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on Beneficiary designation which are discussed in the Beneficiary Designation Form.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the a money market or similar portfolio, or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit must be paid by December 31st of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31st of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31st of the calendar year immediately following the calendar year in which the Participant died, and

      (ii) December 31st of the calendar year in which the Participant would have attained age 70 1/2.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 24, 2003, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE FEATURES.

Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option.

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                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate


                                       18



Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

We apply a withdrawal charge against each Purchase Payment you contribute to the Contract if you seek withdrawal of that payment prior to the end of a specified period.

If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.


SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5   6
 WITHDRAWAL CHARGE                     6%   6%   5%   5%   4%   0%

EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)


YEARS SINCE PURCHASE PAYMENT RECEIPT     1    2    3    4    5    6   7
 WITHDRAWAL CHARGE                     6%   6%   5%   5%   4%   4%   0%

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


EXCEPTIONS TO WITHDRAWAL CHARGE

A withdrawal charge is not applicable to withdrawals requested in the following situations:

     o Annuitization (except if under the Income Protector Program), PLEASE SEE ANNUITY INCOME OPTIONS BELOW;

     o     Death Benefits, PLEASE SEE DEATH BENEFIT ABOVE;

     o     After your 10th Contract anniversary;

     o If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     o     Disability occurring after Contract issue;

     o     Hardship occurring after Contract issue;

     o     After separation from service occurring after Contract issue;


     o Loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or



     o To avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.


Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. Please see TAXES below.


INCOME PROTECTOR PROGRAM FEE

We charge a fee for the Income Protector program, as follows:


                           ANNUAL FEE AS A % OF YOUR
         OPTION               INCOME BENEFIT BASE
 Income Protector Plus                        0.15%
 Income Protector Max                         0.30%

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program after Contract issue, we begin deducting the annual fee on the Contract anniversary following election of the Income Protector program. We will deduct this charge


                                       19



from your Contract value on every Contract anniversary up to and including your Income Benefit Date. PLEASE SEE OPTIONAL INCOME PROTECTOR PROGRAM BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. PLEASE SEE INVESTMENT OPTIONS ABOVE.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.


                                       20



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2015 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or


                                       21



affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your Contract to make regular annuity income payments to you. You may switch to the Income Phase any time. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Once you begin receiving annuity income payments, you cannot change your annuity income option. Except as indicated under Option 5, once you begin receiving annuity income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking required minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. PLEASE SEE TAXES BELOW.

As to TSAs and IRAs, an annuity income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which annuity income payments may begin. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date. If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


ANNUITY INCOME OPTIONS

Currently, this Contract offers five standard annuity income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments will be made in accordance with Option 4 for a period of 10 years. For annuity income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you, as the contract owner, must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE ANNUITY INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS
GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which


                                       22



includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


OPTIONAL INCOME PROTECTOR PROGRAM

If elected, this program provides a future "safety net" in the event that, when you choose to begin receiving annuity income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement annuity income upon annuitization. With the Income Protector program you know the level of minimum annuity income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector program provides two levels of minimum retirement annuity income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on annuity income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS below.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED ANNUITY INCOME

We base the amount of minimum annuity income available to you if you take annuity income payments using the Income Protector program upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income


                                       23



Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

    (a)        is,

           o for the first year of calculation, your contract value on the date your participation in the program became effective, or;

           o for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is the sum of all Purchase Payments made into the Contract since the last contract anniversary, and;

    (c) is all withdrawals and applicable fees and charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving annuity income under the program:


          OPTIONS              GROWTH RATE*
 The Income Protector Plus           3.25%
 The Income Protector Max            5.25%

       * If you elect the Plus or Max feature on a subsequent anniversary, the growth rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.


ENROLLING IN THE INCOME PROTECTOR PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the Income Phase for at least seven years following your enrollment.


STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing annuity income payments through the Income Protector program is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.


ELECTING TO RECEIVE ANNUITY INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the seventh or later contract anniversary following the later of,

     o the effective date of your enrollment in the Income Protector program, or

     o     the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving annuity income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement annuity income. To arrive at the minimum guaranteed fixed retirement annuity income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the annuity income option you select to your final Income Benefit Base.

You then choose if you would like to receive that annuity income annually, quarterly or monthly for the time guaranteed under your selected annuity income option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a)        is your Income Benefit Base as your Income Benefit Date, and;

    (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.

The annuity income options available when using the Income Protector program to receive your retirement annuity income are:

     o     Life Annuity with 10 Year Period Certain; or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the Income Phase, we will calculate your annual annuity income using both your final Income Benefit Base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector program will be different. You will receive whichever provides a greater stream of annuity income. If you take annuity income


                                       24



payments using the Income Protector program, your annuity income payments will be fixed in amount. You are not required to use the Income Protector program to receive your annuity income payments. The general provisions of your Contract provide other annuity income options. However, we will not refund fees paid for the Income Protector program if you begin taking annuity income payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR PROGRAM, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an annuity income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector program, you must take annuity income payments under one of two annuity income options. If those annuity income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the Income Protector program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit. You should consult your tax advisor for information concerning your particular circumstances.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

We charge a fee for the Income Protector program, as follows:


                             ANNUAL FEE AS A % OF
         OPTION            YOUR INCOME BENEFIT BASE
 Income Protector Plus                       0.15%
 Income Protector Max                        0.30%

Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector program may not be available in your state. Please consult your financial representative for information regarding availability. PLEASE SEE APPENDIX B FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.



ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of


                                       25



self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.



U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION

On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. While the new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for distributions and rollovers to/from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

                                       26



     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or


                                       27



sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia


     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)


should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity


                                       28




if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR



AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY


American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former


                                       29



affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


                                       30



THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX C FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix C for more information.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we



                                       31



receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 29, 2016, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       32

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                               FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                              4/30/06        4/30/07       4/30/08       4/30/09       4/30/10
=========================================== ================ ============= ============= ============= =============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. (a)$14.167         $17.412       $19.606       $15.857        $8.598
                                            (b)$5.573           $6.877        $7.774        $6.313        $3.437
 Ending AUV................................ (a)$17.412         $19.606       $15.857        $8.598       $12.762
                                            (b)$6.877        $   7.774     $   6.313     $   3.437     $   5.122
 Ending Number of AUs...................... (a)535,535           437,327       363,501       300,673       277,689
                                            (b)12                     12            12            12            12

--------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
 Beginning AUV............................. (a)$22.195       $  24.400     $  26.984     $  26.899     $  20.967
                                            (b)$13.223       $  13.939     $  15.437     $  15.390     $  12.003
 Ending AUV................................ (a)$24.4         $  26.984     $  26.899     $  20.967     $  26.771
                                            (b)$13.939       $  15.437     $  15.390     $  12.003     $  15.343
 Ending Number of AUs...................... (a)480,138           417,975       364,188       290,132       256,963
                                            (b)7                      22            22            22            22

--------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. (a)$14.670       $  15.657     $  17.453     $  16.708     $  12.818
                                            (b)$7.335        $   7.860     $   8.796     $   8.454     $   6.512
 Ending AUV................................ (a)$15.657       $  17.453     $  16.708     $  12.818     $  16.415
                                            (b)$7.860        $   8.796     $   8.454     $   6.512     $   8.373
 Ending Number of AUs...................... (a)2,192,601       1,710,123     1,424,818     1,080,942       961,958
                                            (b)$630                  630           524           524           524

--------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. (a)$34.158       $  43.027     $  47.003     $  50.969     $  33.199
                                            (b)$7.960        $  10.067     $  11.041     $  12.021     $   7.861
 Ending AUV................................ (a)$43.027       $  47.003     $  50.969     $  33.199     $  47.916
                                            (b)$10.067       $  11.041     $  12.021     $   7.861     $  11.392
 Ending Number of AUs...................... (a)552,955           457,173       398,515       320,932       289,313
                                            (b)1,009               1,009           926           926           926

--------------------------------------------
CASH MANAGEMENT* - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
 Beginning AUV............................. (a)$13.092       $  13.373     $  13.858     $  14.162     $  14.073
                                            (b)$10.557       $  10.827     $  11.265     $  11.558     $  11.531
 Ending AUV................................ (a)$13.373       $  13.858     $  14.162     $  14.073     $  13.888
                                            (b)$10.827       $  11.265     $  11.558     $  11.531     $  11.425
 Ending Number of AUs...................... (a)734,314           728,402       700,672       539,768       416,237
                                            (b)0                      30            30            30            30

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
 Beginning AUV............................. (a)$17.235       $  17.476     $  18.754     $  19.340     $  18.660
                                            (b)$12.777       $  13.007     $  14.014     $  14.510     $  14.056
 Ending AUV................................ (a)$17.476       $  18.754     $  19.340     $  18.660     $  23.636
                                            (b)$13.007       $  14.014     $  14.510     $  14.056     $  17.877
 Ending Number of AUs...................... (a)$368,666          299,842       264,197       212,736       201,210
                                            (b)0                       0             0             0             0

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
 Beginning AUV............................. (a)$11.108       $  11.749     $  13.680     $  12.748     $   8.704
                                            (b)$12.064       $  12.811     $  14.977     $  14.024     $   9.642
 Ending AUV................................ (a)$11.749       $  13.680     $  12.748     $   8.704     $  11.924
                                            (b)$12.811       $  14.977     $  14.024     $   9.642     $  13.303
 Ending Number of AUs...................... (a)377,380           301,715       247,179       204,780       177,753
                                            (b)4                       4             4             4             4

--------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV............................. (a)$11.202       $  18.302     $  21.277     $  25.638     $  13.652
                                            (b)$15.408       $  25.275     $  29.501     $  35.690     $  19.081
 Ending AUV................................ (a)$18.302       $  21.277     $  25.638     $  13.652     $  20.801
                                            (b)$25.275       $  29.501     $  35.690     $  19.081     $  29.190
 Ending Number of AUs...................... (a)595,058           466,456       439,706       364,153       341,570
                                            (b)$0                      0             0             0             0

--------------------------------------------



                                              8 MONTHS    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                           12/31/10      12/31/11      12/31/12      12/31/13      12/31/14     12/31/15
=========================================== ============ ============= ============= ============= ============= ============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.............................   $12.762      $13.714     $13.275       $15.237       $21.510       $21.360
                                               $5.122       $5.518      $5.363        $6.180        $8.760        $8.734
 Ending AUV................................   $13.714      $13.275     $15.237       $21.510       $21.360       $20.845
                                            $   5.518    $   5.363     $ 6.180       $ 8.760       $ 8.734       $ 8.557
 Ending Number of AUs......................   263,970        240,000       212,053       195,378       177,420       162,381
                                                   12             12            12             0             0             0

--------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
 Beginning AUV............................. $  26.771    $  28.566     $28.473       $31.477       $36.647       $38.892
                                            $  15.343    $  16.414     $16.420       $18.218       $21.295       $22.690
 Ending AUV................................ $  28.566    $  28.473     $31.477       $36.647       $38.892       $37.747
                                            $  16.414    $  16.420     $18.218       $21.295       $22.690       $22.110
 Ending Number of AUs......................   240,440        212,131       179,463       154,442       135,957       121,516
                                                   22             22            22             0             0             0

--------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. $  16.415    $  17.264     $17.438       $19.482       $22.989       $25.301
                                            $   8.373    $   8.830     $ 8.954       $10.044       $11.900       $13.149
 Ending AUV................................ $  17.264    $  17.438     $19.482       $22.989       $25.301       $24.995
                                            $   8.830    $   8.954     $10.044       $11.900       $13.149       $13.042
 Ending Number of AUs......................   878,526        760,988       693,200       612,084       531,359       478,308
                                                  524            524           524            72            72            72

--------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. $  47.916    $  54.119     $49.680       $60.786       $81.537       $92.797
                                            $  11.392    $  12.901     $11.890       $14.607       $19.672       $22.478
 Ending AUV................................ $  54.119    $  49.680     $60.786       $81.537       $92.797       $99.646
                                            $  12.901    $  11.890     $14.607       $19.672       $22.478       $24.234
 Ending Number of AUs......................   270,056        244,867       209,288       184,321       163,503       147,508
                                                  926            926           450             0             0             0

--------------------------------------------
CASH MANAGEMENT* - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
 Beginning AUV............................. $  13.888    $  13.750     $13.542       $13.341       $13.141       $12.942
                                            $  11.425    $  11.342     $11.215       $11.093       $10.971       $10.848
 Ending AUV................................ $  13.750    $  13.542     $13.341       $13.141       $12.942       $12.754
                                            $  11.342    $  11.215     $11.093       $10.971       $10.848       $10.733
 Ending Number of AUs......................   367,410        336,087       297,144       241,694       213,866       185,485
                                                   30             30            30             0             0             0

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
 Beginning AUV............................. $  23.636    $  24.669     $25.925       $28.525       $28.566       $29.848
                                            $  17.877    $  18.707     $19.739       $21.805       $22.402       $23.000
 Ending AUV................................ $  24.669    $  25.925     $28.525       $28.566       $29.848       $29.118
                                            $  18.707    $  19.739     $21.805       $22.402       $23.000       $22.527
 Ending Number of AUs......................   194,282        169,566       152,274       139,847       121,689       105,928
                                                    0              0             0             0             0             0

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
 Beginning AUV............................. $  11.924    $  12.809     $14.255       $16.023       $21.620       $23.647
                                            $  13.303    $  14.366     $16.097       $18.238       $24.738       $27.166
 Ending AUV................................ $  12.809    $  14.255     $16.023       $21.620       $23.647       $23.837
                                            $  14.366    $  16.097     $18.238       $24.738       $27.166       $27.493
 Ending Number of AUs......................   165,676        158,911       133,131       119,163       109,163        91,135
                                                    4              4             4             0             0             0

--------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV............................. $  20.801    $  23.996     $17.516       $20.541       $19.600       $18.217
                                            $  29.190    $  33.762     $24.744       $29.134       $29.533       $26.045
 Ending AUV................................ $  23.996    $  17.516     $20.541       $19.600       $18.217       $15.422
                                            $  33.762    $  24.744     $29.134       $29.533       $26.045       $22.137
 Ending Number of AUs......................   300,171        244,751       209,847       167,728       145,632       128,649
                                                    0              0             0             0             0             0

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.


        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.



        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.


                                      A-1



                                                    FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       ENDED          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                   4/30/06        4/30/07       4/30/08       4/30/09       4/30/10
================================================ ================ ============= ============= ============= =============
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.................................. (a)$8.555        $ 9.708       $10.984       $10.293       $ 6.560
                                                 (b)$7.831        $ 8.921       $10.134       $ 9.536       $ 6.101
 Ending AUV..................................... (a)$9.708        $10.984       $10.293       $ 6.560       $ 8.950
                                                 (b)$8.921        $10.134       $ 9.536       $ 6.101       $ 8.359
 Ending Number of AUs........................... (a)3,059,876       2,345,019     1,882,083     1,426,489     1,249,940
                                                 (b)0                       0             0             0             0

-------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV.................................. (a)$17.263       $19.241       $21.474       $19.756       $13.388
                                                 (b)$0            $     0       $     0       $     0       $     0
 Ending AUV..................................... (a)$19.241       $21.474       $19.756       $13.388       $17.713
                                                 (b)$0            $     0       $     0       $     0       $     0
 Ending Number of AUs........................... (a)225,546           175,835       144,341       128,495       120,947
                                                 (b)$0                      0             0             0             0

-------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$16.392       $19.012       $19.834       $21.141       $12.533
                                                 (b)$5.728        $ 6.668       $ 6.982       $ 7.464       $ 4.434
 Ending AUV..................................... (a)$19.012       $19.834       $21.141       $12.533       $16.754
                                                 (b)$6.668        $ 6.982       $ 7.464       $ 4.434       $ 5.942
 Ending Number of AUs........................... (a)812,915           621,898       501,902       418,735       384,500
                                                 (b)189                   174           174           174            87

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$17.683       $18.119       $18.629       $21.158       $20.179
                                                 (b)$12.171       $12.483       $12.832       $14.597       $13.962
 Ending AUV..................................... (a)$18.119       $18.629       $21.158       $20.179       $22.354
                                                 (b)$12.483       $12.832       $14.597       $13.962       $15.504
 Ending Number of AUs........................... (a)257,706           212,271       209,814       166,388       152,370
                                                 (b)24                     24            24            24            24

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV.................................. (a)$16.714       $22.433       $26.137       $25.181       $14.680
                                                 (b)$7.359        $ 9.911       $11.595       $11.214       $ 6.572
 Ending AUV..................................... (a)$22.433       $26.137       $25.181       $14.680       $20.153
                                                 (b)$9.911        $11.595       $11.214       $ 6.572       $ 9.078
 Ending Number of AUs........................... (a)351,150           311,898       260,212       211,805       192,113
                                                 (b)0                       0             0             0             0

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV.................................. (a)$17.353       $17.180       $18.078       $18.940       $19.374
                                                 (b)$12.732       $12.656       $13.371       $14.064       $14.444
 Ending AUV..................................... (a)$17.180       $18.078       $18.940       $19.374       $20.257
                                                 (b)$12.656       $13.371       $14.064       $14.444       $15.164
 Ending Number of AUs........................... (a)1,474,874       1,180,632     1,011,087       844,486       712,133
                                                 (b)132                   132            77            77            77

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$28.327       $33.323       $37.311       $36.496       $23.277
                                                 (b)$8.640        $10.204       $11.471       $11.266       $ 7.214
 Ending AUV..................................... (a)$33.323       $37.311       $36.496       $23.277       $32.634
                                                 (b)$10.204       $11.471       $11.266       $ 7.214       $10.154
 Ending Number of AUs........................... (a)475,482           388,417       352,337       292,549       258,931
                                                 (b)1,256               1,256           973           973           973

-------------------------------------------------
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$26.725       $31.224       $33.998       $32.221       $20.107
                                                 (b)$7.809        $ 9.160       $10.014       $ 9.529       $ 5.964
 Ending AUV..................................... (a)$31.224       $33.998       $32.221       $20.107       $26.314
                                                 (b)$9.160        $10.014       $ 9.529       $ 5.964       $ 7.823
 Ending Number of AUs........................... (a)1,259,880         972,775       820,352       645,017       582,402
                                                 (b)190                   190           190           190           150

-------------------------------------------------



                                                    8 MONTHS    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                 12/31/10      12/31/11      12/31/12      12/31/13      12/31/14
================================================ ============= ============= ============= ============= =============
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.................................. $ 8.950       $ 9.513       $ 9.542       $10.841       $14.070
                                                 $ 8.359       $ 8.907       $ 8.970       $10.233       $11.728
 Ending AUV..................................... $ 9.513       $ 9.542       $10.841       $14.070       $15.713
                                                 $ 8.907       $ 8.970       $10.233       $11.728       $14.950
 Ending Number of AUs........................... 1,144,865       1,008,160       870,415       784,852       687,292
                                                         0               0             0             0             0

-------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV.................................. $17.713       $19.296       $19.036       $21.967       $28.469
                                                 $     0       $     0       $     0       $     0       $16.626
 Ending AUV..................................... $19.296       $19.036       $21.967       $28.469       $31.051
                                                 $     0       $     0       $     0       $16.626       $21.074
 Ending Number of AUs...........................   105,232          91,230        71,673        62,750        55,128
                                                         0               0             0             0             0

-------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $16.754       $18.671       $17.429       $19.994       $27.065
                                                 $ 5.942       $ 6.644       $ 6.235       $ 7.188       $ 9.768
 Ending AUV..................................... $18.671       $17.429       $19.994       $27.065       $28.758
                                                 $ 6.644       $ 6.235       $ 7.188       $ 9.768       $10.420
 Ending Number of AUs...........................   354,187         308,274       276,634       241,886       207,795
                                                        87              87             0             0             0

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $22.354       $23.524       $24.568       $25.205       $24.011
                                                 $15.504       $16.349       $17.137       $17.671       $16.910
 Ending AUV..................................... $23.524       $24.568       $25.205       $24.011       $23.632
                                                 $16.349       $17.137       $17.671       $16.910       $16.711
 Ending Number of AUs...........................   138,773         121,501       106,063        92,384        80,958
                                                        24              24            24             0             0

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV.................................. $20.153       $21.893       $19.376       $22.367       $27.876
                                                 $ 9.078       $ 9.912       $ 8.832       $10.270       $11.448
 Ending AUV..................................... $21.893       $19.376       $22.367       $27.876       $28.684
                                                 $ 9.912       $ 8.832       $10.270       $11.448       $13.292
 Ending Number of AUs...........................   174,547         150,187       134,335       121,511       104,475
                                                         0               0             0             0             0

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV.................................. $20.257       $20.586       $21.772       $22.316       $21.579
                                                 $15.164       $15.451       $16.406       $16.884       $16.392
 Ending AUV..................................... $20.586       $21.772       $22.316       $21.579       $22.412
                                                 $15.451       $16.406       $16.884       $16.392       $17.092
 Ending Number of AUs...........................   631,123         538,912       465,006       402,086       332,843
                                                        77              77             0             0             0

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $32.634       $34.568       $32.004       $36.020       $48.088
                                                 $10.154       $10.785       $10.025       $11.328       $15.184
 Ending AUV..................................... $34.568       $32.004       $36.020       $48.088       $51.028
                                                 $10.785       $10.025       $11.328       $15.184       $16.177
 Ending Number of AUs...........................   230,496         191,187       166,297       141,902       131,611
                                                       973             973           973           372           372

-------------------------------------------------
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $26.314       $27.890       $29.841       $33.521       $43.618
                                                 $ 7.823       $ 8.313       $ 8.934       $10.118       $13.230
 Ending AUV..................................... $27.890       $29.841       $33.521       $43.618       $49.153
                                                 $ 8.313       $ 8.934       $10.118       $13.230       $14.969
 Ending Number of AUs...........................   522,215         437,644       390,527       344,335       303,407
                                                       150             150           150            69            69

-------------------------------------------------



                                                  FISCAL YEAR
                                                     ENDED
VARIABLE PORTFOLIOS                                 12/31/15
================================================ =============
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.................................. $15.713
                                                 $14.950
 Ending AUV..................................... $15.667
                                                 $14.965
 Ending Number of AUs...........................     615,692
                                                           0

-------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV.................................. $31.051
                                                 $21.074
 Ending AUV..................................... $31.585
                                                 $21.523
 Ending Number of AUs...........................      48,963
                                                           0

-------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $28.758
                                                 $10.420
 Ending AUV..................................... $28.835
                                                 $10.490
 Ending Number of AUs...........................     189,291
                                                           0

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $23.632
                                                 $16.711
 Ending AUV..................................... $22.669
                                                 $16.093
 Ending Number of AUs...........................      67,594
                                                           0

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV.................................. $28.684
                                                 $13.292
 Ending AUV..................................... $27.980
                                                 $13.017
 Ending Number of AUs...........................      93,398
                                                           0

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV.................................. $22.412
                                                 $17.092
 Ending AUV..................................... $22.253
                                                 $17.039
 Ending Number of AUs...........................     296,485
                                                           0

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $51.028
                                                 $16.177
 Ending AUV..................................... $50.471
                                                 $16.065
 Ending Number of AUs...........................     116,966
                                                         372

-------------------------------------------------
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. $49.153
                                                 $14.969
 Ending AUV..................................... $47.486
                                                 $14.519
 Ending Number of AUs...........................     274,805
                                                          69

-------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.


        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.

                                      A-2



                                                      FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                         ENDED          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                     4/30/06        4/30/07       4/30/08       4/30/09       4/30/10
================================================== ================ ============= ============= ============= =============
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.................................... (a)$17.310       $19.922       $22.094       $21.247       $15.780
                                                   (b)$12.453       $14.361       $15.950       $15.363       $11.426
 Ending AUV....................................... (a)$19.922       $22.094       $21.247       $15.780       $21.548
                                                   (b)$14.361       $15.950       $15.363       $11.426       $15.625
 Ending Number of AUs............................. (a)201,721           188,501       146,590       125,934       119,326
                                                   (b)22                     21            21            21            21

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV.................................... (a)$10.452       $13.929       $16.019       $16.414       $ 9.452
                                                   (b)$11.072       $14.799       $17.080       $17.547       $10.131
 Ending AUV....................................... (a)$13.929       $16.019       $16.414       $ 9.452       $12.640
                                                   (b)$14.799       $17.080       $17.547       $10.131       $13.610
 Ending Number of AUs............................. (a)317,227           276,894       263,148       218,854       199,036
                                                   (b)44                     44            44            44            44

---------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV.................................... (a)$13.105       $17.683       $20.692       $19.595       $10.112
                                                   (b)$9.192        $12.453       $14.630       $13.910       $ 7.207
 Ending AUV....................................... (a)$17.683       $20.692       $19.595       $10.112       $13.617
                                                   (b)$12.453       $14.630       $13.910       $ 7.207       $ 9.744
 Ending Number of AUs............................. (a)501,721           496,563       437,413       345,299       300,805
                                                   (b)$722                  712           712           712           712

---------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV.................................... (a)$20.848       $26.911       $33.682       $27.985       $14.083
                                                   (b)$21.570       $27.913       $35.000       $29.088       $14.694
 Ending AUV....................................... (a)$26.911       $33.682       $27.985       $14.083       $21.887
                                                   (b)$27.913       $35.000       $29.088       $14.694       $22.894
 Ending Number of AUs............................. (a)265,567           250,482       145,959       109,677        95,920
                                                   (b)$16                    15            15            15            15

---------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................... (a)$27.116       $34.464       $35.163       $34.958       $23.916
                                                   (b)$5.426        $ 6.924       $ 7.093       $ 7.080       $ 4.863
 Ending AUV....................................... (a)$34.464       $35.163       $34.958       $23.916       $32.067
                                                   (b)$6.924        $ 7.093       $ 7.080       $ 4.863       $ 6.547
 Ending Number of AUs............................. (a)1,400,581       1,082,445       873,281       722,991       667,171
                                                   (b)1,916               1,916         1,916         1,916         1,867

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV.................................... (a)$18.735       $20.622       $22.587       $22.972       $24.381
                                                   (b)$0            $     0       $     0       $     0       $     0
 Ending AUV....................................... (a)$20.622       $22.587       $22.972       $24.381       $26.760
                                                   (b)$0            $     0       $     0       $     0       $     0
 Ending Number of AUs............................. (a)78,790             69,724        60,654        72,809        75,127
                                                   (b)0                       0             0             0             0

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE* - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................... (a)$31.579       $36.641       $41.733       $40.096       $25.481
                                                   (b)$11.223       $13.074       $14.951       $14.422       $ 9.202
 Ending AUV....................................... (a)$36.641       $41.733       $40.096       $25.481       $34.970
                                                   (b)$13.074       $14.951       $14.422       $ 9.202       $12.680
 Ending Number of AUs............................. (a)611,559           640,930       513,330       410,122       370,936
                                                   (b)1,168               1,168           952           952           952

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV.................................... (a)$20.462       $27.190       $29.133       $25.175       $17.076
                                                   (b)$14.413       $19.229       $20.687       $17.949       $12.227
 Ending AUV....................................... (a)$27.190       $29.133       $25.175       $17.076       $25.551
                                                   (b)$19.229       $20.687       $17.949       $12.227       $18.364
 Ending Number of AUs............................. (a)384,054           340,500       246,769       196,153       196,093
                                                   (b)$416                  416           362           362           362

---------------------------------------------------



                                                    8 MONTHS   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                      ENDED       ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                 12/31/10     12/31/11      12/31/12      12/31/13      12/31/14
================================================== ========== ============= ============= ============= =============
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.................................... $21.548    $22.924       $23.608       $27.275       $29.067
                                                   $15.625    $16.655       $17.187       $19.971       $21.393
 Ending AUV....................................... $22.924    $23.608       $27.275       $29.067       $28.949
                                                   $16.655    $17.187       $19.971       $21.393       $21.391
 Ending Number of AUs.............................  116,270       111,602       103,998        92,696        80,674
                                                         21            21            21             0             0

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV.................................... $12.640    $13.851       $11.681       $13.537       $16.127
                                                   $13.610    $14.950       $12.625       $14.744       $17.645
 Ending AUV....................................... $13.851    $11.681       $13.537       $16.127       $14.580
                                                   $14.950    $12.625       $14.744       $17.645       $16.016
 Ending Number of AUs.............................  179,552       151,511       124,717       111,206        98,129
                                                         44            44            44             0             0

---------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV.................................... $13.617    $14.572       $12.406       $14.860       $17.910
                                                   $ 9.744    $10.455       $ 8.937       $10.747       $13.005
 Ending AUV....................................... $14.572    $12.406       $14.860       $17.910       $16.015
                                                   $10.455    $ 8.937       $10.747       $13.005       $11.677
 Ending Number of AUs.............................  260,209       220,559       191,547       162,087       140,803
                                                        712           712           361           318           318

---------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV.................................... $21.887    $22.932       $24.492       $28.356       $27.420
                                                   $22.894    $24.037       $25.767       $29.957       $29.078
 Ending AUV....................................... $22.932    $24.492       $28.356       $27.420       $35.142
                                                   $24.037    $25.767       $29.957       $29.078       $37.416
 Ending Number of AUs.............................   94,506        80,929        70,623        62,124        53,952
                                                         15            15            15             0             0

---------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................... $32.067    $34.008       $32.813       $37.783       $51.287
                                                   $ 6.547    $ 6.961       $ 6.744       $ 7.796       $10.626
 Ending AUV....................................... $34.008    $32.813       $37.783       $51.287       $57.824
                                                   $ 6.961    $ 6.744       $ 7.796       $10.626       $12.028
 Ending Number of AUs.............................  607,397       530,178       475,113       402,437       355,346
                                                      1,867         1,867         1,180           387           387

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV.................................... $26.760    $27.385       $28.767       $30.476       $29.018
                                                   $     0    $     0       $     0       $     0       $23.265
 Ending AUV....................................... $27.385    $28.767       $30.476       $29.018       $30.036
                                                   $     0    $     0       $     0       $23.265       $22.926
 Ending Number of AUs.............................   84,900        80,320        66,193        58,953        50,169
                                                          0             0             0             0             0

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE* - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................... $34.970    $37.103       $35.092       $39.062       $51.570
                                                   $12.680    $13.489       $12.809       $14.316       $18.975
 Ending AUV....................................... $37.103    $35.092       $39.062       $51.570       $54.362
                                                   $13.489    $12.809       $14.316       $18.975       $20.083
 Ending Number of AUs.............................  341,410       291,549       245,322       212,496       182,733
                                                        952           952           560           331           331

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV.................................... $25.551    $27.296       $26.087       $30.366       $40.598
                                                   $18.364    $19.667       $18.867       $22.043       $29.523
 Ending AUV....................................... $27.296    $26.087       $30.366       $40.598       $40.102
                                                   $19.667    $18.867       $22.043       $29.523       $29.279
 Ending Number of AUs.............................  199,740       140,852       118,130       103,514        87,253
                                                        362           362            13             0             0

---------------------------------------------------



                                                    FISCAL YEAR
                                                       ENDED
VARIABLE PORTFOLIOS                                   12/31/15
================================================== =============
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.................................... $28.949
                                                   $21.391
 Ending AUV....................................... $27.361
                                                   $20.299
 Ending Number of AUs.............................      69,626
                                                             0

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV.................................... $14.580
                                                   $16.016
 Ending AUV....................................... $14.437
                                                   $15.923
 Ending Number of AUs.............................      90,150
                                                             0

---------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV.................................... $16.015
                                                   $11.677
 Ending AUV....................................... $15.563
                                                   $11.392
 Ending Number of AUs.............................     129,522
                                                           318

---------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV.................................... $35.142
                                                   $37.416
 Ending AUV....................................... $35.339
                                                   $37.777
 Ending Number of AUs.............................      50,379
                                                             0

---------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................... $57.824
                                                   $12.028
 Ending AUV....................................... $63.535
                                                   $13.269
 Ending Number of AUs.............................     322,875
                                                           387

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV.................................... $30.036
                                                   $22.926
 Ending AUV....................................... $29.627
                                                   $22.705
 Ending Number of AUs.............................      42,961
                                                             0

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE* - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................... $54.362
                                                   $20.083
 Ending AUV....................................... $54.391
                                                   $20.174
 Ending Number of AUs.............................     159,511
                                                           331

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV.................................... $40.102
                                                   $29.279
 Ending AUV....................................... $36.652
                                                   $26.867
 Ending Number of AUs.............................      79,257
                                                             0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.


        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.



        * On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.


                                      A-3



                            FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                               ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS           4/30/06       4/30/07       4/30/08       4/30/09       4/30/10
========================== ============= ============= ============= ============= =============
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............ (a)$11.746    $12.980       $16.747       $17.971       $11.181
                           (b)$8.589     $ 9.555       $12.388       $13.321       $ 8.318
 Ending AUV............... (a)$12.980    $16.747       $17.971       $11.181       $15.033
                           (b)$9.555     $12.388       $13.321       $ 8.318       $11.228
 Ending Number of AUs..... (a)208,914        175,767       154,479       123,614       106,073
                           (b)20                  52            52            52            52

---------------------------



                            8 MONTHS   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                              ENDED       ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS         12/31/10     12/31/11      12/31/12      12/31/13      12/31/14      12/31/15
========================== ========== ============= ============= ============= ============= =============
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............ $15.033    $16.747       $17.576       $19.696       $23.338       $25.926
                           $11.228    $12.549       $13.209       $14.924       $17.773       $19.824
 Ending AUV............... $16.747    $17.576       $19.696       $23.338       $25.926       $22.523
                           $12.549    $13.209       $14.924       $17.773       $19.824       $17.290
 Ending Number of AUs.....  100,462        91,771        81,272        73,054        64,489        54,791
                                 52            52            52             0             0             0

---------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.


        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This table assumes a $100,000 initial investment in a Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


                               INCOME      ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING
                              PROTECTOR                CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE            OPTION      1 - 6       7         10         15         20
--------------------------   ----------   -------   -------   --------   --------   -------
    Male or Female                Plus    5,500     6,379     8,275      10,931     10,931
    Age 45*                        Max    6,290     7,728     11,035     16,044     16,044
--------------------------   ----------   -----     -----     ------     ------     ------
    Joint Spousal Owners          Plus    4,884     5,603     7,119      9,164      7,164
    Age 45**                       Max    5,586     6,788      9,493     13,451     13,451
--------------------------   ----------   -----     -----     ------     ------     ------

*     Life Annuity with 10-year Period Certain

**    Joint and 100% Survivor Annuity with 20-Year Period Certain

This table assumes a $100,000 initial investment in a Non-Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


                          INCOME      ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING
                         PROTECTOR                CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION      1 - 6       7         10         15         20
---------------------   ----------   -------   -------   --------   --------   -------
    Male                     Plus    5,744     6,683     8,717      11,571     11,571
    Age 45*                   Max    6,569     8,096     11,624     16,982     16,982
---------------------   ----------   -----     -----     ------     ------     ------
    Female                   Plus    5,256     6,075     7,833      10,292     10,292
    Age 45*                   Max    6,011     7,360     10,446     15,106     15,106
---------------------   ----------   -----     -----     ------     ------     ------

*     Life Annuity with 10-year Period Certain

                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




 PROSPECTUS PROVISION               AVAILABILITY OR VARIATION               ISSUE STATE
Free Look              If you reside in Arizona and are age 65 or older   Arizona
                         on your Contract Date, the Free Look period is 30
                         days.
Free Look              If you reside in California and are age 60 or      California
                         older on your Contract Date, the Free Look period
                         is 30 days.
Premium Tax            We deduct premium tax charges of 0.50% for         California
                         Qualified contracts and 2.35% for Non-Qualified
                         contracts based
                       on contract value when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 2.0% for          Maine
                         Non-Qualified contracts based on total Purchase
                         Payments when
                       you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 3.5% for          Nevada
                         Non-Qualified contracts based on contract value
                         when you begin
                       the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct  South Dakota premium tax charges of 1.25% for Non-Qualified
                         contracts
                       based on total Purchase Payments when you begin
                         the Income Phase. For any amount in excess of
                         $500,000 in
                       the contract, we deduct front-end premium tax
                         charges of 0.08% for Non-Qualified contracts
                         based on total
                       Purchase Payments when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for          West Virginia
                         Qualified contracts and 1.0% for Non-Qualified
                         contracts based on
                       contract value when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for          Wyoming
                         Non-Qualified contracts based on total Purchase
                         Payments when
                       you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a     Oregon
                         $25 fee.
Transfer Privilege     Any transfer over the limit of 15 will incur a     Texas
                         $10 fee.



                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 24, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTION IF YOUR CONTRACT WAS ISSUED BEFORE NOVEMBER 24, 2003:


If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary.

The death benefit (unless limited by your Plan) is the greatest of:

  1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or

  2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

      We do not pay a death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected.


                                      E-1



        Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN




                         POLARIS PLUS VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 2, 2016 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570



                                  May 2, 2016

                                TABLE OF CONTENTS



                                                                           PAGE
                                                                           ----
Separate Account and the Company........................................     3

General Account.........................................................     4

Performance Data........................................................     5

Annuity Income Payments.................................................     7

Annuity Unit Values.....................................................     8

Taxes...................................................................    10

Broker-Dealer Firms Receiving Revenue Sharing Payments..................    22

Distribution of Contracts...............................................    23

Financial Statements....................................................    23

                        SEPARATE ACCOUNT AND THE COMPANY


     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.


     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Plus contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

        Performance data for the various Portfolios are computed in the manner described below.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                      n
               P (1+T)  = ERV


where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     Total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted at the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.


These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.


ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

        If contract holders elect to begin annuity income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.

                              ANNUITY UNIT VALUES


        The value of an Annuity Unit is determined independently for each Variable Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).


        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the Underlying Fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

                        VARIABLE ANNUITY INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.


        P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

        First annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51


        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:


        Annuity Units = $606.51/$13.256932 = 45.750264


        P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date:


        Second annuity income payment = $45.750264 x $13.327695 = $609.75


        The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

        Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")


A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..   a citizen or resident of the United States

..   a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..   any estate or trust other than a foreign estate or foreign trust (see
    Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities



Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2016 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2016 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2016 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities



Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2016 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2016 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2016 is between $184,000 and $194,000, your contribution may be partially deductible.

(d) Roth IRAs



Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2016 is less than:
$184,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $117,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.



(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2015, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
BOSC, Inc
Capital Investment Group, Inc
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Metropolitan Life Insurance Corporation
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Primerica Financial Services
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

     The contracts are offered through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven and American General Life Insurance Company ("AGL").


     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



     - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2015.

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.


     The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

[LOGO]

                                                 Variable Annuity Account Seven

                                                                           2015
                                                                  Annual Report

                                                              December 31, 2015

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contract Owners of its separate account, Variable Annuity Account Seven:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts constituting Variable Annuity Account Seven (the "Separate Account"), a separate account of American General Life Insurance Company, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2016

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                        Due from
                                                          (to)
                                                        American
                                                         General                 Contract                     Net assets
                                          Investment      Life                   owners - Contract owners - attributable to
                                        securities - at Insurance                annuity    accumulation    contract owner
Sub-accounts                              fair value     Company    Net Assets   reserves     reserves         reserves
------------                            --------------- --------- -------------- -------- ----------------- ---------------
AFIS--Capital Income Builder            $    1,820,590   $ 3,246  $    1,823,836 $     --  $    1,823,836   $    1,823,836
American Funds Asset Allocation Fund
  Class 2                                  343,830,572        29     343,830,601  508,482     343,322,119      343,830,601
American Funds Asset Allocation
  Portfolio Class 4                          3,453,273        --       3,453,273       --       3,453,273        3,453,273
American Funds Bond FundClass 4                540,818        --         540,818       --         540,818          540,818
American Funds Global Bond Fund
  Class 4                                      134,991        --         134,991       --         134,991          134,991
American Funds Global Growth Fund
  Class 2                                  307,303,955      (277)    307,303,678  538,100     306,765,578      307,303,678
American Funds Global Growth
  Portfolio Class 4                          3,567,023      (445)      3,566,578       --       3,566,578        3,566,578
American Funds Global Small
  Capitalization Class 4                       162,850        --         162,850       --         162,850          162,850
American Funds Growth Fund Class 2         237,160,149       (69)    237,160,080  524,138     236,635,942      237,160,080
American Funds Growth Portfolio
  Class 4                                    5,218,490        --       5,218,490       --       5,218,490        5,218,490
American Funds Growth-Income Fund
  Class 2                                  389,726,541       (82)    389,726,459  896,463     388,829,996      389,726,459
American Funds Growth-Income
  Portfolio Class 4                          9,197,289        --       9,197,289       --       9,197,289        9,197,289
American Funds International Class 4           258,979        --         258,979       --         258,979          258,979
AST Asset Allocation Portfolio Class 1       9,412,521       668       9,413,189   32,162       9,381,027        9,413,189
AST Asset Allocation Portfolio Class 3      15,437,006        (3)     15,437,003  189,333      15,247,670       15,437,003
AST Capital Appreciation Portfolio
  Class 1                                   71,824,131     6,808      71,830,939  287,939      71,543,000       71,830,939
AST Capital Appreciation Portfolio
  Class 3                                  164,692,315      (227)    164,692,088  230,521     164,461,567      164,692,088
AST Government and Quality Bond
  Portfolio Class 1                         32,246,926     3,365      32,250,291   66,804      32,183,487       32,250,291
AST Government and Quality Bond
  Portfolio Class 3                        189,034,230      (214)    189,034,016   19,904     189,014,112      189,034,016
AST Growth Portfolio Class 1                25,826,024     3,620      25,829,644  180,871      25,648,773       25,829,644
AST Growth Portfolio Class 3                 6,434,089         5       6,434,094   39,543       6,394,551        6,434,094
AST Natural Resources Portfolio
  Class 3                                    4,695,440        72       4,695,512       --       4,695,512        4,695,512
Franklin Income Securities Fund             37,457,367        (6)     37,457,361   20,906      37,436,455       37,457,361
Franklin Mutual Global Discovery VIP
  Fund                                         614,283        --         614,283       --         614,283          614,283
Franklin Rising Dividends VIP Fund             810,812        --         810,812       --         810,812          810,812
Franklin Strategic Income VIP Fund             132,780        --         132,780       --         132,780          132,780
Franklin Templeton VIP Founding
  Funds Allocations Fund                    21,460,580         2      21,460,582  122,424      21,338,158       21,460,582
Invesco V.I. American Value Fund               147,479        --         147,479       --         147,479          147,479
Invesco V.I. Equity and Income Fund            709,224        --         709,224       --         709,224          709,224
Invesco VI American Franchise Fund
  Series II                                  5,836,075        (1)      5,836,074   27,680       5,808,394        5,836,074
Invesco VI Comstock Fund Series II         263,897,466      (225)    263,897,241  435,426     263,461,815      263,897,241
Invesco VI Growth and Income Fund
  Series II                                273,383,034      (322)    273,382,712  377,782     273,004,930      273,382,712
Lord Abbett Developing Growth                   26,139        --          26,139       --          26,139           26,139
Lord Abbett Growth and Income
  Portfolio Class VC                        94,200,551       (34)     94,200,517  497,730      93,702,787       94,200,517
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                  63,273,069       (95)     63,272,974  217,786      63,055,188       63,272,974
Lord Abbett Series Fund Bond
  Debenture                                    272,434        --         272,434       --         272,434          272,434
Lord Abbett Total Return                       257,926        --         257,926       --         257,926          257,926
SAST Aggressive Growth Portfolio
  Class 1                                    4,617,714     7,023       4,624,737    6,202       4,618,535        4,624,737
SAST Aggressive Growth Portfolio
  Class 3                                    1,245,855        44       1,245,899      757       1,245,142        1,245,899
SAST Alliance Growth Portfolio
  Class 1                                   23,911,627    12,222      23,923,849   21,184      23,902,665       23,923,849
SAST Alliance Growth Portfolio
  Class 3                                   11,392,761        (2)     11,392,759   17,433      11,375,326       11,392,759
SAST Balanced Portfolio Class 1             17,500,317     5,658      17,505,975   62,919      17,443,056       17,505,975
SAST Balanced Portfolio Class 3             23,008,449       200      23,008,649   54,796      22,953,853       23,008,649
SAST Blue Chip Growth Portfolio
  Class 1                                    1,193,989        --       1,193,989       --       1,193,989        1,193,989
SAST Blue Chip Growth Portfolio
  Class 3                                   16,105,909        17      16,105,926      787      16,105,139       16,105,926
SAST Capital Growth Portfolio Class 1          824,240        --         824,240       --         824,240          824,240
SAST Capital Growth Portfolio Class 3        5,857,101        --       5,857,101       --       5,857,101        5,857,101
SAST Cash Management Portfolio
  Class 1                                    8,622,030     2,123       8,624,153   78,519       8,545,634        8,624,153
SAST Cash Management Portfolio
  Class 3                                    9,097,133        (3)      9,097,130       --       9,097,130        9,097,130
SAST Corporate Bond Portfolio
  Class 1                                   42,529,924     1,785      42,531,709   82,088      42,449,621       42,531,709
SAST Corporate Bond Portfolio
  Class 3                                  208,071,526      (317)    208,071,209  149,344     207,921,865      208,071,209
SAST Davis Venture Value Portfolio
  Class 1                                   45,900,942     9,937      45,910,879  123,069      45,787,810       45,910,879
SAST Davis Venture Value Portfolio
  Class 3                                  104,710,688       (92)    104,710,596   76,420     104,634,176      104,710,596
SAST Dogs of Wall Street Portfolio
  Class 1                                    4,412,269     2,265       4,414,534    6,773       4,407,761        4,414,534
SAST Dogs of Wall Street Portfolio
  Class 3                                   35,309,253       (21)     35,309,232   19,212      35,290,020       35,309,232
SAST Dynamic Allocation Portfolio
  Class 3                                1,515,014,539      (223)  1,515,014,316       --   1,515,014,316    1,515,014,316
SAST Emerging Markets Portfolio
  Class 1                                    3,812,629     2,000       3,814,629    4,612       3,810,017        3,814,629
SAST Emerging Markets Portfolio
  Class 3                                   17,170,461       (20)     17,170,441    1,435      17,169,006       17,170,441
SAST Equity Index Portfolio Class 1          9,645,796     3,635       9,649,431    6,148       9,643,283        9,649,431
SAST Equity Opportunities Portfolio
  Class 1                                    8,222,369        --       8,222,369   17,045       8,205,324        8,222,369
SAST Equity Opportunities Portfolio
  Class 3                                   33,686,750       (41)     33,686,709    3,883      33,682,826       33,686,709
SAST Foreign Value Portfolio Class 3       102,146,334      (136)    102,146,198   14,969     102,131,229      102,146,198
SAST Fundamental Growth Portfolio
  Class 1                                    9,079,537     1,500       9,081,037   38,723       9,042,314        9,081,037
SAST Fundamental Growth Portfolio
  Class 3                                    3,795,151        (1)      3,795,150   51,644       3,743,506        3,795,150
SAST Global Bond Portfolio Class 1           9,312,748     2,042       9,314,790    6,397       9,308,393        9,314,790
SAST Global Bond Portfolio Class 3          51,615,076       (57)     51,615,019   16,295      51,598,724       51,615,019
SAST Global Equities Portfolio Class 1       4,799,014     5,012       4,804,026    4,335       4,799,691        4,804,026
SAST Global Equities Portfolio Class 3       4,139,867        --       4,139,867    6,830       4,133,037        4,139,867
SAST Growth Opportunities Portfolio
  Class 1                                    1,740,277        (1)      1,740,276       --       1,740,276        1,740,276
SAST Growth Opportunities Portfolio
  Class 3                                   19,189,899       (33)     19,189,866    2,313      19,187,553       19,189,866
SAST Growth-Income Portfolio
  Class 1                                   17,778,663     4,655      17,783,318   81,345      17,701,973       17,783,318
SAST Growth-Income Portfolio
  Class 3                                   76,951,690       (84)     76,951,606   41,906      76,909,700       76,951,606

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2015

                                                                   Due from
                                                                     (to)
                                                                   American
                                                                    General              Contract   Contract     Net assets
                                                     Investment      Life                owners -   owners -   attributable to
                                                   securities - at Insurance             annuity  accumulation    contract
Sub-accounts                                         fair value     Company  Net Assets  reserves   reserves   owner reserves
------------                                       --------------- --------- ----------- -------- ------------ ---------------
SAST High-Yield Bond Portfolio Class 1                 9,347,475        (1)    9,347,474   7,803    9,339,671      9,347,474
SAST High-Yield Bond Portfolio Class 3                45,972,002       (49)   45,971,953  50,495   45,921,458     45,971,953
SAST International Diversified Equities Portfolio
  Class 1                                              3,813,175     3,613     3,816,788  26,364    3,790,424      3,816,788
SAST International Diversified Equities Portfolio
  Class 3                                             17,664,940        35    17,664,975   5,216   17,659,759     17,664,975
SAST International Growth and Income Portfolio
  Class 1                                              6,852,013     4,578     6,856,591  66,327    6,790,264      6,856,591
SAST International Growth and Income Portfolio
  Class 3                                             16,299,726       (31)   16,299,695   3,008   16,296,687     16,299,695
SAST Marsico Focused Growth Portfolio Class 3         25,782,446       (31)   25,782,415     252   25,782,163     25,782,415
SAST MFS Massachusetts Investors Trust Portfolio
  Class 1                                              4,486,407         1     4,486,408  21,754    4,464,654      4,486,408
SAST MFS Massachusetts Investors Trust Portfolio
  Class 3                                            115,495,633      (158)  115,495,475   2,778  115,492,697    115,495,475
SAST MFS Total Return Portfolio Class 1               63,312,088      (212)   63,311,876 229,060   63,082,816     63,311,876
SAST MFS Total Return Portfolio Class 3              122,563,649       (88)  122,563,561  45,347  122,518,214    122,563,561
SAST Mid-Cap Growth Portfolio Class 1                  4,411,516        --     4,411,516   7,560    4,403,956      4,411,516
SAST Mid-Cap Growth Portfolio Class 3                 26,002,699       (19)   26,002,680   4,148   25,998,532     26,002,680
SAST Real Estate Portfolio Class 1                     4,574,992     2,738     4,577,730   7,005    4,570,725      4,577,730
SAST Real Estate Portfolio Class 3                    18,847,164       (36)   18,847,128      --   18,847,128     18,847,128
SAST Small & Mid Cap Value Portfolio Class 3          44,575,433       (69)   44,575,364  30,333   44,545,031     44,575,364
SAST Small Company Value Portfolio Class 1             2,904,920     2,504     2,907,424      --    2,907,424      2,907,424
SAST Small Company Value Portfolio Class 3            33,090,270       (29)   33,090,241  11,018   33,079,223     33,090,241
SAST Technology Portfolio Class 1                        341,976        --       341,976      --      341,976        341,976
SAST Technology Portfolio Class 3                      1,528,426        --     1,528,426      --    1,528,426      1,528,426
SAST Telecom Utility Portfolio Class 1                 1,704,624     1,500     1,706,124  16,089    1,690,035      1,706,124
SAST Telecom Utility Portfolio Class 3                 1,995,041        --     1,995,041      --    1,995,041      1,995,041
SAST Total Return Bond Portfolio Class 1              16,461,494      (136)   16,461,358  50,413   16,410,945     16,461,358
SAST Total Return Bond Portfolio Class 3             204,144,783      (305)  204,144,478   8,611  204,135,867    204,144,478
SST Real Return Portfolio Class 3                     77,206,584      (124)   77,206,460   1,049   77,205,411     77,206,460
Templeton Global Bond VIP Fund                           125,296        --       125,296      --      125,296        125,296

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                        Mortality and                                            Net change in     Increase
                                           expense         Net                     Capital gain    unrealized   (decrease) in
                             Dividends     risk and     investment   Net realized  distributions  appreciation    net assets
                            from mutual administrative    income    gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                   funds       charges        (loss)     investments       funds     of investments   operations
------------                ----------- -------------- -----------  -------------- ------------- -------------- --------------
AFIS - Capital Income
  Builder                   $     7,588  $     (1,911) $     5,677   $      (128)   $        --  $     (26,742)  $    (21,193)
American Funds Asset
  Allocation Fund
  Class 2                     5,796,185    (3,175,190)   2,620,995    10,485,033     25,915,307    (37,149,324)     1,872,011
American Funds Asset
  Allocation Portfolio
  Class 4                        47,765        (9,360)      38,406        (3,948)            --        (27,419)         7,039
American Funds Bond
  FundClass 4                     5,073          (604)       4,469          (445)            --         (7,149)        (3,125)
American Funds Global
  Bond Fund Class 4                  --          (189)        (189)          (14)            --           (966)        (1,169)
American Funds Global
  Growth Fund Class 2         3,244,648    (2,955,741)     288,908    11,002,266     31,441,033    (23,577,879)    19,154,328
American Funds Global
  Growth Portfolio
  Class 4                        28,561       (10,014)      18,546        (1,576)            --        (39,907)       (22,937)
American Funds Global
  Small Capitalization
  Class 4                            --          (155)        (155)         (221)            --         (1,117)        (1,493)
American Funds Growth
  Fund Class 2                1,466,689    (2,251,353)    (784,664)    8,639,600     51,411,515    (44,954,980)    14,311,471
American Funds Growth
  Portfolio Class 4              33,886       (16,463)      17,423         2,868             --         41,264         61,555
American Funds Growth-
  Income Fund Class 2         5,294,583    (3,702,797)   1,591,785    13,658,384     60,430,767    (72,937,113)     2,743,823
American Funds Growth-
  Income Portfolio
  Class 4                       105,132       (26,158)      78,974        (1,602)            --        (80,680)        (3,308)
American Funds
  International Class 4           2,485          (345)       2,140            (7)            --         (7,709)        (5,576)
AST Asset Allocation
  Portfolio Class 1             296,034      (110,058)     185,976       441,837      1,022,014     (1,892,584)      (242,757)
AST Asset Allocation
  Portfolio Class 3             436,820      (142,717)     294,103       331,106      1,645,253     (2,742,891)      (472,429)
AST Capital Appreciation
  Portfolio Class 1                  --      (725,490)    (725,490)    3,359,017     12,130,178     (8,964,273)     5,799,432
AST Capital Appreciation
  Portfolio Class 3                  --    (1,552,944)  (1,552,944)    5,281,113     28,629,417    (20,061,993)    12,295,593
AST Government and
  Quality Bond Portfolio
  Class 1                       515,645      (334,137)     181,508        75,441        121,545       (511,373)      (132,879)
AST Government and
  Quality Bond Portfolio
  Class 3                     2,475,715    (1,851,095)     624,620      (324,225)       702,943     (2,246,229)    (1,242,891)
AST Growth Portfolio
  Class 1                       173,298      (272,644)     (99,345)    1,153,797      3,844,660     (5,016,892)      (117,780)
AST Growth Portfolio
  Class 3                        23,001       (63,815)     (40,813)      317,717        931,408     (1,278,869)       (70,557)
AST Natural Resources
  Portfolio Class 3              59,511       (46,105)      13,406      (403,841)            --       (792,292)    (1,182,727)
Franklin Income
  Securities Fund             1,776,511      (372,192)   1,404,318       513,930             --     (5,074,826)    (3,156,578)
Franklin Mutual Global
  Discovery VIP Fund                 --          (693)        (693)           25             --         (5,140)        (5,808)
Franklin Rising Dividends
  VIP Fund                           --          (848)        (848)          217             --         (8,454)        (9,085)
Franklin Strategic Income
  VIP Fund                           --          (192)        (192)           (2)            --         (2,401)        (2,595)
Franklin Templeton VIP
  Founding Funds
  Allocations Fund              587,976      (196,549)     391,427       152,854         32,151     (2,135,839)    (1,559,407)
Invesco V.I. American
  Value Fund                         --          (198)        (198)           (5)            --         (5,864)        (6,067)
Invesco V.I. Equity and
  Income Fund                        --          (788)        (788)          144             --         (7,981)        (8,625)
Invesco VI American
  Franchise Fund Series
  II                                 --       (54,476)     (54,476)      548,060         31,968       (304,120)       221,432
Invesco VI Comstock
  Fund Series II              4,690,696    (2,591,195)   2,099,502    10,795,876        774,664    (33,332,542)   (19,662,500)
Invesco VI Growth and
  Income Fund Series II       7,438,933    (2,666,862)   4,772,072     8,140,943     43,527,460    (68,076,949)   (11,636,474)
Lord Abbett Developing
  Growth                             --           (23)         (23)           --            132           (663)          (554)
Lord Abbett Growth and
  Income Portfolio Class
  VC                          1,190,790      (898,861)     291,930     4,469,309      5,097,524    (13,568,120)    (3,709,357)
Lord Abbett Mid Cap
  Stock Portfolio Class
  VC                            386,433      (608,373)    (221,940)    3,309,092      3,980,828    (10,082,476)    (3,014,496)
Lord Abbett Series Fund
  Bond Debenture                 10,904          (355)      10,549           (71)            --        (15,163)        (4,685)
Lord Abbett Total Return          7,120          (295)       6,825          (226)            --         (8,611)        (2,012)
SAST Aggressive Growth
  Portfolio Class 1                  --       (59,524)     (59,524)      231,569             --       (260,156)       (88,111)
SAST Aggressive Growth
  Portfolio Class 3                  --       (12,858)     (12,858)       96,611             --       (122,448)       (38,695)
SAST Alliance Growth
  Portfolio Class 1              30,626      (289,402)    (258,775)      891,273      2,332,086       (668,827)     2,295,757
SAST Alliance Growth
  Portfolio Class 3                  --      (100,845)    (100,845)      799,725      1,101,744       (751,306)     1,049,318
SAST Balanced Portfolio
  Class 1                       312,890      (207,292)     105,598       697,049      1,330,263     (2,323,367)      (190,457)
SAST Balanced Portfolio
  Class 3                       359,551      (213,221)     146,330       678,252      1,750,708     (2,860,422)      (285,132)
SAST Blue Chip Growth
  Portfolio Class 1               4,881       (11,278)      (6,397)      134,651         21,262        (99,492)        50,024
SAST Blue Chip Growth
  Portfolio Class 3              28,644      (148,905)    (120,261)      290,309        271,093       (154,215)       286,926
SAST Capital Growth
  Portfolio Class 1                 599        (7,429)      (6,830)       39,750         33,353        (27,301)        38,972
SAST Capital Growth
  Portfolio Class 3                  --       (44,510)     (44,510)      227,566        213,122       (206,105)       190,073
SAST Cash Management
  Portfolio Class 1                  --       (92,448)     (92,448)      (32,504)            --         12,568       (112,384)
SAST Cash Management
  Portfolio Class 3                  --       (89,363)     (89,363)      (43,498)            --         (1,241)      (134,102)
SAST Corporate Bond
  Portfolio Class 1           1,744,595      (421,591)   1,323,004       788,519        136,453     (3,146,985)      (899,009)
SAST Corporate Bond
  Portfolio Class 3           7,674,415    (1,996,410)   5,678,005     2,119,548        644,690    (13,439,877)    (4,997,634)
SAST Davis Venture
  Value Portfolio Class 1       246,053      (473,948)    (227,895)    1,330,768      7,513,897     (8,292,560)       324,210
SAST Davis Venture
  Value Portfolio Class 3       259,658    (1,008,614)    (748,956)    1,899,248     16,996,940    (17,884,745)       262,487
SAST Dogs of Wall
  Street Portfolio Class 1       86,892       (48,621)      38,271       306,568        299,886       (606,634)        38,091
SAST Dogs of Wall
  Street Portfolio Class 3      620,462      (345,977)     274,486       514,038      2,427,287     (2,940,311)       275,500
SAST Dynamic
  Allocation Portfolio
  Class 3                    14,306,184   (12,647,775)   1,658,409        36,912     11,431,909   (103,341,182)   (90,213,952)
SAST Emerging Markets
  Portfolio Class 1              76,481       (48,136)      28,346       (70,760)            --       (649,087)      (691,501)
SAST Emerging Markets
  Portfolio Class 3             282,568      (170,106)     112,462       110,100             --     (2,984,997)    (2,762,435)
SAST Equity Index
  Portfolio Class 1             106,577      (128,108)     (21,531)      495,639        148,280       (645,086)       (22,698)
SAST Equity
  Opportunities Portfolio
  Class 1                        49,287       (84,211)     (34,924)      744,494        367,862       (895,259)       182,173
SAST Equity
  Opportunities Portfolio
  Class 3                       126,582      (332,895)    (206,313)      606,532      1,499,610     (1,345,242)       554,587
SAST Foreign Value
  Portfolio Class 3           2,061,558    (1,049,865)   1,011,693     2,295,863             --     (8,948,034)    (5,640,478)
SAST Fundamental
  Growth Portfolio
  Class 1                            --      (107,517)    (107,517)      472,126      1,629,093     (1,933,054)        60,648
SAST Fundamental
  Growth Portfolio
  Class 3                            --       (35,215)     (35,215)      228,732        709,147       (888,161)        14,503
SAST Global Bond
  Portfolio Class 1                  --       (92,955)     (92,955)     (216,982)        42,881       (132,747)      (399,803)
SAST Global Bond
  Portfolio Class 3                  --      (491,751)    (491,751)     (802,255)       230,889     (1,006,025)    (2,069,142)
SAST Global Equities
  Portfolio Class 1              72,765       (56,365)      16,401       172,340         11,503       (315,612)      (115,368)
SAST Global Equities
  Portfolio Class 3              49,436       (39,943)       9,494       163,093          9,505       (295,090)      (112,998)
SAST Growth
  Opportunities Portfolio
  Class 1                            --       (16,764)     (16,764)       99,957        229,150       (333,149)       (20,806)
SAST Growth
  Opportunities Portfolio
  Class 3                            --      (195,477)    (195,477)    1,294,726      2,607,489     (3,856,974)      (150,236)
SAST Growth-Income
  Portfolio Class 1             330,723      (220,070)     110,654       811,122        707,788     (2,284,217)      (654,653)
SAST Growth-Income
  Portfolio Class 3           1,232,784      (756,257)     476,526     1,206,195      3,018,471     (7,271,603)    (2,570,411)

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                    Increase
                                                                                                     Net change    (decrease)
                                              Mortality                      Net                   in unrealized       in
                                             and expense                  realized   Capital gain   appreciation   net assets
                                 Dividends     risk and         Net      gain (loss) distributions (depreciation)  resulting
                                from mutual administrative  investment       on       from mutual        of           from
Sub-accounts                       funds       charges     income (loss) investments     funds      investments    operations
------------                    ----------- -------------- ------------- ----------- ------------- -------------- -----------
SAST High-Yield Bond Portfolio
  Class 1                       $540,168.00  $  (101,265)   $  438,903   $  187,917   $       --    $ (1,117,454) $  (490,634)
SAST High-Yield Bond Portfolio
  Class 3                         2,428,497     (445,734)    1,982,763      288,862           --      (4,806,492)  (2,534,867)
SAST International Diversified
  Equities Portfolio Class 1         84,007      (42,104)       41,902       78,815           --        (136,007)     (15,290)
SAST International Diversified
  Equities Portfolio Class 3        321,365     (169,753)      151,612      217,865           --        (554,257)    (184,780)
SAST International Growth and
  Income Portfolio Class 1          190,219      (75,477)      114,742       84,877           --        (353,929)    (154,310)
SAST International Growth and
  Income Portfolio Class 3          407,663     (156,863)      250,800      872,020           --      (1,467,496)    (344,676)
SAST Marsico Focused Growth
  Portfolio Class 3                      --     (254,005)     (254,005)     623,486    1,255,919      (1,846,844)    (221,444)
SAST MFS Massachusetts
  Investors Trust Portfolio
  Class 1                            40,217      (42,113)       (1,896)     306,880      226,952        (560,975)     (29,039)
SAST MFS Massachusetts
  Investors Trust Portfolio
  Class 3                           726,797   (1,162,608)     (435,812)   3,365,438    5,798,316      (9,895,250)  (1,167,308)
SAST MFS Total Return
  Portfolio Class 1               1,644,320     (607,194)    1,037,126    2,305,276           --      (4,157,532)    (815,130)
SAST MFS Total Return
  Portfolio Class 3               2,771,412   (1,152,432)    1,618,980    3,059,297           --      (6,657,742)  (1,979,465)
SAST Mid-Cap Growth Portfolio
  Class 1                                --      (42,523)      (42,523)     396,185      350,336        (585,699)     118,299
SAST Mid-Cap Growth Portfolio
  Class 3                                --     (269,868)     (269,868)   1,615,728    2,099,135      (2,905,431)     539,564
SAST Real Estate Portfolio
  Class 1                            84,661      (49,107)       35,554      198,975      441,494        (648,411)      27,612
SAST Real Estate Portfolio
  Class 3                           300,042     (188,960)      111,082    1,624,112    1,857,817      (3,418,058)     174,953
SAST Small & Mid Cap Value
  Portfolio Class 3                 145,503     (433,147)     (287,644)   1,579,691    6,665,123     (11,159,459)  (3,202,289)
SAST Small Company Value
  Portfolio Class 1                  10,076      (40,121)      (30,044)     136,668      220,614        (606,520)    (279,282)
SAST Small Company Value
  Portfolio Class 3                  19,834     (326,801)     (306,967)   1,337,532    2,494,119      (6,482,229)  (2,957,545)
SAST Technology Portfolio
  Class 1                                --       (3,239)       (3,239)      38,783           --          (3,846)      31,698
SAST Technology Portfolio
  Class 3                                --      (13,707)      (13,707)      82,973           --          36,740      106,006
SAST Telecom Utility Portfolio
  Class 1                            98,128      (23,886)       74,242       84,849           --        (435,077)    (275,986)
SAST Telecom Utility Portfolio
  Class 3                            99,875      (21,069)       78,806      124,710           --        (491,429)    (287,913)
SAST Total Return Bond
  Portfolio Class 1                 207,609     (161,102)       46,507      138,905      409,762        (760,041)    (164,867)
SAST Total Return Bond
  Portfolio Class 3               1,903,227   (1,991,082)      (87,854)     488,057    4,845,320      (7,950,992)  (2,705,469)
SST Real Return Portfolio
  Class 3                         2,964,045     (765,117)    2,198,928     (310,524)          --      (3,722,224)  (1,833,820)
Templeton Global Bond VIP
  Fund                                   --         (167)         (167)          88           --          (1,386)      (1,465)

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2015

                                                                   Net Asset
                                                                   Value Per Value of Shares Cost of Shares
Sub-accounts                                              Shares     Share    at Fair Value       Held      Level /(1)/
------------                                            ---------- --------- --------------- -------------- ----------
AFIS--Capital Income Builder                               194,093  $ 9.38    $  1,820,590    $  1,847,333      1
American Funds Asset Allocation Fund Class 2            16,813,231   20.45     343,830,572     303,966,582      1
American Funds Asset Allocation Portfolio Class 4          169,278   20.40       3,453,273       3,480,691      1
American Funds Bond FundClass 4                             50,972   10.61         540,818         547,968      1
American Funds Global Bond Fund Class 4                     12,396   10.89         134,991         135,956      1
American Funds Global Growth Fund Class 2               11,733,637   26.19     307,303,955     270,066,653      1
American Funds Global Growth Portfolio Class 4             136,354   26.16       3,567,023       3,606,930      1
American Funds Global Small Capitalization Class 4           6,754   24.11         162,850         163,967      1
American Funds Growth Fund Class 2                       3,503,622   67.69     237,160,149     211,400,426      1
American Funds Growth Portfolio Class 4                     77,587   67.26       5,218,490       5,177,226      1
American Funds Growth-Income Fund Class 2                8,652,898   45.04     389,726,541     351,922,921      1
American Funds Growth-Income Portfolio Class 4             205,205   44.82       9,197,289       9,277,969      1
American Funds International Class 4                        14,444   17.93         258,979         266,688      1
AST Asset Allocation Portfolio Class 1                     670,239   14.04       9,412,521       9,241,553      1
AST Asset Allocation Portfolio Class 3                   1,106,446   13.95      15,437,006      16,663,053      1
AST Capital Appreciation Portfolio Class 1               1,677,746   42.81      71,824,131      66,193,372      1
AST Capital Appreciation Portfolio Class 3               4,049,174   40.67     164,692,315     161,301,412      1
AST Government and Quality Bond Portfolio Class 1        2,153,184   14.98      32,246,926      32,372,919      1
AST Government and Quality Bond Portfolio Class 3       12,664,353   14.93     189,034,230     192,380,491      1
AST Growth Portfolio Class 1                               969,894   26.63      25,826,024      22,132,930      1
AST Growth Portfolio Class 3                               241,989   26.59       6,434,089       5,742,520      1
AST Natural Resources Portfolio Class 3                    320,623   14.64       4,695,440       7,189,632      1
Franklin Income Securities Fund                          2,637,843   14.20      37,457,367      40,025,532      1
Franklin Mutual Global Discovery VIP Fund                   31,713   19.37         614,283         619,422      1
Franklin Rising Dividends VIP Fund                          32,800   24.72         810,812         819,266      1
Franklin Strategic Income VIP Fund                          13,005   10.21         132,780         135,181      1
Franklin Templeton VIP Founding Funds Allocations Fund   3,179,345    6.75      21,460,580      22,268,276      1
Invesco V.I. American Value Fund                             9,484   15.55         147,479         153,342      1
Invesco V.I. Equity and Income Fund                         43,888   16.16         709,224         717,205      1
Invesco VI American Franchise Fund Series II               104,496   55.85       5,836,075       3,582,234      1
Invesco VI Comstock Fund Series II                      15,071,243   17.51     263,897,466     197,465,075      1
Invesco VI Growth and Income Fund Series II             13,969,496   19.57     273,383,034     278,152,895      1
Lord Abbett Developing Growth                                1,174   22.27          26,139          26,802      1
Lord Abbett Growth and Income Portfolio Class VC         2,924,575   32.21      94,200,551      74,775,863      1
Lord Abbett Mid Cap Stock Portfolio Class VC             2,717,915   23.28      63,273,069      47,163,269      1
Lord Abbett Series Fund Bond Debenture                      24,456   11.14         272,434         287,598      1
Lord Abbett Total Return                                    15,872   16.25         257,926         266,537      1
SAST Aggressive Growth Portfolio Class 1                   288,358   16.01       4,617,714       3,689,362      1
SAST Aggressive Growth Portfolio Class 3                    79,712   15.63       1,245,855       1,206,980      1
SAST Alliance Growth Portfolio Class 1                     591,148   40.45      23,911,627      18,262,363      1
SAST Alliance Growth Portfolio Class 3                     284,748   40.01      11,392,761       7,674,074      1
SAST Balanced Portfolio Class 1                            927,973   18.86      17,500,317      15,278,797      1
SAST Balanced Portfolio Class 3                          1,225,696   18.77      23,008,449      22,980,639      1
SAST Blue Chip Growth Portfolio Class 1                    115,259   10.36       1,193,989       1,032,564      1
SAST Blue Chip Growth Portfolio Class 3                  1,568,495   10.27      16,105,909      15,469,764      1
SAST Capital Growth Portfolio Class 1                       60,808   13.55         824,240         545,693      1
SAST Capital Growth Portfolio Class 3                      442,208   13.25       5,857,101       4,566,449      1
SAST Cash Management Portfolio Class 1                     818,335   10.54       8,622,030       8,666,373      1
SAST Cash Management Portfolio Class 3                     879,406   10.34       9,097,133       9,112,694      1
SAST Corporate Bond Portfolio Class 1                    3,320,223   12.81      42,529,924      41,864,744      1
SAST Corporate Bond Portfolio Class 3                   16,340,361   12.73     208,071,526     211,012,216      1
SAST Davis Venture Value Portfolio Class 1               1,967,008   23.34      45,900,942      45,788,566      1

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED
DECEMBER 31, 2015

                                                                       Net Asset
                                                                       Value Per Value of Shares at Cost of Shares
Sub-accounts                                                 Shares    Share ($)   Fair Value ($)      Held ($)    Level /(1)/
------------                                               ----------- --------- ------------------ -------------- ----------
SAST Davis Venture Value Portfolio Class 3                   4,505,347  $23.24     $  104,710,688   $  107,359,745     1
SAST Dogs of Wall Street Portfolio Class 1                     354,505   12.45          4,412,269        3,518,159     1
SAST Dogs of Wall Street Portfolio Class 3                   2,857,041   12.36         35,309,253       35,180,287     1
SAST Dynamic Allocation Portfolio Class 3                  127,650,796   11.87      1,515,014,539    1,573,984,685     1
SAST Emerging Markets Portfolio Class 1                        623,215    6.12          3,812,629        4,974,085     1
SAST Emerging Markets Portfolio Class 3                      2,844,236    6.04         17,170,461       20,571,902     1
SAST Equity Index Portfolio Class 1                            556,483   17.33          9,645,796        6,204,498     1
SAST Equity Opportunities Portfolio Class 1                    439,205   18.72          8,222,369        4,730,556     1
SAST Equity Opportunities Portfolio Class 3                  1,805,728   18.66         33,686,750       30,640,614     1
SAST Foreign Value Portfolio Class 3                         6,986,149   14.62        102,146,334       96,348,067     1
SAST Fundamental Growth Portfolio Class 1                      409,901   22.15          9,079,537        8,333,334     1
SAST Fundamental Growth Portfolio Class 3                      177,221   21.41          3,795,151        3,101,835     1
SAST Global Bond Portfolio Class 1                             869,341   10.71          9,312,748       10,401,404     1
SAST Global Bond Portfolio Class 3                           4,903,999   10.53         51,615,076       55,607,367     1
SAST Global Equities Portfolio Class 1                         262,757   18.26          4,799,014        4,028,264     1
SAST Global Equities Portfolio Class 3                         228,295   18.13          4,139,867        3,946,469     1
SAST Growth Opportunities Portfolio Class 1                    218,772    7.95          1,740,277        1,833,871     1
SAST Growth Opportunities Portfolio Class 3                  2,537,359    7.56         19,189,899       19,841,587     1
SAST Growth-Income Portfolio Class 1                           596,348   29.81         17,778,663       14,078,492     1
SAST Growth-Income Portfolio Class 3                         2,593,021   29.68         76,951,690       74,806,537     1
SAST High-Yield Bond Portfolio Class 1                       1,797,567    5.20          9,347,475        9,935,090     1
SAST High-Yield Bond Portfolio Class 3                       8,893,021    5.17         45,972,002       49,742,022     1
SAST International Diversified Equities Portfolio Class 1      417,726    9.13          3,813,175        3,742,509     1
SAST International Diversified Equities Portfolio Class 3    1,947,333    9.07         17,664,940       18,301,604     1
SAST International Growth and Income Portfolio Class 1         747,458    9.17          6,852,013        6,920,913     1
SAST International Growth and Income Portfolio Class 3       1,774,847    9.18         16,299,726       14,281,778     1
SAST Marsico Focused Growth Portfolio Class 3                2,105,300   12.25         25,782,446       25,036,838     1
SAST MFS Massachusetts Investors Trust Portfolio Class 1       217,122   20.66          4,486,407        3,525,847     1
SAST MFS Massachusetts Investors Trust Portfolio Class 3     5,611,147   20.58        115,495,633       97,573,772     1
SAST MFS Total Return Portfolio Class 1                      3,374,548   18.76         63,312,088       52,340,458     1
SAST MFS Total Return Portfolio Class 3                      6,546,126   18.72        122,563,649      103,611,440     1
SAST Mid-Cap Growth Portfolio Class 1                          259,379   17.01          4,411,516        3,317,133     1
SAST Mid-Cap Growth Portfolio Class 3                        1,589,893   16.36         26,002,699       21,973,933     1
SAST Real Estate Portfolio Class 1                             306,359   14.93          4,574,992        3,894,751     1
SAST Real Estate Portfolio Class 3                           1,272,263   14.81         18,847,164       17,581,656     1
SAST Small & Mid Cap Value Portfolio Class 3                 2,817,333   15.82         44,575,433       47,740,335     1
SAST Small Company Value Portfolio Class 1                     136,682   21.25          2,904,920        2,322,529     1
SAST Small Company Value Portfolio Class 3                   1,568,549   21.10         33,090,270       27,802,643     1
SAST Technology Portfolio Class 1                               67,842    5.04            341,976          223,644     1
SAST Technology Portfolio Class 3                              313,607    4.87          1,528,426        1,215,833     1
SAST Telecom Utility Portfolio Class 1                         131,219   12.99          1,704,624        1,566,152     1
SAST Telecom Utility Portfolio Class 3                         153,997   12.96          1,995,041        2,163,489     1
SAST Total Return Bond Portfolio Class 1                     1,892,311    8.70         16,461,494       16,885,747     1
SAST Total Return Bond Portfolio Class 3                    23,695,912    8.62        204,144,783      210,323,450     1
SST Real Return Portfolio Class 3                            8,323,062    9.28         77,206,584       81,904,054     1
Templeton Global Bond VIP Fund                                   7,930   15.80            125,296          126,683     1

(1) Represents the level within the fair value hiearchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                          Sub-accounts
                               -------------------------------------------------------------------------------------------------
                                                          American             American                 American
                                                           Funds     American   Funds                     Funds       American
                                 AFIS -      American      Asset      Funds     Global     American      Global     Funds Global
                                 Capital   Funds Asset   Allocation    Bond      Bond    Funds Global    Growth        Small
                                 Income     Allocation   Portfolio     Fund      Fund    Growth Fund    Portfolio  Capitalization
                                 Builder   Fund Class 2   Class 4    Class 4   Class 4     Class 2       Class 4      Class 4
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income
    (loss)                     $    5,677  $  2,620,995  $   38,406  $  4,469  $   (189) $    288,908  $   18,546     $   (155)
  Net realized gain
    (losses)                         (128)   10,485,033      (3,948)     (445)      (14)   11,002,266      (1,576)        (221)
  Capital gain dist from
    mutual funds                       --    25,915,307          --        --        --    31,441,033          --           --
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                   (26,742)  (37,149,324)    (27,419)   (7,149)     (966)  (23,577,879)    (39,907)      (1,117)
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
     Increase (decrease)
      in net assets
      resulting from
      operations                  (21,193)    1,872,011       7,039    (3,125)   (1,169)   19,154,328     (22,937)      (1,493)
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units
    sold                        1,728,310     9,351,687   3,256,041   482,629   131,786     6,378,981   3,263,344      137,606
  Cost of units redeemed           (1,938)  (35,047,359)   (261,189)      (34)       --   (28,433,571)    (37,847)          --
  Net transfers                   118,657    (1,695,466)    451,382    61,348     4,374    (8,818,908)    364,018       26,737
  Contract maintenance
    charge                             --    (1,445,787)         --        --        --    (1,009,315)         --           --
  Adjustments to net
    assets allocated to
    contracts in payout
    period                             --        (4,288)         --        --        --        (5,416)         --           --
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
     Increase (decrease)
      in net assets
      resulting from
      principal
      transactions              1,823,836   (28,841,213)  3,446,234   543,943   136,160   (31,888,229)  3,589,515      164,343
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
Increase (decrease) in net
 assets                         1,823,836   (26,969,202)  3,453,273   540,818   134,991   (12,733,901)  3,566,578      162,850
Net assets at beginning of
 period                                --   370,799,803          --        --        --   320,037,579          --           --
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
Net assets at end of period    $1,820,590  $343,830,601  $3,453,273  $540,818  $134,991  $307,303,678  $3,566,578     $162,850
                               ==========  ============  ==========  ========  ========  ============  ==========     ========
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income
    (loss)                     $       --  $  2,245,292  $       --  $     --  $     --  $    823,851  $       --     $     --
  Net realized gain
    (losses)                           --    13,207,576          --        --        --    11,513,231          --           --
  Capital gain dist from
    mutual funds                       --    17,934,474          --        --        --    31,589,040          --           --
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                        --   (17,303,358)         --        --        --   (39,466,817)         --           --
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
     Increase (decrease)
      in net assets
      resulting from
      operations                       --    16,083,984          --        --        --     4,459,305          --           --
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units
    sold                               --    13,902,421          --        --        --    18,328,574          --           --
  Cost of units redeemed               --   (41,856,360)         --        --        --   (33,550,880)         --           --
  Net transfers                        --    18,411,701          --        --        --     4,221,770          --           --
  Contract maintenance
    charge                             --    (1,338,548)         --        --        --      (963,063)         --           --
  Adjustments to net
    assets allocated to
    contracts in payout
    period                             --        12,429          --        --        --        10,461          --           --
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
     Increase (decrease)
      in net assets
      resulting from
      principal
      transactions                     --   (10,868,357)         --        --        --   (11,953,138)         --           --
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
Increase (decrease) in net
 assets                                --     5,215,627          --        --        --    (7,493,833)         --           --
Net assets at beginning of
 period                                --   365,584,176          --        --        --   327,531,412          --           --
                               ----------  ------------  ----------  --------  --------  ------------  ----------     --------
Net assets at end of period    $       --  $370,799,803  $       --  $     --  $     --  $320,037,579  $       --     $     --
                               ==========  ============  ==========  ========  ========  ============  ==========     ========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                     Sub-accounts
                       --------------------------------------------------------------------------------------------------------
                                                                American
                                      American     American       Funds
                         American       Funds        Funds       Growth-     American     AST Asset    AST Asset   AST Capital
                           Funds       Growth       Growth-      Income        Funds      Allocation   Allocation  Appreciation
                        Growth Fund   Portfolio   Income Fund   Portfolio  International  Portfolio    Portfolio    Portfolio
                          Class 2      Class 4      Class 2      Class 4      Class 4      Class 1      Class 3      Class 1
FOR THE YEAR
 ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment
    income (loss)      $   (784,664) $   17,423  $  1,591,785  $   78,974    $  2,140    $   185,976  $   294,103  $   (725,490)
  Net realized
    gain (losses)         8,639,600       2,868    13,658,384      (1,602)         (7)       441,837      331,106     3,359,017
  Capital gain
    dist from
    mutual funds         51,411,515          --    60,430,767          --          --      1,022,014    1,645,253    12,130,178
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments      (44,954,980)     41,264   (72,937,113)    (80,680)     (7,709)    (1,892,584)  (2,742,891)   (8,964,273)
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      operations         14,311,471      61,555     2,743,823      (3,308)     (5,576)      (242,757)    (472,429)    5,799,432
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds
    from units
    sold                  6,118,227   5,052,910    12,494,099   8,549,063     260,397        101,626    1,383,289        67,752
  Cost of units
    redeemed            (22,101,844)    (58,959)  (41,122,744)    (94,743)         --     (1,545,242)  (1,069,538)   (9,156,781)
  Net transfers          (6,575,480)    162,984    (3,782,070)    746,277       4,158       (136,075)     360,682    (1,858,390)
  Contract
    maintenance
    charge                 (608,074)         --      (716,992)         --          --            (19)    (123,038)          (35)
  Adjustments to
    net assets
    allocated to
    contracts in
    payout period            (3,724)         --        (4,155)         --          --            184        8,594        (2,774)
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      principal
      transactions      (23,170,895)  5,156,935   (33,131,862)  9,200,597     264,555     (1,579,526)     559,989   (10,950,228)
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
Increase
 (decrease) in
 net assets              (8,859,424)  5,218,490   (30,388,039)  9,197,289     258,979     (1,822,283)      87,560    (5,150,796)
Net assets at
 beginning of
 period                 246,019,504          --   420,114,498          --          --     11,235,472   15,349,443    76,981,735
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
Net assets at end
 of period             $237,160,080  $5,218,490  $389,726,459  $9,197,289    $258,979    $ 9,413,189  $15,437,003  $ 71,830,939
                       ============  ==========  ============  ==========    ========    ===========  ===========  ============
FOR THE YEAR
 ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment
    income (loss)      $   (251,150) $       --  $  1,662,071  $       --    $     --    $   150,862  $   200,284  $   (742,210)
  Net realized
    gain (losses)        11,484,505          --    20,493,635          --          --        484,926      443,786     4,192,772
  Capital gain
    dist from
    mutual funds         11,838,995          --    19,930,607          --          --        305,620      408,497    13,314,499
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (5,317,662)         --    (3,740,917)         --          --       (231,480)    (166,430)   (6,411,780)
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      operations         17,754,688          --    38,345,396          --          --        709,928      886,137    10,353,281
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds
    from units
    sold                 15,162,087          --    29,755,240          --          --             --    1,309,098       156,904
  Cost of units
    redeemed            (27,512,689)         --   (50,055,780)         --          --     (1,668,708)  (1,055,428)  (10,792,524)
  Net transfers          (3,487,687)         --    (9,281,815)         --          --        181,807    1,412,309    (2,205,693)
  Contract
    maintenance
    charge                 (586,907)         --      (717,894)         --          --            (19)    (110,298)          (33)
  Adjustments to
    net assets
    allocated to
    contracts in
    payout period            13,243          --        12,892          --          --            636           (7)        2,030
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      principal
      transactions      (16,411,953)         --   (30,287,357)         --          --     (1,486,284)   1,555,674   (12,839,316)
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
Increase
 (decrease) in
 net assets               1,342,735          --     8,058,039          --          --       (776,356)   2,441,811    (2,486,035)
Net assets at
 beginning of
 period                 244,676,769          --   412,056,459          --          --     12,011,828   12,907,632    79,467,770
                       ------------  ----------  ------------  ----------    --------    -----------  -----------  ------------
Net assets at end
 of period             $246,019,504  $       --  $420,114,498  $       --    $     --    $11,235,472  $15,349,443  $ 76,981,735
                       ============  ==========  ============  ==========    ========    ===========  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                          -----------------------------------------------------------------------------------------------------
                                            AST           AST
                                        Government    Government                                 AST                   Franklin
                          AST Capital   and Quality   and Quality      AST          AST        Natural      Franklin    Mutual
                          Appreciation     Bond          Bond        Growth       Growth      Resources      Income     Global
                           Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Securities  Discovery
                            Class 3       Class 1       Class 3      Class 1      Class 3      Class 3        Fund     VIP Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment
    income (loss)         $ (1,552,944) $   181,508  $    624,620  $   (99,345) $   (40,813) $    13,406  $ 1,404,318  $   (693)
  Net realized gain
    (losses)                 5,281,113       75,441      (324,225)   1,153,797      317,717     (403,841)     513,930        25
  Capital gain dist
    from mutual funds       28,629,417      121,545       702,943    3,844,660      931,408           --           --        --
  Change in net
    unrealized
    appreciation
    (depreciation) of
    investments            (20,061,993)    (511,373)   (2,246,229)  (5,016,892)  (1,278,869)    (792,292)  (5,074,826)   (5,140)
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
     Increase
      (decrease) in
      net assets
      resulting from
      operations            12,295,593     (132,879)   (1,242,891)    (117,780)     (70,557)  (1,182,727)  (3,156,578)   (5,808)
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds from
    units sold               6,887,390       19,161     9,021,540       40,804      883,079      399,586    2,750,291   609,933
  Cost of units
    redeemed               (13,166,491)  (5,249,009)  (12,822,845)  (3,458,687)    (518,849)    (373,759)  (2,889,225)      (19)
  Net transfers             (5,474,592)    (254,946)    2,634,799     (597,127)     (71,098)     679,449    2,650,820    10,177
  Contract
    maintenance charge        (755,200)         (35)   (1,247,188)         (39)     (19,724)     (21,458)    (189,652)       --
  Adjustments to net
    assets allocated
    to contracts in
    payout period                   39          715           104          886          262           --          131        --
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
     Increase
      (decrease) in
      net assets
      resulting from
      principal
      transactions         (12,508,854)  (5,484,114)   (2,413,590)  (4,014,163)     273,670      683,818    2,322,365   620,091
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
Increase (decrease)
 in net assets                (213,261)  (5,616,993)   (3,656,481)  (4,131,943)     203,113     (498,909)    (834,213)  614,283
Net assets at
 beginning of period       164,905,349   37,867,284   192,690,497   29,961,587    6,230,981    5,194,421   38,291,574        --
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
Net assets at end of
 period                   $164,692,088  $32,250,291  $189,034,016  $25,829,644  $ 6,434,094  $ 4,695,512  $37,457,361  $614,283
                          ============  ===========  ============  ===========  ===========  ===========  ===========  ========
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment
    income (loss)         $ (1,424,097) $   350,821  $  1,379,823  $  (122,722) $   (35,927) $    (6,141) $ 1,442,614  $     --
  Net realized gain
    (losses)                 5,842,417       29,961      (102,767)   1,207,739      319,810     (242,358)     870,217        --
  Capital gain dist
    from mutual funds       28,846,794           --            --           --           --           --           --        --
  Change in net
    unrealized
    appreciation
    (depreciation) of
    investments            (12,484,150)   1,250,384     5,690,596      834,288       74,748     (847,287)  (1,133,056)       --
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
     Increase
      (decrease) in
      net assets
      resulting from
      operations            20,780,964    1,631,166     6,967,652    1,919,305      358,631   (1,095,786)   1,179,775        --
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds from
    units sold              12,350,998       11,871    17,039,586      159,098      820,136      350,220    4,105,350        --
  Cost of units
    redeemed               (14,020,457)  (6,796,371)  (11,511,205)  (3,600,384)    (614,012)    (561,745)  (2,884,276)       --
  Net transfers                304,276    1,449,393    10,118,218     (552,295)     178,750      723,139    2,553,209        --
  Contract
    maintenance charge        (728,202)         (34)   (1,212,109)         (37)     (19,302)     (23,524)    (189,694)       --
  Adjustments to net
    assets allocated
    to contracts in
    payout period                  760          653           (54)      (1,112)         731           --          125        --
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
     Increase
      (decrease) in
      net assets
      resulting from
      principal
      transactions          (2,092,625)  (5,334,488)   14,434,436   (3,994,730)     366,303      488,090    3,584,714        --
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
Increase (decrease)
 in net assets              18,688,339   (3,703,322)   21,402,088   (2,075,425)     724,934     (607,696)   4,764,489        --
Net assets at
 beginning of period       146,217,010   41,570,606   171,288,409   32,037,012    5,506,047    5,802,117   33,527,085        --
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
Net assets at end of
 period                   $164,905,349  $37,867,284  $192,690,497  $29,961,587  $ 6,230,981  $ 5,194,421  $38,291,574  $     --
                          ============  ===========  ============  ===========  ===========  ===========  ===========  ========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                               -------------------------------------------------------------------------------------------
                                                    Franklin
                                                    Templeton              Invesco
                                         Franklin      VIP      Invesco     V.I.    Invesco VI
                               Franklin  Strategic  Founding      V.I.     Equity    American    Invesco VI    Invesco VI
                                Rising    Income      Funds     American     and    Franchise     Comstock     Growth and
                               Dividends    VIP    Allocations   Value     Income      Fund         Fund       Income Fund
                               VIP Fund    Fund       Fund        Fund      Fund    Series II    Series II      Series II
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income
    (loss)                     $   (848) $   (192) $   391,427  $   (198) $   (788) $  (54,476) $  2,099,502  $  4,772,072
  Net realized gain
    (losses)                        217        (2)     152,854        (5)      144     548,060    10,795,876     8,140,943
  Capital gain dist from
    mutual funds                     --        --       32,151        --        --      31,968       774,664    43,527,460
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                  (8,454)   (2,401)  (2,135,839)   (5,864)   (7,981)   (304,120)  (33,332,542)  (68,076,949)
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
     Increase (decrease)
      in net assets
      resulting from
      operations                 (9,085)   (2,595)  (1,559,407)   (6,067)   (8,625)    221,432   (19,662,500)  (11,636,474)
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units
    sold                        770,639   131,550    2,992,629   152,092   680,092     272,525     9,516,399     9,274,367
  Cost of units redeemed           (193)      (10)  (1,241,490)       --    (1,426)   (730,322)  (24,621,136)  (25,600,713)
  Net transfers                  49,451     3,835    2,151,961     1,454    39,183      52,467     6,692,321     2,996,701
  Contract maintenance
    charge                           --        --      (87,846)       --        --      (6,154)   (1,034,329)   (1,180,086)
  Adjustments to net
    assets allocated to
    contracts in payout
    period                           --        --        3,160        --        --      (2,908)       (1,546)       (4,370)
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
     Increase (decrease)
      in net assets
      resulting from
      principal
      transactions              819,897   135,375    3,818,414   153,546   717,849    (414,392)   (9,448,291)  (14,514,101)
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
Increase (decrease) in net
 assets                         810,812   132,780    2,259,007   147,479   709,224    (192,960)  (29,110,791)  (26,150,575)
Net assets at beginning of
 period                              --        --   19,201,575        --        --   6,029,034   293,008,032   299,533,287
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
Net assets at end of period    $810,812  $132,780  $21,460,582  $147,479  $709,224  $5,836,074  $263,897,241  $273,382,712
                               ========  ========  ===========  ========  ========  ==========  ============  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income
    (loss)                     $     --  $     --  $   341,504  $     --  $     --  $  (52,108) $    563,138  $  1,758,626
  Net realized gain
    (losses)                         --        --      655,691        --        --     494,003    13,800,125    12,620,936
  Capital gain dist from
    mutual funds                     --        --       15,468        --        --          --            --    34,570,774
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                      --        --     (738,754)       --        --     (40,753)    8,371,808   (23,520,605)
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
     Increase (decrease)
      in net assets
      resulting from
      operations                     --        --      273,909        --        --     401,142    22,735,071    25,429,731
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units
    sold                             --        --    4,196,475        --        --     296,145    17,121,707    15,748,691
  Cost of units redeemed             --        --   (2,384,649)       --        --    (741,996)  (30,033,991)  (28,461,803)
  Net transfers                      --        --      (87,988)       --        --     180,460       678,972    (1,896,062)
  Contract maintenance
    charge                           --        --      (91,623)       --        --      (5,883)   (1,012,929)   (1,151,900)
  Adjustments to net
    assets allocated to
    contracts in payout
    period                           --        --        1,659        --        --          --        11,629         8,990
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
     Increase (decrease)
      in net assets
      resulting from
      principal
      transactions                   --        --    1,633,874        --        --    (271,274)  (13,234,612)  (15,752,084)
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
Increase (decrease) in net
 assets                              --        --    1,907,783        --        --     129,868     9,500,459     9,677,647
Net assets at beginning of
 period                              --        --   17,293,792        --        --   5,899,166   283,507,573   289,855,640
                               --------  --------  -----------  --------  --------  ----------  ------------  ------------
Net assets at end of period    $     --  $     --  $19,201,575  $     --  $     --  $6,029,034  $293,008,032  $299,533,287
                               ========  ========  ===========  ========  ========  ==========  ============  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                          Sub-accounts
                                 ----------------------------------------------------------------------------------------------
                                                                          Lord
                                             Lord Abbett   Lord Abbett   Abbett                SAST        SAST        SAST
                                    Lord     Growth and      Mid Cap     Series     Lord    Aggressive  Aggressive   Alliance
                                   Abbett      Income         Stock       Fund     Abbett     Growth      Growth      Growth
                                 Developing   Portfolio     Portfolio     Bond     Total    Portfolio   Portfolio    Portfolio
                                   Growth     Class VC      Class VC    Debenture  Return    Class 1     Class 3      Class 1
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income
    (loss)                        $   (23)  $    291,930  $   (221,940) $ 10,549  $  6,825  $  (59,524) $  (12,858) $  (258,775)
  Net realized gain (losses)           --      4,469,309     3,309,092       (71)     (226)    231,569      96,611      891,273
  Capital gain dist from
    mutual funds                      132      5,097,524     3,980,828        --        --          --          --    2,332,086
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                      (663)   (13,568,120)  (10,082,476)  (15,163)   (8,611)   (260,156)   (122,448)    (668,827)
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
     Increase (decrease) in
      net assets resulting
      from operations                (554)    (3,709,357)   (3,014,496)   (4,685)   (2,012)    (88,111)    (38,695)   2,295,757
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units
    sold                           24,979      1,532,812     1,135,582   248,297   254,421       7,978     103,844        1,912
  Cost of units redeemed               --    (11,472,571)   (7,214,366)      (10)      (10)   (573,655)   (115,588)  (2,294,634)
  Net transfers                     1,714     (1,868,906)     (506,875)   28,832     5,527      91,910     112,563      122,292
  Contract maintenance charge          --       (189,893)      (75,432)       --        --        (224)     (4,888)        (448)
  Adjustments to net assets
    allocated to contracts
    in payout period                   --          3,154        (1,410)       --        --         307          --          401
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
     Increase (decrease) in
      net assets resulting
      from principal
      transactions                 26,693    (11,995,404)   (6,662,501)  277,119   259,938    (473,684)     95,931   (2,170,477)
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
Increase (decrease) in net
 assets                            26,139    (15,704,761)   (9,676,997)  272,434   257,926    (561,795)     57,236      125,280
Net assets at beginning of
 period                                --    109,905,278    72,949,971        --        --   5,186,532   1,188,663   23,798,569
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
Net assets at end of period       $26,139   $ 94,200,517  $ 63,272,974  $272,434  $257,926  $4,624,737  $1,245,899  $23,923,849
                                  =======   ============  ============  ========  ========  ==========  ==========  ===========
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income
    (loss)                        $    --   $   (229,633) $   (338,199) $     --  $     --  $  (61,899) $  (10,343) $  (281,138)
  Net realized gain (losses)           --      5,819,244     4,695,004        --        --     224,323      91,277      773,509
  Capital gain dist from
    mutual funds                       --             --            --        --        --          --          --           --
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                        --      1,593,208     3,126,407        --        --    (205,314)    (86,682)   2,348,025
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
     Increase (decrease) in
      net assets resulting
      from operations                  --      7,182,819     7,483,212        --        --     (42,890)     (5,748)   2,840,396
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units
    sold                               --      2,085,553     1,342,106        --        --       6,920     189,715       11,802
  Cost of units redeemed               --    (14,828,965)  (11,090,942)       --        --    (488,523)    (48,317)  (3,020,239)
  Net transfers                        --     (5,442,426)   (2,659,235)       --        --     (31,658)     45,580     (171,705)
  Contract maintenance charge          --       (199,418)      (77,291)       --        --        (208)     (3,767)        (416)
  Adjustments to net assets
    allocated to contracts
    in payout period                   --         16,455         2,541        --        --        (206)         --          (41)
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
     Increase (decrease) in
      net assets resulting
      from principal
      transactions                     --    (18,368,801)  (12,482,821)       --        --    (513,675)    183,211   (3,180,599)
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
Increase (decrease) in net
 assets                                --    (11,185,982)   (4,999,609)       --        --    (556,565)    177,463     (340,203)
Net assets at beginning of
 period                                --    121,091,260    77,949,580        --        --   5,743,097   1,011,200   24,138,772
                                  -------   ------------  ------------  --------  --------  ----------  ----------  -----------
Net assets at end of period       $    --   $109,905,278  $ 72,949,971  $     --  $     --  $5,186,532  $1,188,663  $23,798,569
                                  =======   ============  ============  ========  ========  ==========  ==========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            --------------------------------------------------------------------------------------------------
                               SAST                                   SAST      SAST Blue     SAST       SAST
                             Alliance       SAST         SAST       Blue Chip     Chip       Capital    Capital    SAST Cash
                              Growth      Balanced     Balanced      Growth      Growth      Growth     Growth     Management
                             Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
                              Class 3      Class 1      Class 3      Class 1     Class 3     Class 1    Class 3     Class 1
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income
    (loss)                  $  (100,845) $   105,598  $   146,330  $   (6,397) $  (120,261) $ (6,830) $  (44,510) $    (92,448)
  Net realized gain
    (losses)                    799,725      697,049      678,252     134,651      290,309    39,750     227,566       (32,504)
  Capital gain dist
    from mutual funds         1,101,744    1,330,263    1,750,708      21,262      271,093    33,353     213,122            --
  Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                (751,306)  (2,323,367)  (2,860,422)    (99,492)    (154,215)  (27,301)   (206,105)       12,568
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
     Increase
      (decrease) in net
      assets resulting
      from operations         1,049,318     (190,457)    (285,132)     50,024      286,926    38,972     190,073      (112,384)
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds from
    units sold                  461,635      121,216    3,626,482          --    4,265,578        28   1,386,454        26,554
  Cost of units redeemed     (1,109,606)  (2,169,281)  (1,851,653)   (163,837)    (511,496)  (88,876)   (307,240)   (7,160,334)
  Net transfers                 108,055      869,008    1,573,287     (82,507)   1,601,697    (5,970)    469,027     4,608,004
  Contract maintenance
    charge                      (25,078)         (21)    (124,594)         --      (20,557)       --     (15,852)           (6)
  Adjustments to net
    assets allocated to
    contracts in payout
    period                         (548)       1,661         (604)         --           --        --          --           102
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
     Increase
      (decrease) in net
      assets resulting
      from principal
      transactions             (565,542)  (1,177,417)   3,222,918    (246,344)   5,335,222   (94,818)  1,532,389    (2,525,680)
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
Increase (decrease) in
 net assets                     483,776   (1,367,874)   2,937,786    (196,320)   5,622,148   (55,846)  1,722,462    (2,638,064)
Net assets at beginning
 of period                   10,908,983   18,873,849   20,070,863   1,390,309   10,483,778   880,086   4,134,639    11,262,217
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
Net assets at end of
 period                     $11,392,759  $17,505,975  $23,008,649  $1,193,989  $16,105,926  $824,240  $5,857,101  $  8,624,153
                            ===========  ===========  ===========  ==========  ===========  ========  ==========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income
    (loss)                  $   (93,490) $    47,691  $    55,952  $  (11,573) $   (59,333) $ (6,930) $  (37,459) $   (117,427)
  Net realized gain
    (losses)                    719,170      786,802      618,041     115,588      160,475    33,382     207,313       (55,915)
  Capital gain dist
    from mutual funds                --           --           --      62,999      383,443        --          --            --
  Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                 675,996    1,055,913    1,091,893     (28,656)     160,655    39,689     126,095        21,421
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
     Increase
      (decrease) in net
      assets resulting
      from operations         1,301,676    1,890,406    1,765,886     138,358      645,240    66,141     295,949      (151,921)
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds from
    units sold                  637,206          638    2,636,610      11,062    5,962,779       434     317,903       164,736
  Cost of units redeemed     (1,049,285)  (2,605,984)  (1,258,121)   (202,832)    (281,978)  (75,420)   (312,516)  (12,860,778)
  Net transfers                (532,104)     282,544    1,373,644    (124,084)   1,004,362    (9,853)     25,738    10,161,552
  Contract maintenance
    charge                      (24,033)         (95)    (118,973)         --      (13,798)       --     (15,758)           (6)
  Adjustments to net
    assets allocated to
    contracts in payout
    period                           --        1,296           (7)         --           --        --          --           113
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
     Increase
      (decrease) in net
      assets resulting
      from principal
      transactions             (968,216)  (2,321,601)   2,633,153    (315,854)   6,671,365   (84,839)     15,367    (2,534,383)
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
Increase (decrease) in
 net assets                     333,460     (431,195)   4,399,039    (177,496)   7,316,605   (18,698)    311,316    (2,686,304)
Net assets at beginning
 of period                   10,575,523   19,305,044   15,671,824   1,567,805    3,167,173   898,784   3,823,323    13,948,521
                            -----------  -----------  -----------  ----------  -----------  --------  ----------  ------------
Net assets at end of
 period                     $10,908,983  $18,873,849  $20,070,863  $1,390,309  $10,483,778  $880,086  $4,134,639  $ 11,262,217
                            ===========  ===========  ===========  ==========  ===========  ========  ==========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                Sub-accounts
                                                 ------------------------------------------------------------------------------
                                                                                            SAST          SAST         SAST
                                                                 SAST          SAST         Davis         Davis       Dogs of
                                                  SAST Cash    Corporate     Corporate     Venture       Venture       Wall
                                                  Management     Bond          Bond         Value         Value       Street
                                                  Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                   Class 3      Class 1       Class 3      Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income (loss)                   $   (89,363) $ 1,323,004  $  5,678,005  $  (227,895) $   (748,956) $   38,271
  Net realized gain (losses)                         (43,498)     788,519     2,119,548    1,330,768     1,899,248     306,568
  Capital gain dist from mutual funds                     --      136,453       644,690    7,513,897    16,996,940     299,886
  Change in net unrealized appreciation
    (depreciation) of investments                     (1,241)  (3,146,985)  (13,439,877)  (8,292,560)  (17,884,745)   (606,634)
                                                 -----------  -----------  ------------  -----------  ------------  ----------
     Increase (decrease) in net assets
      resulting from operations                     (134,102)    (899,009)   (4,997,634)     324,210       262,487      38,091
                                                 -----------  -----------  ------------  -----------  ------------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     3,776,922       52,919     9,074,599       43,723     4,461,687         189
  Cost of units redeemed                          (7,917,851)  (6,201,616)  (17,976,371)  (5,996,612)   (8,808,441)   (318,089)
  Net transfers                                    2,827,581      (28,944)    2,279,121   (1,776,247)     (474,421)   (160,824)
  Contract maintenance charge                        (55,990)         (16)   (1,204,084)         (65)     (548,011)        (15)
  Adjustments to net assets allocated to
    contracts in payout period                            --          150         4,673        1,009          (135)        164
                                                 -----------  -----------  ------------  -----------  ------------  ----------
     Increase (decrease) in net assets
      resulting from principal transactions       (1,369,338)  (6,177,507)   (7,822,062)  (7,728,192)   (5,369,321)   (478,575)
                                                 -----------  -----------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets                 (1,503,440)  (7,076,516)  (12,819,696)  (7,403,982)   (5,106,834)   (440,484)
Net assets at beginning of period                 10,600,570   49,608,225   220,890,905   53,314,861   109,817,430   4,855,018
                                                 -----------  -----------  ------------  -----------  ------------  ----------
Net assets at end of period                      $ 9,097,130  $42,531,709  $208,071,209  $45,910,879  $104,710,596  $4,414,534
                                                 ===========  ===========  ============  ===========  ============  ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                   $   (92,611) $ 1,354,811  $  5,454,988  $  (183,932) $   (549,317) $   15,985
  Net realized gain (losses)                         (52,747)   1,113,616     2,294,843    1,938,807     2,518,883     245,075
  Capital gain dist from mutual funds                     --      138,421       602,185    4,824,761     9,760,921     192,226
  Change in net unrealized appreciation
    (depreciation) of investments                     (1,959)     (15,526)    1,211,691   (3,518,311)   (5,972,129)     (6,593)
                                                 -----------  -----------  ------------  -----------  ------------  ----------
     Increase (decrease) in net assets
      resulting from operations                     (147,317)   2,591,322     9,563,707    3,061,325     5,758,358     446,693
                                                 -----------  -----------  ------------  -----------  ------------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     5,401,695       95,365    14,356,835       84,499     8,320,263       1,180
  Cost of units redeemed                          (8,393,904)  (7,736,950)  (17,173,015)  (7,110,990)   (8,900,201)   (525,709)
  Net transfers                                    2,196,670        8,471     8,259,007   (1,583,643)    2,127,488      65,247
  Contract maintenance charge                        (50,853)         (16)   (1,197,859)         (63)     (543,274)        (14)
  Adjustments to net assets allocated to
    contracts in payout period                            --          322        (2,153)       3,963           909         383
                                                 -----------  -----------  ------------  -----------  ------------  ----------
     Increase (decrease) in net assets
      resulting from principal transactions         (846,392)  (7,632,808)    4,242,815   (8,606,234)    1,005,185    (458,913)
                                                 -----------  -----------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets                   (993,709)  (5,041,486)   13,806,522   (5,544,909)    6,763,543     (12,220)
Net assets at beginning of period                 11,594,279   54,649,711   207,084,383   58,859,770   103,053,887   4,867,238
                                                 -----------  -----------  ------------  -----------  ------------  ----------
Net assets at end of period                      $10,600,570  $49,608,225  $220,890,905  $53,314,861  $109,817,430  $4,855,018
                                                 ===========  ===========  ============  ===========  ============  ==========

                                                 ----------------------------
                                                    SAST
                                                   Dogs of         SAST
                                                    Wall         Dynamic
                                                   Street       Allocation
                                                  Portfolio     Portfolio
                                                   Class 3       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income (loss)                   $   274,486  $    1,658,409
  Net realized gain (losses)                         514,038          36,912
  Capital gain dist from mutual funds              2,427,287      11,431,909
  Change in net unrealized appreciation
    (depreciation) of investments                 (2,940,311)   (103,341,182)
                                                 -----------  --------------
     Increase (decrease) in net assets
      resulting from operations                      275,500     (90,213,952)
                                                 -----------  --------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     3,278,189     436,787,767
  Cost of units redeemed                          (1,758,384)    (32,877,375)
  Net transfers                                      725,501     230,412,633
  Contract maintenance charge                       (216,097)    (14,003,272)
  Adjustments to net assets allocated to
    contracts in payout period                            61              --
                                                 -----------  --------------
     Increase (decrease) in net assets
      resulting from principal transactions        2,029,270     620,319,753
                                                 -----------  --------------
Increase (decrease) in net assets                  2,304,770     530,105,801
Net assets at beginning of period                 33,004,462     984,908,515
                                                 -----------  --------------
Net assets at end of period                      $35,309,232  $1,515,014,316
                                                 ===========  ==============
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                   $   119,083  $   (1,791,451)
  Net realized gain (losses)                         770,109         102,336
  Capital gain dist from mutual funds              1,273,506       5,524,567
  Change in net unrealized appreciation
    (depreciation) of investments                    590,188      16,285,787
                                                 -----------  --------------
     Increase (decrease) in net assets
      resulting from operations                    2,752,886      20,121,239
                                                 -----------  --------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     5,789,554     453,739,480
  Cost of units redeemed                          (1,328,303)    (12,948,625)
  Net transfers                                    4,334,663     195,237,994
  Contract maintenance charge                       (208,167)     (6,131,623)
  Adjustments to net assets allocated to
    contracts in payout period                            53              --
                                                 -----------  --------------
     Increase (decrease) in net assets
      resulting from principal transactions        8,587,800     629,897,226
                                                 -----------  --------------
Increase (decrease) in net assets                 11,340,686     650,018,465
Net assets at beginning of period                 21,663,776     334,890,050
                                                 -----------  --------------
Net assets at end of period                      $33,004,462  $  984,908,515
                                                 ===========  ==============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                     Sub-accounts
                       --------------------------------------------------------------------------------------------------------
                          SAST         SAST         SAST                                      SAST         SAST         SAST
                        Emerging     Emerging      Equity      SAST Equity   SAST Equity     Foreign    Fundamental  Fundamental
                         Markets      Markets       Index     Opportunities Opportunities     Value       Growth       Growth
                        Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                         Class 1      Class 3      Class 1       Class 1       Class 3       Class 3      Class 1      Class 3
FOR THE YEAR
 ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment
    income (loss)      $    28,346  $   112,462  $   (21,531)  $   (34,924)  $  (206,313) $  1,011,693  $  (107,517) $  (35,215)
  Net realized
    gain (losses)          (70,760)     110,100      495,639       744,494       606,532     2,295,863      472,126     228,732
  Capital gain
    dist from
    mutual funds                --           --      148,280       367,862     1,499,610            --    1,629,093     709,147
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments        (649,087)  (2,984,997)    (645,086)     (895,259)   (1,345,242)   (8,948,034)  (1,933,054)   (888,161)
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      operations          (691,501)  (2,762,435)     (22,698)      182,173       554,587    (5,640,478)      60,648      14,503
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds
    from units
    sold                    22,160    1,820,212           --           990     3,211,913     4,139,055       21,820     325,120
  Cost of units
    redeemed              (525,805)  (1,035,092)    (899,231)   (1,299,265)   (1,498,044)   (7,393,458)  (1,149,416)   (278,870)
  Net transfers            314,129    2,266,482     (228,316)     (279,295)      346,235     4,182,905     (338,504)   (140,988)
  Contract
    maintenance
    charge                      (8)     (97,462)          --            --      (204,362)     (694,734)        (158)    (20,531)
  Adjustments to
    net assets
    allocated to
    contracts in
    payout period              114           --          315           117            47            19          300         311
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      principal
      transactions        (189,410)   2,954,140   (1,127,232)   (1,577,453)    1,855,789       233,787   (1,465,958)   (114,958)
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
Increase
 (decrease) in
 net assets               (880,911)     191,705   (1,149,930)   (1,395,280)    2,410,376    (5,406,691)  (1,405,310)   (100,455)
Net assets at
 beginning of
 period                  4,695,540   16,978,736   10,799,361     9,617,649    31,276,333   107,552,889   10,486,347   3,895,605
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
Net assets at end
 of period             $ 3,814,629  $17,170,441  $ 9,649,431   $ 8,222,369   $33,686,709  $102,146,198  $ 9,081,037  $3,795,150
                       ===========  ===========  ===========   ===========   ===========  ============  ===========  ==========
FOR THE YEAR
 ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment
    income (loss)      $     7,372  $    25,914  $   (67,789)  $   (52,415)  $  (202,261) $     83,461  $  (118,740) $  (33,695)
  Net realized
    gain (losses)           (3,606)     284,453      556,952       571,656       610,593     2,207,768      535,176     255,170
  Capital gain
    dist from
    mutual funds                --           --       80,176            --            --            --           --          --
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments        (365,947)  (1,482,283)     615,909       349,782     2,036,127   (10,909,987)     249,045      16,629
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      operations          (362,181)  (1,171,916)   1,185,248       869,023     2,444,459    (8,618,758)     665,481     238,104
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds
    from units
    sold                     8,954    2,686,066           11         3,962     6,461,605     7,948,049       18,042     275,734
  Cost of units
    redeemed              (715,795)  (1,083,566)  (1,466,379)   (1,044,824)   (1,033,999)   (7,379,164)  (1,695,627)   (238,372)
  Net transfers             44,258    2,410,785       37,337      (139,490)    4,524,570    10,563,339     (317,380)   (173,387)
  Contract
    maintenance
    charge                      (8)     (98,528)          --            --      (197,355)     (660,797)        (155)    (21,037)
  Adjustments to
    net assets
    allocated to
    contracts in
    payout period               29            1          352           144            --            21         (182)        383
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      principal
      transactions        (662,562)   3,914,758   (1,428,679)   (1,180,208)    9,754,821    10,471,448   (1,995,302)   (156,679)
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
Increase
 (decrease) in
 net assets             (1,024,743)   2,742,842     (243,431)     (311,185)   12,199,280     1,852,690   (1,329,821)     81,425
Net assets at
 beginning of
 period                  5,720,283   14,235,894   11,042,792     9,928,834    19,077,053   105,700,199   11,816,168   3,814,180
                       -----------  -----------  -----------   -----------   -----------  ------------  -----------  ----------
Net assets at end
 of period             $ 4,695,540  $16,978,736  $10,799,361   $ 9,617,649   $31,276,333  $107,552,889  $10,486,347  $3,895,605
                       ===========  ===========  ===========   ===========   ===========  ============  ===========  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                    Sub-accounts
                       ------------------------------------------------------------------------------------------------------
                          SAST         SAST         SAST        SAST         SAST          SAST         SAST         SAST
                         Global       Global       Global      Global       Growth        Growth       Growth-      Growth-
                          Bond         Bond       Equities    Equities   Opportunities Opportunities   Income       Income
                        Portfolio    Portfolio    Portfolio   Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                         Class 1      Class 3      Class 1     Class 3      Class 1       Class 3      Class 1      Class 3
FOR THE YEAR
 ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment
    income (loss)      $   (92,955) $  (491,751) $   16,401  $    9,494   $  (16,764)   $  (195,477) $   110,654  $   476,526
  Net realized
    gain (losses)         (216,982)    (802,255)    172,340     163,093       99,957      1,294,726      811,122    1,206,195
  Capital gain
    dist from
    mutual funds            42,881      230,889      11,503       9,505      229,150      2,607,489      707,788    3,018,471
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments        (132,747)  (1,006,025)   (315,612)   (295,090)    (333,149)    (3,856,974)  (2,284,217)  (7,271,603)
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      operations          (399,803)  (2,069,142)   (115,368)   (112,998)     (20,806)      (150,236)    (654,653)  (2,570,411)
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds
    from units
    sold                     4,053    3,846,336       4,626     606,892           --        816,261        8,615    7,110,348
  Cost of units
    redeemed            (1,325,544)  (2,980,744)   (476,908)   (279,347)    (244,735)    (1,684,412)  (2,074,516)  (3,641,735)
  Net transfers            430,519    2,454,880       9,057     275,003       70,197       (234,376)     (61,614)   4,534,971
  Contract
    maintenance
    charge                      --     (314,652)         --      (5,935)          --       (124,383)        (235)    (473,072)
  Adjustments to
    net assets
    allocated to
    contracts in
    payout period                2           22           7         404           --              1          797          (88)
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      principal
      transactions        (890,970)   3,005,842    (463,218)    597,017     (174,538)    (1,226,909)  (2,126,953)   7,530,424
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
Increase
 (decrease) in
 net assets             (1,290,773)     936,700    (578,586)    484,019     (195,344)    (1,377,145)  (2,781,606)   4,960,013
Net assets at
 beginning of
 period                 10,605,563   50,678,319   5,382,612   3,655,848    1,935,620     20,567,011   20,564,924   71,991,593
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
Net assets at end
 of period             $ 9,314,790  $51,615,019  $4,804,026  $4,139,867   $1,740,276    $19,189,866  $17,783,318  $76,951,606
                       ===========  ===========  ==========  ==========   ==========    ===========  ===========  ===========
FOR THE YEAR
 ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment
    income (loss)      $  (108,151) $  (438,378) $  (23,083) $  (12,410)  $  (16,918)   $  (193,975) $    16,398  $   128,168
  Net realized
    gain (losses)         (157,625)    (244,017)    165,187     118,980      152,246      2,181,661      865,867    2,312,787
  Capital gain
    dist from
    mutual funds                --           --          --          --      256,630      2,784,941      738,834    2,556,217
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         156,590     (248,138)     26,121     (28,360)    (332,372)    (4,232,061)     822,263    3,084,143
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      operations          (109,186)    (930,533)    168,225      78,210       59,586        540,566    2,443,362    8,081,315
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds
    from units
    sold                     3,277    6,489,928           1     740,497        9,149        976,759       11,082   12,839,052
  Cost of units
    redeemed            (1,522,161)  (3,120,627)   (783,282)   (298,457)    (266,304)    (1,630,910)  (2,348,294)  (3,211,855)
  Net transfers            402,046    6,724,536     454,957     785,355      101,778     (2,049,254)     (34,859)   5,987,943
  Contract
    maintenance
    charge                      --     (308,441)         --      (5,845)          --       (125,624)        (230)    (455,166)
  Adjustments to
    net assets
    allocated to
    contracts in
    payout period                2           22           6          --           --             --        1,412            1
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
     Increase
      (decrease)
      in net
      assets
      resulting
      from
      principal
      transactions      (1,116,836)   9,785,418    (328,318)  1,221,550     (155,377)    (2,829,029)  (2,370,889)  15,159,975
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
Increase
 (decrease) in
 net assets             (1,226,022)   8,854,885    (160,093)  1,299,760      (95,791)    (2,288,463)      72,473   23,241,290
Net assets at
 beginning of
 period                 11,831,585   41,823,434   5,542,705   2,356,088    2,031,411     22,855,474   20,492,451   48,750,303
                       -----------  -----------  ----------  ----------   ----------    -----------  -----------  -----------
Net assets at end
 of period             $10,605,563  $50,678,319  $5,382,612  $3,655,848   $1,935,620    $20,567,011  $20,564,924  $71,991,593
                       ===========  ===========  ==========  ==========   ==========    ===========  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 Sub-accounts
                                                 -------------------------------------------------------------------
                                                                               SAST          SAST          SAST
                                                     SAST         SAST     International International International
                                                  High-Yield   High-Yield   Diversified   Diversified   Growth and
                                                     Bond         Bond       Equities      Equities       Income
                                                  Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                   Class 1      Class 3       Class 1       Class 3       Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income (loss)                   $   438,903  $ 1,982,763   $   41,902    $   151,612   $   114,742
  Net realized gain (losses)                         187,917      288,862       78,815        217,865        84,877
  Capital gain dist from mutual funds                     --           --           --             --            --
  Change in net unrealized appreciation
    (depreciation) of investments                 (1,117,454)  (4,806,492)    (136,007)      (554,257)     (353,929)
                                                 -----------  -----------   ----------    -----------   -----------
     Increase (decrease) in net assets
      resulting from operations                     (490,634)  (2,534,867)     (15,290)      (184,780)     (154,310)
                                                 -----------  -----------   ----------    -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                         9,335    2,455,124          634      1,743,973         7,779
  Cost of units redeemed                          (1,427,707)  (3,633,672)    (489,495)      (986,352)     (801,685)
  Net transfers                                      (62,748)   1,697,156      144,124        587,292       101,424
  Contract maintenance charge                             --     (248,651)          (2)      (112,542)          (45)
  Adjustments to net assets allocated to
    contracts in payout period                            --          161           34             15        (2,121)
                                                 -----------  -----------   ----------    -----------   -----------
     Increase (decrease) in net assets
      resulting from principal transactions       (1,481,120)     270,118     (344,705)     1,232,386      (694,648)
                                                 -----------  -----------   ----------    -----------   -----------
Increase (decrease) in net assets                 (1,971,754)  (2,264,749)    (359,995)     1,047,606      (848,958)
Net assets at beginning of period                 11,319,228   48,236,702    4,176,783     16,617,369     7,705,549
                                                 -----------  -----------   ----------    -----------   -----------
Net assets at end of period                      $ 9,347,474  $45,971,953   $3,816,788    $17,664,975   $ 6,856,591
                                                 ===========  ===========   ==========    ===========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                   $   497,025  $ 1,906,210   $   25,632    $    74,213   $    66,709
  Net realized gain (losses)                         374,845      568,280      107,618        160,270       140,369
  Capital gain dist from mutual funds                     --           --           --             --            --
  Change in net unrealized appreciation
    (depreciation) of investments                   (838,791)  (2,680,091)    (574,101)    (1,834,756)   (1,103,779)
                                                 -----------  -----------   ----------    -----------   -----------
     Increase (decrease) in net assets
      resulting from operations                       33,079     (205,601)    (440,851)    (1,600,273)     (896,701)
                                                 -----------  -----------   ----------    -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                         5,194    4,094,413        1,318      1,708,445        11,280
  Cost of units redeemed                          (1,601,625)  (3,918,588)    (525,340)    (1,174,157)   (1,292,935)
  Net transfers                                     (227,087)   3,517,582       61,199      3,800,759       304,842
  Contract maintenance charge                             --     (249,544)          (2)      (107,599)          (46)
  Adjustments to net assets allocated to
    contracts in payout period                            --          232           37            362        18,169
                                                 -----------  -----------   ----------    -----------   -----------
     Increase (decrease) in net assets
      resulting from principal transactions       (1,823,518)   3,444,095     (462,788)     4,227,810      (958,690)
                                                 -----------  -----------   ----------    -----------   -----------
Increase (decrease) in net assets                 (1,790,439)   3,238,494     (903,639)     2,627,537    (1,855,391)
Net assets at beginning of period                 13,109,667   44,998,208    5,080,422     13,989,832     9,560,940
                                                 -----------  -----------   ----------    -----------   -----------
Net assets at end of period                      $11,319,228  $48,236,702   $4,176,783    $16,617,369   $ 7,705,549
                                                 ===========  ===========   ==========    ===========   ===========

                                                 ----------------------------------------
                                                     SAST         SAST        SAST MFS
                                                 International   Marsico    Massachusetts
                                                  Growth and     Focused      Investors
                                                    Income       Growth         Trust
                                                   Portfolio    Portfolio     Portfolio
                                                    Class 3      Class 3       Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income (loss)                    $   250,800  $  (254,005)  $    (1,896)
  Net realized gain (losses)                          872,020      623,486       306,880
  Capital gain dist from mutual funds                      --    1,255,919       226,952
  Change in net unrealized appreciation
    (depreciation) of investments                  (1,467,496)  (1,846,844)     (560,975)
                                                  -----------  -----------   -----------
     Increase (decrease) in net assets
      resulting from operations                      (344,676)    (221,444)      (29,039)
                                                  -----------  -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                        406,736    2,423,218         4,114
  Cost of units redeemed                           (2,113,785)  (1,208,477)     (468,139)
  Net transfers                                      (135,187)     839,362        61,884
  Contract maintenance charge                        (102,432)    (156,085)           --
  Adjustments to net assets allocated to
    contracts in payout period                             --           --            95
                                                  -----------  -----------   -----------
     Increase (decrease) in net assets
      resulting from principal transactions        (1,944,668)   1,898,018      (402,046)
                                                  -----------  -----------   -----------
Increase (decrease) in net assets                  (2,289,344)   1,676,574      (431,085)
Net assets at beginning of period                  18,589,039   24,105,841     4,917,493
                                                  -----------  -----------   -----------
Net assets at end of period                       $16,299,695  $25,782,415   $ 4,486,408
                                                  ===========  ===========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                    $   126,091  $  (206,513)  $   (15,711)
  Net realized gain (losses)                        2,103,130      772,916       558,515
  Capital gain dist from mutual funds                      --    1,445,586       186,385
  Change in net unrealized appreciation
    (depreciation) of investments                  (4,338,592)     111,985      (274,197)
                                                  -----------  -----------   -----------
     Increase (decrease) in net assets
      resulting from operations                    (2,109,371)   2,123,974       454,992
                                                  -----------  -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                        280,532    4,283,085         7,028
  Cost of units redeemed                           (2,639,435)  (1,134,161)     (972,166)
  Net transfers                                    (1,671,436)   2,692,636       (78,857)
  Contract maintenance charge                        (117,533)    (150,814)           --
  Adjustments to net assets allocated to
    contracts in payout period                              1           --            56
                                                  -----------  -----------   -----------
     Increase (decrease) in net assets
      resulting from principal transactions        (4,147,871)   5,690,746    (1,043,939)
                                                  -----------  -----------   -----------
Increase (decrease) in net assets                  (6,257,242)   7,814,720      (588,947)
Net assets at beginning of period                  24,846,281   16,291,121     5,506,440
                                                  -----------  -----------   -----------
Net assets at end of period                       $18,589,039  $24,105,841   $ 4,917,493
                                                  ===========  ===========   ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    Sub-accounts
                                                      ------------------------------------------------------------------
                                                        SAST MFS
                                                      Massachusetts   SAST MFS      SAST MFS       SAST
                                                        Investors       Total         Total       Mid-Cap    SAST Mid-
                                                          Trust        Return        Return       Growth     Cap Growth
                                                        Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                                         Class 3       Class 1       Class 3      Class 1     Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income (loss)                        $   (435,812) $  1,037,126  $  1,618,980  $  (42,523) $  (269,868)
  Net realized gain (losses)                             3,365,438     2,305,276     3,059,297     396,185    1,615,728
  Capital gain dist from mutual funds                    5,798,316            --            --     350,336    2,099,135
  Change in net unrealized appreciation
    (depreciation) of investments                       (9,895,250)   (4,157,532)   (6,657,742)   (585,699)  (2,905,431)
                                                      ------------  ------------  ------------  ----------  -----------
     Increase (decrease) in net assets resulting
      from operations                                   (1,167,308)     (815,130)   (1,979,465)    118,299      539,564
                                                      ------------  ------------  ------------  ----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                           7,256,539       148,203     4,540,705       1,388    1,655,319
  Cost of units redeemed                                (6,618,984)   (8,736,959)  (11,623,554)   (519,738)  (1,888,681)
  Net transfers                                          2,236,113    (1,425,770)     (122,202)      6,219     (556,478)
  Contract maintenance charge                             (790,232)           --      (543,271)         --     (159,793)
  Adjustments to net assets allocated to
    contracts in payout period                                  --         1,012         1,185          43           --
                                                      ------------  ------------  ------------  ----------  -----------
     Increase (decrease) in net assets resulting
      from principal transactions                        2,083,436   (10,013,514)   (7,747,137)   (512,088)    (949,633)
                                                      ------------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets                          916,128   (10,828,644)   (9,726,602)   (393,789)    (410,069)
Net assets at beginning of period                      114,579,347    74,140,520   132,290,163   4,805,305   26,412,749
                                                      ------------  ------------  ------------  ----------  -----------
Net assets at end of period                           $115,495,475  $ 63,311,876  $122,563,561  $4,411,516  $26,002,680
                                                      ============  ============  ============  ==========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                        $   (611,787) $    908,851  $  1,309,576  $  (41,560) $  (253,103)
  Net realized gain (losses)                             3,694,275     2,516,493     3,200,860     389,311    1,305,931
  Capital gain dist from mutual funds                    4,314,484            --            --     391,115    2,208,171
  Change in net unrealized appreciation
    (depreciation) of investments                        2,574,503     2,165,226     4,730,383    (285,055)    (845,880)
                                                      ------------  ------------  ------------  ----------  -----------
     Increase (decrease) in net assets resulting
      from operations                                    9,971,475     5,590,570     9,240,819     453,811    2,415,119
                                                      ------------  ------------  ------------  ----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                          15,810,920       132,623     5,611,655      27,611    1,751,913
  Cost of units redeemed                                (5,399,220)  (10,882,656)  (13,739,342)   (441,742)  (1,455,591)
  Net transfers                                          5,459,695    (1,146,082)      259,810     145,189     (681,791)
  Contract maintenance charge                             (765,345)           --      (540,202)         --     (143,134)
  Adjustments to net assets allocated to
    contracts in payout period                                  --           148         1,227          37           --
                                                      ------------  ------------  ------------  ----------  -----------
     Increase (decrease) in net assets resulting
      from principal transactions                       15,106,050   (11,895,967)   (8,406,852)   (268,905)    (528,603)
                                                      ------------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets                       25,077,525    (6,305,397)      833,967     184,906    1,886,516
Net assets at beginning of period                       89,501,822    80,445,917   131,456,196   4,620,399   24,526,233
                                                      ------------  ------------  ------------  ----------  -----------
Net assets at end of period                           $114,579,347  $ 74,140,520  $132,290,163  $4,805,305  $26,412,749
                                                      ============  ============  ============  ==========  ===========

                                                      --------------------------------------

                                                         SAST                   SAST Small
                                                         Real      SAST Real    & Mid Cap
                                                        Estate      Estate        Value
                                                       Portfolio   Portfolio    Portfolio
                                                        Class 1     Class 3      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment income (loss)                        $   35,554  $   111,082  $   (287,644)
  Net realized gain (losses)                             198,975    1,624,112     1,579,691
  Capital gain dist from mutual funds                    441,494    1,857,817     6,665,123
  Change in net unrealized appreciation
    (depreciation) of investments                       (648,411)  (3,418,058)  (11,159,459)
                                                      ----------  -----------  ------------
     Increase (decrease) in net assets resulting
      from operations                                     27,612      174,953    (3,202,289)
                                                      ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                            72,401      419,932     2,852,727
  Cost of units redeemed                                (391,955)  (1,613,032)   (3,647,155)
  Net transfers                                         (133,397)    (748,395)    2,647,497
  Contract maintenance charge                                (19)    (127,225)     (268,489)
  Adjustments to net assets allocated to
    contracts in payout period                                 8           --          (208)
                                                      ----------  -----------  ------------
     Increase (decrease) in net assets resulting
      from principal transactions                       (452,962)  (2,068,720)    1,584,372
                                                      ----------  -----------  ------------
Increase (decrease) in net assets                       (425,350)  (1,893,767)   (1,617,917)
Net assets at beginning of period                      5,003,080   20,740,895    46,193,281
                                                      ----------  -----------  ------------
Net assets at end of period                           $4,577,730  $18,847,128  $ 44,575,364
                                                      ==========  ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                        $   15,323  $    31,897  $   (143,390)
  Net realized gain (losses)                             347,287    3,732,796     5,161,177
  Capital gain dist from mutual funds                    390,383    1,726,207     7,006,581
  Change in net unrealized appreciation
    (depreciation) of investments                        461,161      (78,896)   (8,567,328)
                                                      ----------  -----------  ------------
     Increase (decrease) in net assets resulting
      from operations                                  1,214,154    5,412,004     3,457,040
                                                      ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                36      495,623     3,459,785
  Cost of units redeemed                                (549,979)  (1,805,868)   (4,100,698)
  Net transfers                                         (258,502)  (5,977,041)   (4,054,307)
  Contract maintenance charge                                (19)    (137,552)     (279,150)
  Adjustments to net assets allocated to
    contracts in payout period                               (23)          --           682
                                                      ----------  -----------  ------------
     Increase (decrease) in net assets resulting
      from principal transactions                       (808,487)  (7,424,838)   (4,973,688)
                                                      ----------  -----------  ------------
Increase (decrease) in net assets                        405,667   (2,012,834)   (1,516,648)
Net assets at beginning of period                      4,597,413   22,753,729    47,709,929
                                                      ----------  -----------  ------------
Net assets at end of period                           $5,003,080  $20,740,895  $ 46,193,281
                                                      ==========  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                     Sub-accounts
                          -------------------------------------------------------------------------------------------------
                             SAST        SAST
                             Small       Small                               SAST        SAST      SAST Total
                            Company     Company       SAST       SAST       Telecom     Telecom      Return     SAST Total
                             Value       Value     Technology Technology    Utility     Utility       Bond      Return Bond
                           Portfolio   Portfolio   Portfolio  Portfolio    Portfolio   Portfolio   Portfolio     Portfolio
                            Class 1     Class 3     Class 1    Class 3      Class 1     Class 3     Class 1       Class 3
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
  Net investment
    income (loss)         $  (30,044) $  (306,967)  $ (3,239) $  (13,707) $   74,242  $   78,806  $    46,507  $    (87,854)
  Net realized gain
    (losses)                 136,668    1,337,532     38,783      82,973      84,849     124,710      138,905       488,057
  Capital gain dist
    from mutual funds        220,614    2,494,119         --          --          --          --      409,762     4,845,320
  Change in net
    unrealized
    appreciation
    (depreciation) of
    investments             (606,520)  (6,482,229)    (3,846)     36,740    (435,077)   (491,429)    (760,041)   (7,950,992)
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
     Increase
      (decrease) in
      net assets
      resulting from
      operations            (279,282)  (2,957,545)    31,698     106,006    (275,986)   (287,913)    (164,867)   (2,705,469)
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds from
    units sold                    --    1,818,343        330     150,153       2,731     185,216       34,367    14,333,307
  Cost of units
    redeemed                (272,414)  (2,382,461)   (19,708)    (74,308)   (242,593)   (167,919)  (2,724,336)  (12,636,786)
  Net transfers              (39,894)   1,651,241    (22,868)    178,278     (72,314)     42,292       25,265     4,480,013
  Contract
    maintenance charge            --     (184,574)        --      (3,562)         --      (4,968)          --    (1,425,088)
  Adjustments to net
    assets allocated
    to contracts in
    payout period                 --           76         --          --         121          --        1,761            --
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
     Increase
      (decrease) in
      net assets
      resulting from
      principal
      transactions          (312,308)     902,625    (42,246)    250,561    (312,055)     54,621   (2,662,943)    4,751,446
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
Increase (decrease)
 in net assets              (591,590)  (2,054,920)   (10,548)    356,567    (588,041)   (233,292)  (2,827,810)    2,045,977
Net assets at
 beginning of period       3,499,014   35,145,161    352,524   1,171,859   2,294,165   2,228,333   19,289,168   202,098,501
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
Net assets at end of
 period                   $2,907,424  $33,090,241   $341,976  $1,528,426  $1,706,124  $1,995,041  $16,461,358  $204,144,478
                          ==========  ===========   ========  ==========  ==========  ==========  ===========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment
    income (loss)         $  (35,948) $  (291,742)  $ (2,904) $   (8,970) $   36,947  $   29,580  $    70,908  $    274,906
  Net realized gain
    (losses)                 343,645    2,544,693     42,547      58,279     166,518     156,025      117,913       531,450
  Capital gain dist
    from mutual funds        113,147    1,140,151         --          --          --          --           --            --
  Change in net
    unrealized
    appreciation
    (depreciation) of
    investments             (468,722)  (3,743,549)    30,466     146,894      63,451      (6,679)     590,387     5,722,070
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
     Increase
      (decrease) in
      net assets
      resulting from
      operations             (47,878)    (350,447)    70,109     196,203     266,916     178,926      779,208     6,528,426
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
FROM CAPITAL
 TRANSACTIONS
  Net proceeds from
    units sold                     8    2,747,017         --     192,753          --     243,690       16,773    20,642,771
  Cost of units
    redeemed                (631,990)  (2,803,157)   (58,576)    (82,303)   (425,832)   (123,720)  (3,606,038)  (10,834,896)
  Net transfers              (23,642)     272,246     (9,633)    149,063       5,989     244,006     (282,181)   10,248,480
  Contract
    maintenance charge            --     (179,703)        --      (2,389)         --      (5,365)          --    (1,397,502)
  Adjustments to net
    assets allocated
    to contracts in
    payout period                 --           71         --          --         126          --       (1,920)            1
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
     Increase
      (decrease) in
      net assets
      resulting from
      principal
      transactions          (655,624)      36,474    (68,209)    257,124    (419,717)    358,611   (3,873,366)   18,658,854
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
Increase (decrease)
 in net assets              (703,502)    (313,973)     1,900     453,327    (152,801)    537,537   (3,094,158)   25,187,280
Net assets at
 beginning of period       4,202,516   35,459,134    350,624     718,532   2,446,966   1,690,796   22,383,326   176,911,221
                          ----------  -----------   --------  ----------  ----------  ----------  -----------  ------------
Net assets at end of
 period                   $3,499,014  $35,145,161   $352,524  $1,171,859  $2,294,165  $2,228,333  $19,289,168  $202,098,501
                          ==========  ===========   ========  ==========  ==========  ==========  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                          Sub-accounts
                                                                                     ---------------------
                                                                                      SST Real    Templeton
                                                                                       Return      Global
                                                                                      Portfolio   Bond VIP
                                                                                       Class 3      Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)                                                      $ 2,198,928  $   (167)
   Net realized gain (losses)                                                           (310,524)       88
   Capital gain dist from mutual funds                                                        --        --
   Change in net unrealized appreciation (depreciation) of investments                (3,722,224)   (1,386)
                                                                                     -----------  --------
       Increase (decrease) in net assets resulting from operations                    (1,833,820)   (1,465)
                                                                                     -----------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                                                        4,032,191   127,866
   Cost of units redeemed                                                             (3,953,953)     (184)
   Net transfers                                                                       1,882,088      (921)
   Contract maintenance charge                                                          (610,870)       --
   Adjustments to net assets allocated to contracts in payout period                          --        --
                                                                                     -----------  --------
       Increase (decrease) in net assets resulting from principal transactions         1,349,456   126,761
                                                                                     -----------  --------
Increase (decrease) in net assets                                                       (484,364)  125,296
Net assets at beginning of period                                                     77,690,824        --
                                                                                     -----------  --------
Net assets at end of period                                                          $77,206,460  $125,296
                                                                                     ===========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                                                      $  (680,352) $     --
   Net realized gain (losses)                                                            (36,838)       --
   Capital gain dist from mutual funds                                                        --        --
   Change in net unrealized appreciation (depreciation) of investments                   980,681        --
                                                                                     -----------  --------
       Increase (decrease) in net assets resulting from operations                       263,491        --
                                                                                     -----------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                                                       10,136,939        --
   Cost of units redeemed                                                             (2,776,128)       --
   Net transfers                                                                      13,880,497        --
   Contract maintenance charge                                                          (574,635)       --
   Adjustments to net assets allocated to contracts in payout period                          --        --
                                                                                     -----------  --------
       Increase (decrease) in net assets resulting from principal transactions        20,666,673        --
                                                                                     -----------  --------
Increase (decrease) in net assets                                                     20,930,164        --
Net assets at beginning of period                                                     56,760,660        --
                                                                                     -----------  --------
Net assets at end of period                                                          $77,690,824  $     --
                                                                                     ===========  ========

                            See accompanying notes.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Annuity Account Seven of The American General Life Insurance Company (the "Separate Account") is an investment account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into the Company. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products: Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, Polaris II A-Class Platinum Series, and Polaris Platinum O-Series.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., a wholly owned, indirect subsidiary of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

   The Separate Account is composed of a total of 98 variable portfolios of different classes (the "Sub-accounts"). Each of the Sub-accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty nine currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the five currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"),
   (4) the five currently available Class VC and Class 2 investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (5) the thirteen currently available Class 2 and Class 4 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the five currently available VIP investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"), or (8) the one currently available VIP investment portfolio of the Templeton Trust.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust,and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Sub-accounts and do not include balances allocated to the General Account.

   The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

   Net purchases from the contracts are invested in the Sub-accounts in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets.

   On June 29, 2015, AFIS--Capital Income Builder, American Funds Asset Allocation Fund Class 2, American Funds Asset Allocation Portfolio Class 4, American Funds Bond Fund Class 4, American Funds Global Bond Class 4, American Funds Global Growth Portfolio Class 4, American Funds Global Small Capitalization Class 4, American Funds Growth Portfolio Class 4, American Funds Growth-Income Portfolio Class 4, and American Funds International Class 4 commenced operations.

   On October 5, 2015, Franklin Mutual Global Discovery VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund, Invesco V. I. American Value Fund, Invesco V.I. Equity and Income fund, Lord Abbett Developing Growth, Lord Abbett Series Fund Bond Debenture, Lord Abbett Total Return, and Templeton Global Bond VIP Fund commenced operations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (continued)

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account Statements of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2015 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2015 and for the year then ended. The Separate Account had no liabilities as of December 31, 2015. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2015, and respective hierarchy levels. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2015 is presented.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: The Polaris Plus, Polaris Platinum O-Series, and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus and Polaris Platinum O-Series products and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $35 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any death benefits elected for each product, are as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%, and Polaris Platinum O-Series, 0.95% or 1.20%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.75% of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 1.10% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the income base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statements of Changes in Net Assets. The income base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   SUNAMERICA INCOME PLUS FEE: The optional SunAmerica Income Plus feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum O-Series. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statements of Changes in Net Assets.

   PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of 7 years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                    OF THE
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                          Cost of    Proceeds from
Sub-accounts                                             Purchases       Sales
------------                                            ------------ -------------
AFIS--Capital Income Builder                            $  1,863,657  $    16,197
American Funds Asset Allocation Fund Class 2              41,808,072   42,113,968
American Funds Asset Allocation Portfolio Class 4          4,231,241      746,602
American Funds Bond FundClass 4                              566,090       17,678
American Funds Global Bond Fund Class 4                      136,484          514
American Funds Global Growth Fund Class 2                 42,220,083   42,378,626
American Funds Global Growth Portfolio Class 4             3,672,959       64,453
American Funds Global Small Capitalization Class 4           175,532       11,344
American Funds Growth Fund Class 2                        59,539,333   32,083,528
American Funds Growth Portfolio Class 4                    5,430,736      256,378
American Funds Growth-Income Fund Class 2                 79,573,066   50,682,536
American Funds Growth-Income Portfolio Class 4             9,423,306      143,735
American Funds International Class 4                         266,946          251
AST Asset Allocation Portfolio Class 1                     1,579,617    1,951,820
AST Asset Allocation Portfolio Class 3                     3,844,515    1,345,188
AST Capital Appreciation Portfolio Class 1                12,386,814   11,937,104
AST Capital Appreciation Portfolio Class 3                37,013,046   22,445,565
AST Government and Quality Bond Portfolio Class 1          1,438,496    6,622,922
AST Government and Quality Bond Portfolio Class 3         18,908,024   19,994,365
AST Growth Portfolio Class 1                               4,038,830    4,311,300
AST Growth Portfolio Class 3                               1,970,931      806,675
AST Natural Resources Portfolio Class 3                    1,286,321      589,169
Franklin Income Securities Fund                            7,575,542    3,849,325
Franklin Mutual Global Discovery VIP Fund                    624,072        4,674
Franklin Rising Dividends VIP Fund                           825,121        6,071
Franklin Strategic Income VIP Fund                           135,335          151
Franklin Templeton VIP Founding Funds Allocations Fund     5,861,754    1,619,926
Invesco V.I. American Value Fund                             153,499          152
Invesco V.I. Equity and Income Fund                          726,444        9,383
Invesco VI American Franchise Fund Series II                 624,252    1,061,147
Invesco VI Comstock Fund Series II                        22,087,989   28,662,315
Invesco VI Growth and Income Fund Series II               66,509,454   32,724,212
Lord Abbett Developing Growth                                 26,823           21
Lord Abbett Growth and Income Portfolio Class VC           8,331,065   14,937,036
Lord Abbett Mid Cap Stock Portfolio Class VC               6,316,635    9,220,266
Lord Abbett Series Fund Bond Debenture                       297,321        9,652
Lord Abbett Total Return                                     273,814        7,051
SAST Aggressive Growth Portfolio Class 1                     201,958      741,434
SAST Aggressive Growth Portfolio Class 3                     394,622      311,594
SAST Alliance Growth Portfolio Class 1                     2,764,584    2,870,062
SAST Alliance Growth Portfolio Class 3                     2,158,930    1,723,572
SAST Balanced Portfolio Class 1                            2,903,788    2,648,532
SAST Balanced Portfolio Class 3                            7,904,307    2,784,557
SAST Blue Chip Growth Portfolio Class 1                      152,518      383,997
SAST Blue Chip Growth Portfolio Class 3                    6,377,846      891,818
SAST Capital Growth Portfolio Class 1                         33,971      102,265
SAST Capital Growth Portfolio Class 3                      2,224,908      523,912
SAST Cash Management Portfolio Class 1                     6,576,859    9,196,081
SAST Cash Management Portfolio Class 3                    11,674,244   13,132,988
SAST Corporate Bond Portfolio Class 1                      2,925,270    7,644,074
SAST Corporate Bond Portfolio Class 3                     23,572,517   25,072,246
SAST Davis Venture Value Portfolio Class 1                 7,840,520    8,289,079
SAST Davis Venture Value Portfolio Class 3                22,228,147   11,349,647
SAST Dogs of Wall Street Portfolio Class 1                   653,557      793,975
SAST Dogs of Wall Street Portfolio Class 3                 7,479,790    2,748,836
SAST Dynamic Allocation Portfolio Class 3                633,636,972      227,816
SAST Emerging Markets Portfolio Class 1                      586,544      748,578
SAST Emerging Markets Portfolio Class 3                    4,434,067    1,367,490
SAST Equity Index Portfolio Class 1                          268,328    1,272,445
SAST Equity Opportunities Portfolio Class 1                  440,105    1,684,620
SAST Equity Opportunities Portfolio Class 3                5,495,868    2,346,847

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                             Proceeds from
Sub-accounts                                               Cost of Purchases     Sales
------------                                               ----------------- -------------
SAST Foreign Value Portfolio Class 3                          $12,146,703     $10,901,359
SAST Fundamental Growth Portfolio Class 1                       1,640,471       1,586,354
SAST Fundamental Growth Portfolio Class 3                       1,072,765         513,798
SAST Global Bond Portfolio Class 1                                524,839       1,466,895
SAST Global Bond Portfolio Class 3                              8,269,157       5,524,316
SAST Global Equities Portfolio Class 1                            310,270         748,950
SAST Global Equities Portfolio Class 3                          1,113,226         497,211
SAST Growth Opportunities Portfolio Class 1                       393,415         355,567
SAST Growth Opportunities Portfolio Class 3                     4,872,822       3,687,753
SAST Growth-Income Portfolio Class 1                            1,259,861       2,571,519
SAST Growth-Income Portfolio Class 3                           15,051,880       4,026,601
SAST High-Yield Bond Portfolio Class 1                            806,948       1,849,164
SAST High-Yield Bond Portfolio Class 3                          6,839,598       4,586,806
SAST International Diversified Equities Portfolio Class 1         356,732         661,293
SAST International Diversified Equities Portfolio Class 3       3,129,953       1,746,035
SAST International Growth and Income Portfolio Class 1            583,779       1,168,263
SAST International Growth and Income Portfolio Class 3          1,540,137       3,234,053
SAST Marsico Focused Growth Portfolio Class 3                   5,000,548       2,100,658
SAST MFS Massachusetts Investors Trust Portfolio Class 1          590,281         767,273
SAST MFS Massachusetts Investors Trust Portfolio Class 3       15,390,592       7,944,902
SAST MFS Total Return Portfolio Class 1                         1,971,379      10,947,768
SAST MFS Total Return Portfolio Class 3                         7,963,608      14,091,965
SAST Mid-Cap Growth Portfolio Class 1                             573,900         778,176
SAST Mid-Cap Growth Portfolio Class 3                           4,857,142       3,977,523
SAST Real Estate Portfolio Class 1                                681,268         659,302
SAST Real Estate Portfolio Class 3                              4,047,602       4,147,468
SAST Small & Mid Cap Value Portfolio Class 3                   11,973,615       4,011,866
SAST Small Company Value Portfolio Class 1                        242,162         366,405
SAST Small Company Value Portfolio Class 3                      6,040,563       2,950,818
SAST Technology Portfolio Class 1                                  35,247          80,733
SAST Technology Portfolio Class 3                                 437,861         201,006
SAST Telecom Utility Portfolio Class 1                            108,496         347,810
SAST Telecom Utility Portfolio Class 3                            569,611         436,184
SAST Total Return Bond Portfolio Class 1                        1,541,898       3,748,573
SAST Total Return Bond Portfolio Class 3                       29,564,226      20,055,726
SST Real Return Portfolio Class 3                              10,305,512       6,757,337
Templeton Global Bond VIP Fund                                    141,186          14,592

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2015.

                                                    Contracts With              Accumulation Annuity Annuity
                                                       a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                          Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                        -------------- ------------ ------------ ------- -------- ------------
AFIS--Capital Income Builder                             0.95%        89,288         (4,615)     --       --       84,673
AFIS--Capital Income Builder                             1.23%       109,978            (25)     --       --      109,953
American Funds Asset Allocation Fund Class 2             0.85%       347,325     (1,679,842)     --  (11,105)  (1,343,622)
American Funds Asset Allocation Fund Class 2             0.95%       118,540        (54,973)     --       --       63,567
American Funds Asset Allocation Fund Class 2             1.10%         9,945        (36,268)     --       --      (26,323)
American Funds Asset Allocation Fund Class 2             1.20%       197,320        (41,167)     --       --      156,153
American Funds Asset Allocation Portfolio Class 4        0.95%       172,493        (18,372)     --       --      154,121
American Funds Asset Allocation Portfolio Class 4        0.12%       265,565        (69,381)     --       --      196,184
American Funds Bond FundClass 4                          0.95%        26,348         (1,766)     --       --       24,582
American Funds Bond FundClass 4                          0.12%        30,994           (566)     --       --       30,428
American Funds Global Bond Fund Class 4                  0.95%         8,084            (18)     --       --        8,066
American Funds Global Bond Fund Class 4                  0.12%         6,128            (30)     --       --        6,098
American Funds Global Growth Fund Class 2                0.85%       138,072       (937,247)    460   (4,749)    (803,464)
American Funds Global Growth Fund Class 2                0.95%       115,456       (199,919)     --      (21)     (84,484)
American Funds Global Growth Fund Class 2                1.10%         2,880        (23,665)     --       --      (20,785)
American Funds Global Growth Fund Class 2                1.20%       139,447        (96,125)     --       --       43,322
American Funds Global Growth Portfolio Class 4           0.95%       135,070         (8,406)     --       --      126,664
American Funds Global Growth Portfolio Class 4           1.20%       247,629         (2,622)     --       --      245,007
American Funds Global Small Capitalization Class 4       0.95%         1,816             --      --       --        1,816
American Funds Global Small Capitalization Class 4       1.20%        17,110         (1,257)     --       --       15,853
American Funds Growth Fund Class 2                       0.85%        94,242       (780,735)    206  (10,140)    (696,427)
American Funds Growth Fund Class 2                       0.95%        98,745       (123,244)     --      (22)     (24,521)
American Funds Growth Fund Class 2                       1.10%         5,775        (31,395)     --       --      (25,620)
American Funds Growth Fund Class 2                       1.20%       126,790        (63,860)     --       --       62,930
American Funds Growth Portfolio Class 4                  0.95%       194,475        (12,084)     --       --      182,391
American Funds Growth Portfolio Class 4                  1.20%       352,436         (5,102)     --       --      347,334
American Funds Growth-Income Fund Class 2                0.85%       247,024     (1,682,425)  6,426   (7,462)  (1,436,437)
American Funds Growth-Income Fund Class 2                0.95%       233,163        (96,593)     --      (13)     136,557
American Funds Growth-Income Fund Class 2                1.10%         7,519        (39,542)     --       --      (32,023)
American Funds Growth-Income Fund Class 2                1.20%       250,888        (51,774)     --       --      199,114
American Funds Growth-Income Portfolio Class 4           0.95%       426,298        (16,180)     --       --      410,118
American Funds Growth-Income Portfolio Class 4           1.20%       550,888         (2,889)     --       --      547,999
American Funds International Class 4                     0.95%         7,189             --      --       --        7,189
American Funds International Class 4                     1.20%        22,646             (3)     --       --       22,643
AST Asset Allocation Portfolio Class 1                   0.85%        10,892        (56,739)     --       --      (45,847)
AST Asset Allocation Portfolio Class 1                   1.10%            59           (600)     --       --         (541)
AST Asset Allocation Portfolio Class 1                   1.25%         1,141        (15,582)     --       --      (14,441)
AST Asset Allocation Portfolio Class 3                   0.85%        58,515        (67,734)     --       --       (9,219)
AST Asset Allocation Portfolio Class 3                   0.95%        11,649         (4,403)     --       --        7,246
AST Asset Allocation Portfolio Class 3                   1.10%            67           (119)     --       --          (52)
AST Asset Allocation Portfolio Class 3                   1.20%        31,150         (2,205)     --       --       28,945
AST Capital Appreciation Portfolio Class 1               0.85%        17,193       (280,234)     --       --     (263,041)
AST Capital Appreciation Portfolio Class 1               1.10%         1,266        (29,066)     --       --      (27,800)
AST Capital Appreciation Portfolio Class 1               1.25%         1,116        (17,111)     --       --      (15,995)
AST Capital Appreciation Portfolio Class 3               0.85%        85,724       (563,719)     --       --     (477,995)
AST Capital Appreciation Portfolio Class 3               0.95%       110,861       (142,164)     --       --      (31,303)
AST Capital Appreciation Portfolio Class 3               1.10%           683         (4,889)     --       --       (4,206)
AST Capital Appreciation Portfolio Class 3               1.20%       201,089        (74,835)     --       --      126,254
AST Government and Quality Bond Portfolio Class 1        0.85%        80,152       (326,945)     --       --     (246,793)
AST Government and Quality Bond Portfolio Class 1        1.10%           774        (16,593)     --       --      (15,819)
AST Government and Quality Bond Portfolio Class 1        1.25%           620        (36,978)     --       --      (36,358)
AST Government and Quality Bond Portfolio Class 3        0.85%       308,475       (700,686)     --       --     (392,211)
AST Government and Quality Bond Portfolio Class 3        0.95%       523,842       (553,396)     --       --      (29,554)
AST Government and Quality Bond Portfolio Class 3        1.10%         2,987         (5,770)     --       --       (2,783)
AST Government and Quality Bond Portfolio Class 3        1.20%       544,082       (244,210)     --       --      299,872
AST Growth Portfolio Class 1                             0.85%         5,045       (166,015)     --       --     (160,970)
AST Growth Portfolio Class 1                             1.10%           218         (7,072)     --       --       (6,854)
AST Growth Portfolio Class 1                             1.25%           348        (14,993)     --       --      (14,645)
AST Growth Portfolio Class 3                             0.85%        18,884        (38,722)     --       --      (19,838)
AST Growth Portfolio Class 3                             0.95%         9,239         (3,926)     --       --        5,313
AST Growth Portfolio Class 3                             1.10%            --             --      --       --           --
AST Growth Portfolio Class 3                             1.20%        32,632         (2,251)     --       --       30,381
AST Natural Resources Portfolio Class 3                  0.85%        68,747        (61,423)     --       --        7,324
AST Natural Resources Portfolio Class 3                  0.95%        35,181         (2,507)     --       --       32,674
AST Natural Resources Portfolio Class 3                  1.10%         7,138         (3,911)     --       --        3,227
AST Natural Resources Portfolio Class 3                  1.20%        68,679         (9,120)     --       --       59,559
Franklin Income Securities Fund                          0.85%       130,508       (223,496)     --     (108)     (93,096)
Franklin Income Securities Fund                          0.95%       128,981        (58,028)     --       --       70,953
Franklin Income Securities Fund                          1.10%         1,391           (635)     --       --          756
Franklin Income Securities Fund                          1.20%       236,466        (40,959)     --       --      195,507
Franklin Mutual Global Discovery VIP Fund                0.95%        27,293           (455)     --       --       26,838
Franklin Mutual Global Discovery VIP Fund                1.20%        41,672            (77)     --       --       41,595
Franklin Rising Dividends VIP Fund                       0.95%        29,020         (1,696)     --       --       27,324
Franklin Rising Dividends VIP Fund                       1.20%        58,758           (343)     --       --       58,415
Franklin Strategic Income VIP Fund                       0.95%         5,652             (1)     --       --        5,651
Franklin Strategic Income VIP Fund                       1.20%         8,535             (8)     --       --        8,527
Franklin Templeton VIP Founding Funds Allocations
  Fund                                                   0.85%        76,971        (83,808)     --   (3,002)      (9,839)
Franklin Templeton VIP Founding Funds Allocations
  Fund                                                   0.95%       205,549        (17,442)     --       --      188,107
Franklin Templeton VIP Founding Funds Allocations
  Fund                                                   1.10%            27         (7,431)     --       --       (7,404)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                        Contracts With              Accumulation Annuity Annuity
                                                           a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                              Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                            -------------- ------------ ------------ ------- -------- ------------
Franklin Templeton VIP Founding Funds Allocations Fund       1.20%       147,576        (18,741)     --       --     128,835
Invesco V.I. American Value Fund                             0.95%         3,412             --      --       --       3,412
Invesco V.I. American Value Fund                             1.20%        13,688             (8)     --       --      13,680
Invesco V.I. Equity and Income Fund                          0.95%        32,833           (940)     --       --      31,893
Invesco V.I. Equity and Income Fund                          1.20%        43,026            (32)     --       --      42,994
Invesco VI American Franchise Fund Series II                 0.85%        14,599        (51,576)  1,664       --     (35,313)
Invesco VI American Franchise Fund Series II                 0.95%        11,870         (3,695)     --       --       8,175
Invesco VI American Franchise Fund Series II                 1.10%            16         (1,849)     --       --      (1,833)
Invesco VI American Franchise Fund Series II                 1.20%         8,240         (2,058)     --       --       6,182
Invesco VI Comstock Fund Series II                           0.85%       324,387     (1,218,428)  3,018   (3,900)   (894,923)
Invesco VI Comstock Fund Series II                           0.95%       385,985       (209,864)     13       --     176,134
Invesco VI Comstock Fund Series II                           1.10%         6,148        (29,214)     --       --     (23,066)
Invesco VI Comstock Fund Series II                           1.20%       435,828        (96,166)     --       --     339,662
Invesco VI Growth and Income Fund Series II                  0.85%       260,516     (1,179,459)    804  (10,764)   (928,903)
Invesco VI Growth and Income Fund Series II                  0.95%       342,395       (251,482)     18       --      90,931
Invesco VI Growth and Income Fund Series II                  1.10%         3,408        (24,481)     --       --     (21,073)
Invesco VI Growth and Income Fund Series II                  1.20%       389,532       (116,515)     --       --     273,017
Lord Abbett Developing Growth                                0.95%         1,732             --      --       --       1,732
Lord Abbett Developing Growth                                1.20%         1,294             --      --       --       1,294
Lord Abbett Growth and Income Portfolio Class VC             0.85%        87,948       (741,179)    914  (10,338)   (662,655)
Lord Abbett Growth and Income Portfolio Class VC             0.95%        37,242        (24,606)     --       --      12,636
Lord Abbett Growth and Income Portfolio Class VC             1.10%         1,809        (19,519)     --       --     (17,710)
Lord Abbett Growth and Income Portfolio Class VC             1.20%        41,343        (17,167)     --       --      24,176
Lord Abbett Mid Cap Stock Portfolio Class VC                 0.85%        66,993       (373,078)     --   (5,117)   (311,202)
Lord Abbett Mid Cap Stock Portfolio Class VC                 0.95%        15,693         (7,506)     --       --       8,187
Lord Abbett Mid Cap Stock Portfolio Class VC                 1.10%           831        (13,647)     --       --     (12,816)
Lord Abbett Mid Cap Stock Portfolio Class VC                 1.20%        33,186        (10,584)     --       --      22,602
Lord Abbett Series Fund Bond Debenture                       0.95%        14,883           (985)     --       --      13,898
Lord Abbett Series Fund Bond Debenture                       1.20%        15,099            (30)     --       --      15,069
Lord Abbett Total Return                                     0.95%        11,092            (66)     --       --      11,026
Lord Abbett Total Return                                     1.20%        16,113           (723)     --       --      15,390
SAST Aggressive Growth Portfolio Class 1                     0.85%         7,339        (16,224)     --       --      (8,885)
SAST Aggressive Growth Portfolio Class 1                     1.10%           514         (1,936)     --       --      (1,422)
SAST Aggressive Growth Portfolio Class 1                     1.25%         4,569        (19,608)     --       --     (15,039)
SAST Aggressive Growth Portfolio Class 3                     0.85%        10,046         (9,456)     --       --         590
SAST Aggressive Growth Portfolio Class 3                     0.95%        12,083        (11,337)     --       --         746
SAST Aggressive Growth Portfolio Class 3                     1.10%            --             --      --       --          --
SAST Aggressive Growth Portfolio Class 3                     1.20%         8,638         (3,079)     --       --       5,559
SAST Alliance Growth Portfolio Class 1                       0.85%        25,255        (34,892)     --       --      (9,637)
SAST Alliance Growth Portfolio Class 1                       1.10%            --         (1,976)     --       --      (1,976)
SAST Alliance Growth Portfolio Class 1                       1.25%         1,883        (34,354)     --       --     (32,471)
SAST Alliance Growth Portfolio Class 3                       0.85%        48,131       (108,831)     --       --     (60,700)
SAST Alliance Growth Portfolio Class 3                       0.95%        21,399         (1,816)     --       --      19,583
SAST Alliance Growth Portfolio Class 3                       1.10%            --         (2,118)     --       --      (2,118)
SAST Alliance Growth Portfolio Class 3                       1.20%         7,696         (3,210)     --       --       4,486
SAST Balanced Portfolio Class 1                              0.85%        83,740        (72,254)     --       --      11,486
SAST Balanced Portfolio Class 1                              1.10%            --           (705)     --       --        (705)
SAST Balanced Portfolio Class 1                              1.25%         4,239        (57,290)     --       --     (53,051)
SAST Balanced Portfolio Class 3                              0.85%       108,674       (133,989)     --       --     (25,315)
SAST Balanced Portfolio Class 3                              0.95%       111,172        (54,811)     --       --      56,361
SAST Balanced Portfolio Class 3                              1.10%            10            (34)     --       --         (24)
SAST Balanced Portfolio Class 3                              1.20%       223,115        (29,700)     --       --     193,415
SAST Blue Chip Growth Portfolio Class 1                      0.85%        13,313        (36,826)     --       --     (23,513)
SAST Blue Chip Growth Portfolio Class 1                      1.10%            --           (974)     --       --        (974)
SAST Blue Chip Growth Portfolio Class 3                      0.85%        57,786        (41,003)     --       --      16,783
SAST Blue Chip Growth Portfolio Class 3                      0.95%       239,868        (46,194)     --       --     193,674
SAST Blue Chip Growth Portfolio Class 3                      1.10%           450            (35)     --       --         415
SAST Blue Chip Growth Portfolio Class 3                      1.20%       397,933        (48,379)     --       --     349,554
SAST Capital Growth Portfolio Class 1                        0.85%             4         (7,607)     --       --      (7,603)
SAST Capital Growth Portfolio Class 1                        1.10%             8           (106)     --       --         (98)
SAST Capital Growth Portfolio Class 3                        0.85%        23,838        (37,854)     --       --     (14,016)
SAST Capital Growth Portfolio Class 3                        0.95%        57,007         (3,405)     --       --      53,602
SAST Capital Growth Portfolio Class 3                        1.10%           427           (246)     --       --         181
SAST Capital Growth Portfolio Class 3                        1.20%        95,082         (5,284)     --       --      89,798
SAST Cash Management Portfolio Class 1                       0.85%       614,251       (799,001)     --       --    (184,750)
SAST Cash Management Portfolio Class 1                       1.10%         7,459        (15,781)     --       --      (8,322)
SAST Cash Management Portfolio Class 1                       1.25%         7,334        (35,715)     --       --     (28,381)
SAST Cash Management Portfolio Class 3                       0.85%       849,052     (1,045,085)     --       --    (196,033)
SAST Cash Management Portfolio Class 3                       0.95%       312,690       (271,456)     --       --      41,234
SAST Cash Management Portfolio Class 3                       1.10%           691         (1,006)     --       --        (315)
SAST Cash Management Portfolio Class 3                       1.20%        84,073        (52,563)     --       --      31,510
SAST Corporate Bond Portfolio Class 1                        0.85%        60,029       (282,522)     --       --    (222,493)
SAST Corporate Bond Portfolio Class 1                        1.10%         5,497        (12,679)     --       --      (7,182)
SAST Corporate Bond Portfolio Class 1                        1.25%         2,199        (17,960)     --       --     (15,761)
SAST Corporate Bond Portfolio Class 3                        0.85%       250,826       (875,837)     --       --    (625,011)
SAST Corporate Bond Portfolio Class 3                        0.95%       309,922       (231,186)     --       --      78,736
SAST Corporate Bond Portfolio Class 3                        1.10%         2,183        (13,726)     --       --     (11,543)
SAST Corporate Bond Portfolio Class 3                        1.20%       346,072        (98,542)     --       --     247,530
SAST Davis Venture Value Portfolio Class 1                   0.85%        11,776       (282,802)     --       --    (271,026)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Davis Venture Value Portfolio Class 1                      1.10%             258      (16,440)   --       --        (16,182)
SAST Davis Venture Value Portfolio Class 1                      1.25%             671      (23,893)   --       --        (23,222)
SAST Davis Venture Value Portfolio Class 3                      0.85%          67,986     (446,884)   --       --       (378,898)
SAST Davis Venture Value Portfolio Class 3                      0.95%         113,019      (96,111)   --       --         16,908
SAST Davis Venture Value Portfolio Class 3                      1.10%           1,149       (3,646)   --       --         (2,497)
SAST Davis Venture Value Portfolio Class 3                      1.20%         175,137      (48,903)   --       --        126,234
SAST Dogs of Wall Street Portfolio Class 1                      0.85%           8,957      (10,904)   --       --         (1,947)
SAST Dogs of Wall Street Portfolio Class 1                      1.10%               9          (98)   --       --            (89)
SAST Dogs of Wall Street Portfolio Class 1                      1.25%             860      (18,888)   --       --        (18,028)
SAST Dogs of Wall Street Portfolio Class 3                      0.85%          30,617      (53,287)   --       --        (22,670)
SAST Dogs of Wall Street Portfolio Class 3                      0.95%          73,818      (54,129)   --       --         19,689
SAST Dogs of Wall Street Portfolio Class 3                      1.10%             303         (235)   --       --             68
SAST Dogs of Wall Street Portfolio Class 3                      1.20%         108,995      (30,194)   --       --         78,801
SAST Dynamic Allocation Portfolio Class 3                       0.85%              --       (1,327)   --       --         (1,327)
SAST Dynamic Allocation Portfolio Class 3                       0.95%      48,466,647   (3,470,024)   --       --     44,996,623
SAST Dynamic Allocation Portfolio Class 3                       1.20%       5,116,545     (505,732)   --       --      4,610,813
SAST Emerging Markets Portfolio Class 1                         0.85%          19,141      (15,075)   --       --          4,066
SAST Emerging Markets Portfolio Class 1                         1.10%             964         (206)   --       --            758
SAST Emerging Markets Portfolio Class 1                         1.25%           7,147      (24,130)   --       --        (16,983)
SAST Emerging Markets Portfolio Class 3                         0.85%          59,583      (50,258)   --       --          9,325
SAST Emerging Markets Portfolio Class 3                         0.95%          75,347      (17,997)   --       --         57,350
SAST Emerging Markets Portfolio Class 3                         1.10%             676       (1,085)   --       --           (409)
SAST Emerging Markets Portfolio Class 3                         1.20%          95,207      (11,546)   --       --         83,661
SAST Equity Index Portfolio Class 1                             1.25%           1,427      (73,027)   --       --        (71,600)
SAST Equity Opportunities Portfolio Class 1                     0.85%           3,387      (70,469)   --       --        (67,082)
SAST Equity Opportunities Portfolio Class 1                     1.10%              40         (701)   --       --           (661)
SAST Equity Opportunities Portfolio Class 1                     1.25%             752       (6,917)   --       --         (6,165)
SAST Equity Opportunities Portfolio Class 3                     0.85%          25,327      (60,199)   --       --        (34,872)
SAST Equity Opportunities Portfolio Class 3                     0.95%          92,004      (70,681)   --       --         21,323
SAST Equity Opportunities Portfolio Class 3                     1.10%             261         (437)   --       --           (176)
SAST Equity Opportunities Portfolio Class 3                     1.20%         148,941      (37,862)   --       --        111,079
SAST Foreign Value Portfolio Class 3                            0.85%         245,832     (527,501)   --       --       (281,669)
SAST Foreign Value Portfolio Class 3                            0.95%         494,506     (407,670)   --       --         86,836
SAST Foreign Value Portfolio Class 3                            1.10%           6,557       (7,745)   --       --         (1,188)
SAST Foreign Value Portfolio Class 3                            1.20%         464,127     (183,092)   --       --        281,035
SAST Fundamental Growth Portfolio Class 1                       0.85%           2,581      (80,906)   --       --        (78,325)
SAST Fundamental Growth Portfolio Class 1                       1.10%             291       (2,514)   --       --         (2,223)
SAST Fundamental Growth Portfolio Class 1                       1.25%             172      (18,676)   --       --        (18,504)
SAST Fundamental Growth Portfolio Class 3                       0.85%          24,622      (46,830)   --       --        (22,208)
SAST Fundamental Growth Portfolio Class 3                       0.95%           6,697         (702)   --       --          5,995
SAST Fundamental Growth Portfolio Class 3                       1.10%              --           --    --       --             --
SAST Fundamental Growth Portfolio Class 3                       1.20%          10,310       (4,100)   --       --          6,210
SAST Global Bond Portfolio Class 1                              0.85%          33,870      (67,317)   --       --        (33,447)
SAST Global Bond Portfolio Class 1                              1.10%           1,566       (2,460)   --       --           (894)
SAST Global Bond Portfolio Class 1                              1.25%             229      (13,593)   --       --        (13,364)
SAST Global Bond Portfolio Class 3                              0.85%         136,046     (224,881)   --       --        (88,835)
SAST Global Bond Portfolio Class 3                              0.95%         224,360     (129,788)   --       --         94,572
SAST Global Bond Portfolio Class 3                              1.10%           2,263       (1,723)   --       --            540
SAST Global Bond Portfolio Class 3                              1.20%         245,409      (65,718)   --       --        179,691
SAST Global Equities Portfolio Class 1                          0.85%          14,846      (26,432)   --       --        (11,586)
SAST Global Equities Portfolio Class 1                          1.10%              26          (31)   --       --             (5)
SAST Global Equities Portfolio Class 1                          1.25%           1,481      (12,558)   --       --        (11,077)
SAST Global Equities Portfolio Class 3                          0.85%          19,991      (30,611)   --       --        (10,620)
SAST Global Equities Portfolio Class 3                          0.95%          25,443       (8,356)   --       --         17,087
SAST Global Equities Portfolio Class 3                          1.10%              --          (14)   --       --            (14)
SAST Global Equities Portfolio Class 3                          1.20%          47,956       (7,109)   --       --         40,847
SAST Growth Opportunities Portfolio Class 1                     0.85%          17,523      (32,696)   --       --        (15,173)
SAST Growth Opportunities Portfolio Class 1                     1.10%             123       (1,836)   --       --         (1,713)
SAST Growth Opportunities Portfolio Class 3                     0.85%         103,724     (202,205)   --       --        (98,481)
SAST Growth Opportunities Portfolio Class 3                     0.95%          96,102     (120,804)   --       --        (24,702)
SAST Growth Opportunities Portfolio Class 3                     1.10%           3,493       (2,414)   --       --          1,079
SAST Growth Opportunities Portfolio Class 3                     1.20%          61,856      (44,391)   --       --         17,465
SAST Growth-Income Portfolio Class 1                            0.85%          10,171      (53,142)   --       --        (42,971)
SAST Growth-Income Portfolio Class 1                            1.10%           4,737       (9,461)   --       --         (4,724)
SAST Growth-Income Portfolio Class 1                            1.25%             903      (29,505)   --       --        (28,602)
SAST Growth-Income Portfolio Class 3                            0.85%         152,350     (146,565)   --       --          5,785
SAST Growth-Income Portfolio Class 3                            0.95%         308,108     (183,843)   --       --        124,265
SAST Growth-Income Portfolio Class 3                            1.10%           1,215         (660)   --       --            555
SAST Growth-Income Portfolio Class 3                            1.20%         450,917      (84,466)   --       --        366,451
SAST High-Yield Bond Portfolio Class 1                          0.85%          18,817      (70,936)   --       --        (52,119)
SAST High-Yield Bond Portfolio Class 1                          1.10%           1,344       (3,830)   --       --         (2,486)
SAST High-Yield Bond Portfolio Class 1                          1.25%              84      (11,132)   --       --        (11,048)
SAST High-Yield Bond Portfolio Class 3                          0.85%          66,662     (195,453)   --       --       (128,791)
SAST High-Yield Bond Portfolio Class 3                          0.95%          94,962      (41,071)   --       --         53,891
SAST High-Yield Bond Portfolio Class 3                          1.10%             987       (5,641)   --       --         (4,654)
SAST High-Yield Bond Portfolio Class 3                          1.20%         130,449      (28,984)   --       --        101,465
SAST International Diversified Equities Portfolio Class 1       0.85%          19,315      (39,162)   --       --        (19,847)
SAST International Diversified Equities Portfolio Class 1       1.10%             477       (2,558)   --       --         (2,081)
SAST International Diversified Equities Portfolio Class 1       1.25%           6,525      (14,504)   --       --         (7,979)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST International Diversified Equities Portfolio Class 3       0.85%        73,805      (107,059)    --       --       (33,254)
SAST International Diversified Equities Portfolio Class 3       0.95%       107,306       (77,477)    --       --        29,829
SAST International Diversified Equities Portfolio Class 3       1.10%         1,976          (307)    --       --         1,669
SAST International Diversified Equities Portfolio Class 3       1.20%       166,608       (34,597)    --       --       132,011
SAST International Growth and Income Portfolio Class 1          0.85%        22,562       (63,102)    --       --       (40,540)
SAST International Growth and Income Portfolio Class 1          1.10%         6,199        (3,373)    --       --         2,826
SAST International Growth and Income Portfolio Class 1          1.25%         1,333       (12,614)    --       --       (11,281)
SAST International Growth and Income Portfolio Class 3          0.85%        65,947      (235,063)    --       --      (169,116)
SAST International Growth and Income Portfolio Class 3          0.95%        11,833        (4,564)    --       --         7,269
SAST International Growth and Income Portfolio Class 3          1.10%         2,932        (1,274)    --       --         1,658
SAST International Growth and Income Portfolio Class 3          1.20%        18,989        (2,466)    --       --        16,523
SAST Marsico Focused Growth Portfolio Class 3                   0.85%        63,498       (67,050)    --       --        (3,552)
SAST Marsico Focused Growth Portfolio Class 3                   0.95%        98,567       (71,809)    --       --        26,758
SAST Marsico Focused Growth Portfolio Class 3                   1.10%           323          (451)    --       --          (128)
SAST Marsico Focused Growth Portfolio Class 3                   1.20%       135,253       (36,017)    --       --        99,236
SAST MFS Massachusetts Investors Trust Portfolio Class 1        0.85%        18,543       (33,597)    --       --       (15,054)
SAST MFS Massachusetts Investors Trust Portfolio Class 1        1.10%            41        (6,950)    --       --        (6,909)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        0.85%        87,694      (259,451)    --       --      (171,757)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        0.95%       275,045      (251,164)    --       --        23,881
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.10%         2,114        (1,695)    --       --           419
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.20%       394,372      (116,779)    --       --       277,593
SAST MFS Total Return Portfolio Class 1                         0.85%        42,146      (453,831)    --       --      (411,685)
SAST MFS Total Return Portfolio Class 1                         1.10%         1,289       (20,435)    --       --       (19,146)
SAST MFS Total Return Portfolio Class 3                         0.85%       128,954      (583,093)    --       --      (454,139)
SAST MFS Total Return Portfolio Class 3                         0.95%        81,540       (60,050)    --       --        21,490
SAST MFS Total Return Portfolio Class 3                         1.10%         4,731        (8,454)    --       --        (3,723)
SAST MFS Total Return Portfolio Class 3                         1.20%       138,863       (39,941)    --       --        98,922
SAST Mid-Cap Growth Portfolio Class 1                           0.85%        16,956       (45,710)    --       --       (28,754)
SAST Mid-Cap Growth Portfolio Class 1                           1.10%         1,345        (1,046)    --       --           299
SAST Mid-Cap Growth Portfolio Class 3                           0.85%        63,091       (88,354)    --       --       (25,263)
SAST Mid-Cap Growth Portfolio Class 3                           0.95%        61,172      (108,795)    --       --       (47,623)
SAST Mid-Cap Growth Portfolio Class 3                           1.10%         1,371        (1,657)    --       --          (286)
SAST Mid-Cap Growth Portfolio Class 3                           1.20%        72,642       (49,634)    --       --        23,008
SAST Real Estate Portfolio Class 1                              0.85%         2,998        (9,436)    --       --        (6,438)
SAST Real Estate Portfolio Class 1                              1.10%            91        (1,533)    --       --        (1,442)
SAST Real Estate Portfolio Class 1                              1.25%         1,275        (4,848)    --       --        (3,573)
SAST Real Estate Portfolio Class 3                              0.85%        21,522       (58,451)    --       --       (36,929)
SAST Real Estate Portfolio Class 3                              0.95%        19,643       (30,363)    --       --       (10,720)
SAST Real Estate Portfolio Class 3                              1.10%           417        (1,460)    --       --        (1,043)
SAST Real Estate Portfolio Class 3                              1.20%        14,290       (13,236)    --       --         1,054
SAST Small & Mid Cap Value Portfolio Class 3                    0.85%       110,210      (200,158)    --       --       (89,948)
SAST Small & Mid Cap Value Portfolio Class 3                    0.95%       105,448       (47,794)    --       --        57,654
SAST Small & Mid Cap Value Portfolio Class 3                    1.10%         1,235        (1,753)    --       --          (518)
SAST Small & Mid Cap Value Portfolio Class 3                    1.20%       151,595       (22,725)    --       --       128,870
SAST Small Company Value Portfolio Class 1                      0.85%            --            --     --       --            --
SAST Small Company Value Portfolio Class 1                      1.25%           527        (8,523)    --       --        (7,996)
SAST Small Company Value Portfolio Class 3                      0.85%        61,711      (172,339)    --       --      (110,628)
SAST Small Company Value Portfolio Class 3                      0.95%       114,439       (50,207)    --       --        64,232
SAST Small Company Value Portfolio Class 3                      1.10%           593        (1,829)    --       --        (1,236)
SAST Small Company Value Portfolio Class 3                      1.20%       144,397       (23,504)    --       --       120,893
SAST SunAmerica Dynamic Strategy Portfolio Class 3              0.85%            --            --     --       --            --
SAST Technology Portfolio Class 1                               0.85%         9,234       (18,211)    --       --        (8,977)
SAST Technology Portfolio Class 1                               1.10%            --        (1,356)    --       --        (1,356)
SAST Technology Portfolio Class 3                               0.85%        37,579       (27,838)    --       --         9,741
SAST Technology Portfolio Class 3                               0.95%        27,306       (12,486)    --       --        14,820
SAST Technology Portfolio Class 3                               1.10%            --            --     --       --            --
SAST Technology Portfolio Class 3                               1.20%        54,063       (13,684)    --       --        40,379
SAST Telecom Utility Portfolio Class 1                          0.85%           751        (5,200)    --       --        (4,449)
SAST Telecom Utility Portfolio Class 1                          1.10%            --            --     --       --            --
SAST Telecom Utility Portfolio Class 1                          1.25%           138        (9,836)    --       --        (9,698)
SAST Telecom Utility Portfolio Class 3                          0.85%         4,254        (9,792)    --       --        (5,538)
SAST Telecom Utility Portfolio Class 3                          0.95%         6,023       (12,158)    --       --        (6,135)
SAST Telecom Utility Portfolio Class 3                          1.10%            --        (1,631)    --       --        (1,631)
SAST Telecom Utility Portfolio Class 3                          1.20%        18,344          (701)    --       --        17,643
SAST Total Return Bond Portfolio Class 1                        0.85%        60,455      (166,317)    --       --      (105,862)
SAST Total Return Bond Portfolio Class 1                        1.10%           110       (11,260)    --       --       (11,150)
SAST Total Return Bond Portfolio Class 1                        1.25%           654        (7,862)    --       --        (7,208)
SAST Total Return Bond Portfolio Class 3                        0.85%       386,946      (562,845)    --       --      (175,899)
SAST Total Return Bond Portfolio Class 3                        0.95%       577,753      (525,939)    --       --        51,814
SAST Total Return Bond Portfolio Class 3                        1.10%         9,104        (5,371)    --       --         3,733
SAST Total Return Bond Portfolio Class 3                        1.20%       597,563      (228,520)    --       --       369,043
SST Real Return Portfolio Class 3                               0.85%       153,849      (283,625)    --       --      (129,776)
SST Real Return Portfolio Class 3                               0.95%       404,297      (358,365)    --       --        45,932
SST Real Return Portfolio Class 3                               1.10%         2,250        (1,462)    --       --           788
SST Real Return Portfolio Class 3                               1.20%       324,652      (126,136)    --       --       198,516
Templeton Global Bond VIP Fund                                  0.95%         6,143        (1,516)    --       --         4,627
Templeton Global Bond VIP Fund                                  1.20%         8,737           (27)    --       --         8,710

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                   Contracts With              Accumulation Annuity Annuity
                                                      a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                         Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                       -------------- ------------ ------------ ------- -------- ------------
American Funds Asset Allocation Fund Class 2            0.85%      1,219,137    (2,190,347) 12,435      --      (958,775)
American Funds Asset Allocation Fund Class 2            0.95%        278,455       (19,597)     --      --       258,858
American Funds Asset Allocation Fund Class 2            1.10%         19,281       (60,006)     --      --       (40,725)
American Funds Asset Allocation Fund Class 2            1.20%        331,496       (31,065)     --      --       300,431
American Funds Global Growth Fund Class 2               0.85%        235,969    (1,207,720) 12,686      --      (959,065)
American Funds Global Growth Fund Class 2               0.95%        363,171       (71,333)     49      --       291,887
American Funds Global Growth Fund Class 2               1.10%          7,164       (44,949)     --      --       (37,785)
American Funds Global Growth Fund Class 2               1.20%        405,540       (37,560)     --      --       367,981
American Funds Growth Fund Class 2                      0.85%        151,980    (1,107,815) 16,838      --      (938,997)
American Funds Growth Fund Class 2                      0.95%        263,974       (81,917)     40      --       182,097
American Funds Growth Fund Class 2                      1.10%          7,357       (65,293)     --      --       (57,936)
American Funds Growth Fund Class 2                      1.20%        325,368       (34,344)     --      --       291,024
American Funds Growth-Income Fund Class 2               0.85%        280,057    (2,452,607) 18,347      --    (2,154,203)
American Funds Growth-Income Fund Class 2               0.95%        587,624       (68,761)     --      --       518,863
American Funds Growth-Income Fund Class 2               1.10%          8,078      (100,101)     --      --       (92,023)
American Funds Growth-Income Fund Class 2               1.20%        690,871       (56,939)     --      --       633,932
AST Asset Allocation Portfolio Class 1                  0.85%         23,775       (55,927)  1,329      --       (30,824)
AST Asset Allocation Portfolio Class 1                  1.10%            867        (8,472)     --      --        (7,605)
AST Asset Allocation Portfolio Class 1                  1.25%          1,443       (19,794)     --    (134)      (18,485)
AST Asset Allocation Portfolio Class 3                  0.85%        102,596       (77,856)    275      --        25,015
AST Asset Allocation Portfolio Class 3                  0.95%         18,869        (4,557)     --      --        14,312
AST Asset Allocation Portfolio Class 3                  1.10%          1,569          (180)     --      --         1,389
AST Asset Allocation Portfolio Class 3                  1.20%         40,694        (1,955)     --      --        38,739
AST Capital Appreciation Portfolio Class 1              0.85%          5,910      (380,501) 11,315      --      (363,277)
AST Capital Appreciation Portfolio Class 1              1.10%          4,434       (30,711)     --      --       (26,277)
AST Capital Appreciation Portfolio Class 1              1.25%          5,367       (26,255)     70      --       (20,818)
AST Capital Appreciation Portfolio Class 3              0.85%        159,159      (727,161)  3,299      --      (564,702)
AST Capital Appreciation Portfolio Class 3              0.95%        357,663      (115,778)     --      --       241,885
AST Capital Appreciation Portfolio Class 3              1.10%          3,199       (14,533)     --      --       (11,334)
AST Capital Appreciation Portfolio Class 3              1.20%        339,175       (49,490)     --      --       289,685
AST Government and Quality Bond Portfolio Class 1       0.85%        141,483      (357,153)  1,474      --      (214,196)
AST Government and Quality Bond Portfolio Class 1       1.10%         19,029       (22,895)     --      --        (3,866)
AST Government and Quality Bond Portfolio Class 1       1.25%          2,200       (71,098)     --    (345)      (69,243)
AST Government and Quality Bond Portfolio Class 3       0.85%        328,436      (754,809)      7      --      (426,366)
AST Government and Quality Bond Portfolio Class 3       0.95%        919,087      (274,874)     64      --       644,277
AST Government and Quality Bond Portfolio Class 3       1.10%          6,252        (5,155)     --      --         1,097
AST Government and Quality Bond Portfolio Class 3       1.20%        743,796       (94,754)     --      --       649,042
AST Growth Portfolio Class 1                            0.85%          1,622      (197,030) 16,035      --      (179,373)
AST Growth Portfolio Class 1                            1.10%            546       (11,941)     --      --       (11,395)
AST Growth Portfolio Class 1                            1.25%          7,719       (18,289)    279      --       (10,291)
AST Growth Portfolio Class 3                            0.85%          7,368       (40,578)     --    (101)      (33,312)
AST Growth Portfolio Class 3                            0.95%         12,596        (1,680)     --      --        10,916
AST Growth Portfolio Class 3                            1.10%            909          (909)     --      --            --
AST Growth Portfolio Class 3                            1.20%         45,791        (1,057)     --      --        44,734
AST Natural Resources Portfolio Class 3                 0.85%         73,575       (82,618)     --      --        (9,043)
AST Natural Resources Portfolio Class 3                 0.95%         20,508        (2,599)     --      --        17,909
AST Natural Resources Portfolio Class 3                 1.10%          2,968           (70)     --      --         2,898
AST Natural Resources Portfolio Class 3                 1.20%         55,095        (3,542)     --      --        51,553
Franklin Income Securities Fund                         0.85%        135,395      (266,953)     --    (145)     (131,704)
Franklin Income Securities Fund                         0.95%        137,322       (42,748)     --      --        94,574
Franklin Income Securities Fund                         1.10%          9,396          (909)     --      --         8,487
Franklin Income Securities Fund                         1.20%        322,113       (37,040)     --      --       285,073
Franklin Templeton VIP Founding Funds Allocations
  Fund Class 2                                          0.85%        154,839      (304,434) 13,598      --      (135,998)
Franklin Templeton VIP Founding Funds Allocations
  Fund Class 2                                          0.95%         84,417       (10,155)     --      --        74,262
Franklin Templeton VIP Founding Funds Allocations
  Fund Class 2                                          1.10%             34          (573)     --      --          (539)
Franklin Templeton VIP Founding Funds Allocations
  Fund Class 2                                          1.20%        217,509       (31,767)     --      --       185,742
Invesco VI American Franchise Fund Series II            0.85%         17,068       (52,218)     --      --       (35,150)
Invesco VI American Franchise Fund Series II            0.95%         10,305        (6,787)     --      --         3,520
Invesco VI American Franchise Fund Series II            1.10%            216        (1,078)     --      --          (862)
Invesco VI American Franchise Fund Series II            1.20%         18,312        (2,009)     --      --        16,303
Invesco VI Comstock Fund Series II                      0.85%        191,103    (1,728,920) 14,561      --    (1,523,256)
Invesco VI Comstock Fund Series II                      0.95%        606,989      (181,702)    144      --       425,431
Invesco VI Comstock Fund Series II                      1.10%         19,619       (71,617)     --      --       (51,998)
Invesco VI Comstock Fund Series II                      1.20%        625,902       (74,990)     --      --       550,912
Invesco VI Growth and Income Fund Series II             0.85%        127,293    (1,570,169) 15,828      --    (1,427,048)
Invesco VI Growth and Income Fund Series II             0.95%        561,776      (208,836)    131      --       353,071
Invesco VI Growth and Income Fund Series II             1.10%          4,085       (67,619)     --      --       (63,534)
Invesco VI Growth and Income Fund Series II             1.20%        549,993       (84,553)     --      --       465,440
Lord Abbett Growth and Income Portfolio Class VC        0.85%         64,939    (1,163,238) 22,269      --    (1,076,030)
Lord Abbett Growth and Income Portfolio Class VC        0.95%         51,685       (20,743)     --      --        30,942
Lord Abbett Growth and Income Portfolio Class VC        1.10%          2,999       (33,139)     --      --       (30,140)
Lord Abbett Growth and Income Portfolio Class VC        1.20%         55,180        (9,949)     --      --        45,231
Lord Abbett Mid Cap Stock Portfolio Class VC            0.85%         45,422      (655,147) 12,597      --      (597,128)
Lord Abbett Mid Cap Stock Portfolio Class VC            0.95%         20,612        (6,574)     --      --        14,038
Lord Abbett Mid Cap Stock Portfolio Class VC            1.10%          4,835       (48,714)     --      --       (43,879)
Lord Abbett Mid Cap Stock Portfolio Class VC            1.20%         42,348        (3,539)     --      --        38,809
SAST Aggressive Growth Portfolio Class 1                0.85%         15,550       (25,127)     --      --        (9,577)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                             Contracts With              Accumulation Annuity Annuity
                                                a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                   Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                 -------------- ------------ ------------ ------- -------- ------------
SAST Aggressive Growth Portfolio Class 1          1.10%              --         (853)     --      --          (853)
SAST Aggressive Growth Portfolio Class 1          1.25%           3,410      (21,630)    262      --       (17,959)
SAST Aggressive Growth Portfolio Class 3          0.85%           7,623      (17,536)     --      --        (9,913)
SAST Aggressive Growth Portfolio Class 3          0.95%           6,851       (1,088)     91      --         5,854
SAST Aggressive Growth Portfolio Class 3          1.10%             608           --      --      --           608
SAST Aggressive Growth Portfolio Class 3          1.20%          18,445         (362)     --      --        18,083
SAST Alliance Growth Portfolio Class 1            0.85%           2,980      (48,689)    239      --       (45,470)
SAST Alliance Growth Portfolio Class 1            1.10%             156       (4,134)     --      --        (3,978)
SAST Alliance Growth Portfolio Class 1            1.25%           2,555      (49,675)     29      --       (47,091)
SAST Alliance Growth Portfolio Class 3            0.85%           8,064     (132,144)     --      --      (124,080)
SAST Alliance Growth Portfolio Class 3            0.95%           5,616       (1,463)     --      --         4,153
SAST Alliance Growth Portfolio Class 3            1.10%             132         (621)     --      --          (490)
SAST Alliance Growth Portfolio Class 3            1.20%          51,535       (2,036)     --      --        49,499
SAST Balanced Portfolio Class 1                   0.85%          29,713      (70,957)     --      --       (41,244)
SAST Balanced Portfolio Class 1                   1.10%          18,619         (135)     --      --        18,484
SAST Balanced Portfolio Class 1                   1.25%           5,093      (85,193)     --    (625)      (80,725)
SAST Balanced Portfolio Class 3                   0.85%         100,502     (122,746)    397      --       (21,847)
SAST Balanced Portfolio Class 3                   0.95%         121,275      (17,068)     52      --       104,259
SAST Balanced Portfolio Class 3                   1.10%           2,227          (72)     --      --         2,155
SAST Balanced Portfolio Class 3                   1.20%         129,720      (20,487)     --      --       109,233
SAST Blue Chip Growth Portfolio Class 1           0.85%           9,999      (29,938)     --      --       (19,939)
SAST Blue Chip Growth Portfolio Class 1           1.10%           2,479      (19,186)     --      --       (16,707)
SAST Blue Chip Growth Portfolio Class 3           0.85%          44,247      (31,439)     --      --        12,809
SAST Blue Chip Growth Portfolio Class 3           0.95%         319,938      (32,956)     --      --       286,982
SAST Blue Chip Growth Portfolio Class 3           1.10%               1          (40)     --      --           (39)
SAST Blue Chip Growth Portfolio Class 3           1.20%         484,361      (24,944)     --      --       459,417
SAST Capital Growth Portfolio Class 1             0.85%              51       (7,416)     --      --        (7,364)
SAST Capital Growth Portfolio Class 1             1.10%             217         (126)     --      --            91
SAST Capital Growth Portfolio Class 3             0.85%           4,002      (40,583)     --      --       (36,582)
SAST Capital Growth Portfolio Class 3             0.95%           9,587       (1,484)     --      --         8,103
SAST Capital Growth Portfolio Class 3             1.10%             119         (189)     --      --           (70)
SAST Capital Growth Portfolio Class 3             1.20%          34,064       (1,719)     --      --        32,345
SAST Cash Management Portfolio Class 1            0.85%       1,039,763   (1,244,003)  6,550      --      (197,690)
SAST Cash Management Portfolio Class 1            1.10%          33,758      (27,552)     --      --         6,206
SAST Cash Management Portfolio Class 1            1.25%          46,888      (74,564)     --    (152)      (27,828)
SAST Cash Management Portfolio Class 3            0.85%       1,008,114   (1,134,155)     --      --      (126,042)
SAST Cash Management Portfolio Class 3            0.95%         280,633     (262,519)     --      --        18,114
SAST Cash Management Portfolio Class 3            1.10%          16,881      (16,080)     --      --           801
SAST Cash Management Portfolio Class 3            1.20%         206,509     (173,350)     --      --        33,159
SAST Corporate Bond Portfolio Class 1             0.85%          69,207     (358,587)  5,786      --      (283,593)
SAST Corporate Bond Portfolio Class 1             1.10%          17,903      (22,953)     --      --        (5,050)
SAST Corporate Bond Portfolio Class 1             1.25%           1,351      (19,509)     --      --       (18,158)
SAST Corporate Bond Portfolio Class 3             0.85%         224,978     (882,479)     --    (593)     (658,093)
SAST Corporate Bond Portfolio Class 3             0.95%         588,438     (134,486)     --      --       453,952
SAST Corporate Bond Portfolio Class 3             1.10%           4,300       (8,981)     --      --        (4,681)
SAST Corporate Bond Portfolio Class 3             1.20%         450,255      (48,499)     --      --       401,756
SAST Davis Venture Value Portfolio Class 1        0.85%           8,976     (322,983)  4,946      --      (309,061)
SAST Davis Venture Value Portfolio Class 1        1.10%           4,581      (28,225)     --      --       (23,644)
SAST Davis Venture Value Portfolio Class 1        1.25%           4,014      (33,749)     --     (28)      (29,763)
SAST Davis Venture Value Portfolio Class 3        0.85%          82,794     (561,422)  2,981      --      (475,647)
SAST Davis Venture Value Portfolio Class 3        0.95%         324,927      (59,026)     --      --       265,902
SAST Davis Venture Value Portfolio Class 3        1.10%           1,034       (7,491)     --      --        (6,457)
SAST Davis Venture Value Portfolio Class 3        1.20%         305,168      (27,475)     --      --       277,693
SAST Dogs of Wall Street Portfolio Class 1        0.85%           3,870      (12,318)     84      --        (8,364)
SAST Dogs of Wall Street Portfolio Class 1        1.10%             123         (375)     --      --          (252)
SAST Dogs of Wall Street Portfolio Class 1        1.25%           1,813      (11,581)     --    (232)      (10,000)
SAST Dogs of Wall Street Portfolio Class 3        0.85%          97,316      (66,871)     --     (61)       30,384
SAST Dogs of Wall Street Portfolio Class 3        0.95%         194,186      (44,122)     --      --       150,064
SAST Dogs of Wall Street Portfolio Class 3        1.10%           3,178         (873)     --      --         2,305
SAST Dogs of Wall Street Portfolio Class 3        1.20%         174,699      (16,138)     --      --       158,561
SAST Dynamic Allocation Portfolio Class 3         0.85%          40,710       (6,139)     --      --        34,571
SAST Dynamic Allocation Portfolio Class 3         0.95%      43,907,040   (1,489,246)     --      --    42,417,793
SAST Dynamic Allocation Portfolio Class 3         1.20%       8,415,314     (390,624)     --      --     8,024,690
SAST Emerging Markets Portfolio Class 1           0.85%          10,257      (17,410)     --      --        (7,153)
SAST Emerging Markets Portfolio Class 1           1.10%           1,912       (4,765)     --      --        (2,853)
SAST Emerging Markets Portfolio Class 1           1.25%           5,808      (27,674)     --    (230)      (22,096)
SAST Emerging Markets Portfolio Class 3           0.85%          57,356      (80,213)     --     (10)      (22,867)
SAST Emerging Markets Portfolio Class 3           0.95%         101,215      (13,924)     --      --        87,291
SAST Emerging Markets Portfolio Class 3           1.10%           1,926       (1,087)     --      --           839
SAST Emerging Markets Portfolio Class 3           1.20%         111,394       (6,390)     --      --       105,004
SAST Equity Index Portfolio Class 1               1.25%           5,891     (103,077)     --    (374)      (97,560)
SAST Equity Opportunities Portfolio Class 1       0.85%           5,431      (53,625)    745      --       (47,449)
SAST Equity Opportunities Portfolio Class 1       1.10%           1,203       (3,809)     --      --        (2,606)
SAST Equity Opportunities Portfolio Class 1       1.25%           1,039       (8,661)     --      --        (7,622)
SAST Equity Opportunities Portfolio Class 3       0.85%         119,258      (69,159)     --      --        50,099
SAST Equity Opportunities Portfolio Class 3       0.95%         283,928      (50,891)     --      --       233,038
SAST Equity Opportunities Portfolio Class 3       1.10%           2,881       (3,403)     --      --          (522)
SAST Equity Opportunities Portfolio Class 3       1.20%         278,479      (21,706)     --      --       256,773

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                           Contracts With              Accumulation Annuity Annuity
                                                              a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                                 Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                               -------------- ------------ ------------ ------- -------- ------------
SAST Foreign Value Portfolio Class 3                            0.85%       390,050      (808,561)      --     (83)    (418,594)
SAST Foreign Value Portfolio Class 3                            0.95%       911,926      (179,693)     228      --      732,461
SAST Foreign Value Portfolio Class 3                            1.10%         6,683       (18,018)      --      --      (11,335)
SAST Foreign Value Portfolio Class 3                            1.20%       700,945       (92,005)      --      --      608,940
SAST Fundamental Growth Portfolio Class 1                       0.85%           954       (83,120)   2,850      --      (79,316)
SAST Fundamental Growth Portfolio Class 1                       1.10%           533       (19,735)      --      --      (19,202)
SAST Fundamental Growth Portfolio Class 1                       1.25%         1,880       (35,893)      --     (78)     (34,091)
SAST Fundamental Growth Portfolio Class 3                       0.85%        10,959       (40,295)      --     (76)     (29,412)
SAST Fundamental Growth Portfolio Class 3                       0.95%         6,938        (8,774)      --      --       (1,836)
SAST Fundamental Growth Portfolio Class 3                       1.10%            --        (2,552)      --      --       (2,552)
SAST Fundamental Growth Portfolio Class 3                       1.20%        24,062        (4,129)      --      --       19,933
SAST Global Bond Portfolio Class 1                              0.85%        47,519       (93,114)      70      --      (45,526)
SAST Global Bond Portfolio Class 1                              1.10%         3,075        (2,868)      --      --          207
SAST Global Bond Portfolio Class 1                              1.25%         1,061       (12,442)      --     (45)     (11,426)
SAST Global Bond Portfolio Class 3                              0.85%       181,332      (217,014)      --     (60)     (35,742)
SAST Global Bond Portfolio Class 3                              0.95%       371,101       (65,039)      --      --      306,062
SAST Global Bond Portfolio Class 3                              1.10%         9,754        (1,128)      --      --        8,626
SAST Global Bond Portfolio Class 3                              1.20%       299,241       (21,592)      --      --      277,649
SAST Global Equities Portfolio Class 1                          0.85%        26,530       (15,510)      --      --       11,020
SAST Global Equities Portfolio Class 1                          1.10%         4,633        (3,586)      --      --        1,047
SAST Global Equities Portfolio Class 1                          1.25%         3,732       (20,767)      --      (1)     (17,036)
SAST Global Equities Portfolio Class 3                          0.85%        33,378       (25,301)      --      --        8,077
SAST Global Equities Portfolio Class 3                          0.95%        41,421        (3,862)      --      --       37,560
SAST Global Equities Portfolio Class 3                          1.10%         1,269        (1,666)      --      --         (397)
SAST Global Equities Portfolio Class 3                          1.20%        53,562        (1,088)      --      --       52,474
SAST Growth Opportunities Portfolio Class 1                     0.85%        34,657       (51,312)      --      --      (16,655)
SAST Growth Opportunities Portfolio Class 1                     1.10%         2,109          (890)      --      --        1,219
SAST Growth Opportunities Portfolio Class 3                     0.85%        94,496      (449,411)      --     (34)    (354,949)
SAST Growth Opportunities Portfolio Class 3                     0.95%       103,055       (81,409)      --      --       21,646
SAST Growth Opportunities Portfolio Class 3                     1.10%           975       (13,486)      --      --      (12,511)
SAST Growth Opportunities Portfolio Class 3                     1.20%        89,963       (38,555)      --      --       51,408
SAST Growth-Income Portfolio Class 1                            0.85%        17,258       (47,968)   2,209      --      (28,501)
SAST Growth-Income Portfolio Class 1                            1.10%         1,731        (6,678)      --      --       (4,947)
SAST Growth-Income Portfolio Class 1                            1.25%         3,497       (44,358)      --     (67)     (40,928)
SAST Growth-Income Portfolio Class 3                            0.85%       308,998      (308,674)      --     (50)         274
SAST Growth-Income Portfolio Class 3                            0.95%       721,625      (213,961)     169      --      507,833
SAST Growth-Income Portfolio Class 3                            1.10%         8,618        (9,235)      --      --         (617)
SAST Growth-Income Portfolio Class 3                            1.20%       682,093       (93,676)      --      --      588,417
SAST High-Yield Bond Portfolio Class 1                          0.85%        24,702       (98,078)      --      --      (73,377)
SAST High-Yield Bond Portfolio Class 1                          1.10%         8,493        (3,344)      --      --        5,149
SAST High-Yield Bond Portfolio Class 1                          1.25%         1,558       (13,540)      --     (40)     (12,022)
SAST High-Yield Bond Portfolio Class 3                          0.85%       123,079      (251,001)      --    (101)    (128,023)
SAST High-Yield Bond Portfolio Class 3                          0.95%       176,620       (38,181)      --      --      138,439
SAST High-Yield Bond Portfolio Class 3                          1.10%         3,879        (3,491)      --      --          388
SAST High-Yield Bond Portfolio Class 3                          1.20%       172,605       (11,977)      --      --      160,628
SAST International Diversified Equities Portfolio Class 1       0.85%         9,586       (40,739)   2,525      --      (28,628)
SAST International Diversified Equities Portfolio Class 1       1.10%         5,296          (526)      --      --        4,770
SAST International Diversified Equities Portfolio Class 1       1.25%           965       (13,875)      --    (167)     (13,077)
SAST International Diversified Equities Portfolio Class 3       0.85%       144,954      (106,268)      --      (4)      38,682
SAST International Diversified Equities Portfolio Class 3       0.95%       265,258       (38,590)      --      --      226,668
SAST International Diversified Equities Portfolio Class 3       1.10%         2,308        (2,079)      --      --          229
SAST International Diversified Equities Portfolio Class 3       1.20%       160,110       (11,871)      --      --      148,239
SAST International Growth and Income Portfolio Class 1          0.85%        23,282       (67,222)   6,501      --      (37,439)
SAST International Growth and Income Portfolio Class 1          1.10%         5,155        (8,220)      --      --       (3,065)
SAST International Growth and Income Portfolio Class 1          1.25%         2,285       (23,552)      --     (17)     (21,284)
SAST International Growth and Income Portfolio Class 3          0.85%       156,861      (471,425)      --     (32)    (314,596)
SAST International Growth and Income Portfolio Class 3          0.95%        12,154        (3,174)      --      --        8,980
SAST International Growth and Income Portfolio Class 3          1.10%         3,870       (11,478)      --      --       (7,608)
SAST International Growth and Income Portfolio Class 3          1.20%        27,439        (1,193)      --      --       26,246
SAST Marsico Focused Growth Portfolio Class 3                   0.85%       103,321      (108,641)      --      --       (5,320)
SAST Marsico Focused Growth Portfolio Class 3                   0.95%       256,156       (65,967)      --      --      190,190
SAST Marsico Focused Growth Portfolio Class 3                   1.10%         2,453          (534)      --      --        1,919
SAST Marsico Focused Growth Portfolio Class 3                   1.20%       231,769       (28,053)      --      --      203,716
SAST MFS Massachusetts Investors Trust Portfolio Class 1        0.85%        14,615       (63,366)   1,043      --      (47,707)
SAST MFS Massachusetts Investors Trust Portfolio Class 1        1.10%         4,785       (18,897)      --      --      (14,112)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        0.85%       198,834      (411,394)      --      --     (212,560)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        0.95%       775,750      (247,776)     102      --      528,076
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.10%         2,541        (7,738)      --      --       (5,197)
SAST MFS Massachusetts Investors Trust Portfolio Class 3        1.20%       749,482      (112,954)      --      --      636,528
SAST MFS Total Return Portfolio Class 1                         0.85%        70,209      (593,645)   9,008      --     (514,428)
SAST MFS Total Return Portfolio Class 1                         1.10%        17,234       (35,666)      --      --      (18,432)
SAST MFS Total Return Portfolio Class 3                         0.85%       164,765      (758,023)     186      --     (593,072)
SAST MFS Total Return Portfolio Class 3                         0.95%       124,133       (44,861)      55      --       79,327
SAST MFS Total Return Portfolio Class 3                         1.10%         1,073        (4,866)      --      --       (3,793)
SAST MFS Total Return Portfolio Class 3                         1.20%       171,844       (31,065)      --      --      140,779
SAST Mid-Cap Growth Portfolio Class 1                           0.85%        27,194       (43,542)     468      --      (15,881)
SAST Mid-Cap Growth Portfolio Class 1                           1.10%        10,805       (12,087)      --      --       (1,282)
SAST Mid-Cap Growth Portfolio Class 3                           0.85%        54,218       (87,297)      --     (35)     (33,114)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                    Contracts With              Accumulation Annuity Annuity
                                                       a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                          Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                        -------------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 3                    0.95%        62,775      (107,293)      --      --      (44,518)
SAST Mid-Cap Growth Portfolio Class 3                    1.10%         1,045        (6,375)      --      --       (5,330)
SAST Mid-Cap Growth Portfolio Class 3                    1.20%        96,880       (44,925)      --      --       51,955
SAST Real Estate Portfolio Class 1                       0.85%         4,628       (18,046)      --      (1)     (13,419)
SAST Real Estate Portfolio Class 1                       1.10%           105        (1,004)      --      --         (899)
SAST Real Estate Portfolio Class 1                       1.25%         4,809       (12,836)      --    (145)      (8,172)
SAST Real Estate Portfolio Class 3                       0.85%        10,638      (172,490)      --      --     (161,852)
SAST Real Estate Portfolio Class 3                       0.95%        12,496       (43,699)      --      --      (31,204)
SAST Real Estate Portfolio Class 3                       1.10%            74        (3,817)      --      --       (3,743)
SAST Real Estate Portfolio Class 3                       1.20%        14,012       (17,659)      --      --       (3,647)
SAST Small & Mid Cap Value Portfolio Class 3             0.85%        81,228      (568,534)      --    (123)    (487,429)
SAST Small & Mid Cap Value Portfolio Class 3             0.95%       166,589       (86,143)      --      --       80,446
SAST Small & Mid Cap Value Portfolio Class 3             1.10%           821       (10,426)      --      --       (9,605)
SAST Small & Mid Cap Value Portfolio Class 3             1.20%       173,678       (37,904)      --      --      135,774
SAST Small Company Value Portfolio Class 1               0.85%            --            --       --      --           --
SAST Small Company Value Portfolio Class 1               1.25%         3,906       (20,167)      --      --      (16,261)
SAST Small Company Value Portfolio Class 3               0.85%        79,449      (314,866)      --     (73)    (235,490)
SAST Small Company Value Portfolio Class 3               0.95%       181,433       (73,714)      --      --      107,718
SAST Small Company Value Portfolio Class 3               1.10%         2,386        (6,708)      --      --       (4,322)
SAST Small Company Value Portfolio Class 3               1.20%       166,951       (25,103)      --      --      141,848
SAST SunAmerica Dynamic Strategy Portfolio Class 3       0.85%            --            --       --      --           --
SAST Technology Portfolio Class 1                        0.85%        14,730       (35,528)      --      --      (20,798)
SAST Technology Portfolio Class 1                        1.10%            --          (643)      --      --         (643)
SAST Technology Portfolio Class 3                        0.85%        49,410       (54,145)      --      --       (4,735)
SAST Technology Portfolio Class 3                        0.95%        26,549        (5,045)      --      --       21,504
SAST Technology Portfolio Class 3                        1.10%            --            --       --      --           --
SAST Technology Portfolio Class 3                        1.20%        72,125        (9,086)      --      --       63,039
SAST Telecom Utility Portfolio Class 1                   0.85%         4,892       (11,671)      --      --       (6,779)
SAST Telecom Utility Portfolio Class 1                   1.10%            --        (4,427)      --      --       (4,427)
SAST Telecom Utility Portfolio Class 1                   1.25%           870        (9,391)      --     (44)      (8,565)
SAST Telecom Utility Portfolio Class 3                   0.85%        10,405       (22,341)      --      --      (11,936)
SAST Telecom Utility Portfolio Class 3                   0.95%        16,164        (1,814)      --      --       14,350
SAST Telecom Utility Portfolio Class 3                   1.10%            --           (40)      --      --          (40)
SAST Telecom Utility Portfolio Class 3                   1.20%        19,540        (1,974)      --      --       17,566
SAST Total Return Bond Portfolio Class 1                 0.85%        47,884      (223,982)   1,989      --     (174,109)
SAST Total Return Bond Portfolio Class 1                 1.10%         9,200       (11,703)      --      --       (2,503)
SAST Total Return Bond Portfolio Class 1                 1.25%         1,430       (10,214)      --      --       (8,784)
SAST Total Return Bond Portfolio Class 3                 0.85%       210,028      (680,321)      --     (22)    (470,315)
SAST Total Return Bond Portfolio Class 3                 0.95%       994,907      (279,135)     185      --      715,956
SAST Total Return Bond Portfolio Class 3                 1.10%         8,066        (5,796)      --      --        2,270
SAST Total Return Bond Portfolio Class 3                 1.20%       802,929      (101,186)      --      --      701,743
SST Real Return Portfolio Class 3                        0.85%       582,585      (244,441)      --      --      338,144
SST Real Return Portfolio Class 3                        0.95%       958,207      (155,740)      --      --      802,467
SST Real Return Portfolio Class 3                        1.10%        12,311          (515)      --      --       11,796
SST Real Return Portfolio Class 3                        1.20%       633,581       (53,174)      --      --      580,407

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                  At December 31                             For the year ended December 31
                   -------------------------------------------------- ---------------------------------------------
                                                                      Expense Ratio   Investment
                                 Unit Value                Net          Lowest to       Income   Total Return Lowest
Year                 Units    Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   to Highest /(3)/
-----------------  ---------- ---------------------- ---------------- --------------- ---------- ------------------
AFIS - Capital Income Builder/(6)/
12/31/2015            194,626  9.36    to     9.38       1,823,836    0.95% to 1.20%     0.83%    -6.36% to   -6.20%
American Funds Asset Allocation Fund Class 2
12/31/2015         13,800,419 24.10    to    25.00     343,830,601    0.85% to 1.20%     1.62%     0.19% to    0.54%
12/31/2014         14,950,644 24.05    to    24.86     370,799,803    0.85% to 1.20%     1.48%     4.14% to    4.50%
12/31/2013         15,390,855 23.10    to    23.79     365,584,176    0.85% to 1.20%     1.47%    22.22% to   22.65%
12/31/2012         15,535,469 18.90    to    19.40     301,000,788    0.85% to 1.20%     1.86%    14.80% to   15.21%
12/31/2011         17,776,821 16.46    to    16.84     299,059,306    0.85% to 1.20%     1.80%    -6.35% to    0.44%
American Funds Asset Allocation Portfolio Class 4/(6)/
12/31/2015            350,305  9.85    to     9.86       3,453,273    0.95% to 1.20%     2.77%    -1.48% to   -1.35%
American Funds Bond FundClass 4/(6)/
12/31/2015             55,010  9.82    to     9.84         540,818    0.95% to 1.20%     1.88%    -1.76% to   -1.60%
American Funds Global Bond Fund Class 4/(6)/
12/31/2015             14,164  9.52    to     9.54         134,991    0.95% to 1.20%     0.00%    -4.78% to   -4.63%
American Funds Global Growth Fund Class 2
12/31/2015          8,401,863 35.44    to    36.78     307,303,678    0.85% to 1.20%     1.03%     5.66% to    6.03%
12/31/2014          9,267,274 33.54    to    34.69     320,037,579    0.85% to 1.20%     1.14%     1.09% to    1.45%
12/31/2013          9,604,256 33.18    to    34.20     327,531,412    0.85% to 1.20%     1.23%    27.64% to   28.09%
12/31/2012         10,545,732 26.00    to    26.70     281,095,191    0.85% to 1.20%     0.88%    21.10% to   21.52%
12/31/2011         11,908,185 21.47    to    21.97     261,361,569    0.85% to 1.20%     1.27%   -17.13% to   -9.66%
American Funds Global Growth Portfolio Class 4/(6)/
12/31/2015            371,671  9.59    to     9.61       3,566,578    0.95% to 1.20%     1.60%    -4.07% to   -3.95%
American Funds Global Small Capitalization Class 4/(6)/
12/31/2015             17,669  9.22    to     9.23         162,850    0.95% to 1.20%     0.00%    -7.85% to   -7.70%
American Funds Growth Fund Class 2
12/31/2015          6,991,923 32.88    to    34.11     237,160,080    0.85% to 1.20%     0.61%     5.58% to    5.95%
12/31/2014          7,675,561 31.15    to    32.20     246,019,504    0.85% to 1.20%     0.78%     7.21% to    7.59%
12/31/2013          8,199,373 29.05    to    29.93     244,676,769    0.85% to 1.20%     0.92%    28.56% to   29.00%
12/31/2012          9,225,171 22.60    to    23.20     213,620,091    0.85% to 1.20%     0.77%    16.48% to   16.89%
12/31/2011         10,468,633 19.40    to    19.85     207,500,378    0.85% to 1.20%     0.59%   -12.83% to   -5.09%
American Funds Growth Portfolio Class 4/(6)/
12/31/2015            529,725  9.85    to     9.86       5,218,490    0.95% to 1.20%     1.30%    -1.53% to   -1.40%
American Funds Growth-Income Fund Class 2
12/31/2015         13,649,512 27.63    to    28.70     389,726,459    0.85% to 1.20%     1.31%     0.24% to    0.60%
12/31/2014         14,782,301 27.56    to    28.53     420,114,498    0.85% to 1.20%     1.28%     9.31% to    9.70%
12/31/2013         15,875,732 25.21    to    26.01     412,056,459    0.85% to 1.20%     1.32%    31.91% to   32.37%
12/31/2012         18,422,938 19.11    to    19.65     361,536,342    0.85% to 1.20%     1.56%    16.08% to   16.49%
12/31/2011         21,562,653 16.47    to    16.87     363,374,312    0.85% to 1.20%     1.48%    -9.22% to   -2.66%
American Funds Growth-Income Portfolio Class 4/(6)/
12/31/2015            958,117  9.59    to     9.61       9,197,289    0.95% to 1.20%     2.29%    -4.06% to   -3.94%
American Funds International Class 4/(6)/
12/31/2015             29,832  8.68    to     8.69         258,979    0.95% to 1.20%     1.92%   -13.22% to  -13.08%
AST Asset Allocation Portfolio Class 1
12/31/2015            352,953 20.91    to    37.75       9,413,189    0.85% to 1.25%     3.14%    -2.94% to   -2.55%
12/31/2014            413,782 21.45    to    38.89       9,413,189    0.85% to 1.25%     2.76%     6.13% to    6.55%
12/31/2013            470,696 20.13    to    36.65      12,011,828    0.85% to 1.25%     2.65%    16.42% to   16.89%
12/31/2012            574,317 18.22    to    31.48      12,437,547    0.85% to 1.25%     3.04%    10.55% to   10.95%
12/31/2011            642,249 16.42    to    28.47      12,702,926    0.85% to 1.25%     2.68%    -0.33% to    0.04%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                  At December 31                             For the year ended December 31
                   -------------------------------------------------- ---------------------------------------------
                                                                      Expense Ratio   Investment
                                 Unit Value                Net          Lowest to       Income   Total Return Lowest
Year                 Units    Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   to Highest /(3)/
-----------------  ---------- ---------------------- ---------------- --------------- ---------- ------------------
AST Asset Allocation Portfolio Class 3
12/31/2015            761,810 19.59    to    20.40      15,437,003    0.85% to 1.20%     2.83%    -3.14% to   -2.80%
12/31/2014            734,890 20.22    to    20.99      15,437,003    0.85% to 1.20%     3.08%     5.91% to    6.28%
12/31/2013            655,435 19.09    to    19.75      12,907,632    0.85% to 1.20%     2.91%    16.19% to   16.60%
12/31/2012            392,081 16.43    to    16.94       6,617,904    0.85% to 1.20%     2.92%    10.33% to   10.72%
12/31/2011            357,310 14.89    to    15.30       5,456,788    0.85% to 1.20%     2.59%    -5.92% to   -0.18%
AST Capital Appreciation Portfolio Class 1
12/31/2015          1,898,339 32.76    to    99.65      71,830,939    0.85% to 1.25%     0.00%     7.38% to    7.81%
12/31/2014          2,205,175 30.38    to    92.80      71,830,939    0.85% to 1.25%     0.00%    13.81% to   14.27%
12/31/2013          2,615,547 26.59    to    81.54      79,467,770    0.85% to 1.25%     0.00%    34.14% to   34.67%
12/31/2012          3,135,121 19.74    to    60.79      70,325,490    0.85% to 1.25%     0.00%    22.35% to   22.85%
12/31/2011          3,863,350 16.07    to    49.68      70,183,281    0.85% to 1.25%     0.00%    -8.20% to   -7.83%
AST Capital Appreciation Portfolio Class 3
12/31/2015          5,191,860 30.59    to    31.98     164,692,088    0.85% to 1.20%     0.00%     7.17% to    7.54%
12/31/2014          5,579,110 28.54    to    29.73     164,692,088    0.85% to 1.20%     0.00%    13.58% to   13.98%
12/31/2013          5,623,576 25.13    to    26.09     146,217,010    0.85% to 1.20%     0.00%    33.87% to   34.34%
12/31/2012          5,587,235 18.77    to    19.42     108,360,397    0.85% to 1.20%     0.00%    22.11% to   22.54%
12/31/2011          6,638,165 15.37    to    15.85     105,117,546    0.85% to 1.20%     0.00%   -19.45% to   -8.06%
AST Government and Quality Bond Portfolio Class 1
12/31/2015          1,743,658 17.78    to    22.25      32,250,291    0.85% to 1.25%     1.47%    -0.71% to   -0.31%
12/31/2014          2,042,628 17.83    to    22.41      37,867,284    0.85% to 1.25%     1.83%     3.86% to    4.27%
12/31/2013          2,329,933 17.10    to    21.58      41,570,606    0.85% to 1.25%     2.33%    -3.30% to   -2.92%
12/31/2012          2,746,868 17.62    to    22.32      50,495,823    0.85% to 1.25%     2.24%     2.50% to    2.91%
12/31/2011          3,152,043 17.12    to    21.77      56,385,005    0.85% to 1.25%     3.05%     5.76% to    6.18%
AST Government and Quality Bond Portfolio
  Class 3
12/31/2015         11,018,411 16.64    to    17.35     189,034,016    0.85% to 1.20%     1.31%    -0.91% to   -0.56%
12/31/2014         11,143,087 16.79    to    17.45     189,034,016    0.85% to 1.20%     1.37%     3.66% to    4.02%
12/31/2013         10,275,037 16.20    to    16.77     171,288,409    0.85% to 1.20%     2.24%    -3.50% to   -3.16%
12/31/2012          7,600,955 16.78    to    17.32     131,175,137    0.85% to 1.20%     2.11%     2.30% to    2.66%
12/31/2011          5,757,968 16.41    to    16.87      97,013,952    0.85% to 1.20%     2.93%     4.47% to    5.92%
AST Growth Portfolio Class 1
12/31/2015          1,177,357 18.84    to    50.47      25,829,644    0.85% to 1.25%     0.62%    -1.09% to   -0.70%
12/31/2014          1,359,826 18.97    to    51.03      29,961,587    0.85% to 1.25%     0.55%     6.11% to    6.54%
12/31/2013          1,560,885 17.81    to    48.09      32,037,012    0.85% to 1.25%     0.78%    33.50% to   34.03%
12/31/2012          1,901,754 13.29    to    36.02      29,001,264    0.85% to 1.25%     0.56%    12.55% to   13.00%
12/31/2011          2,361,780 11.76    to    32.00      31,593,436    0.85% to 1.25%     0.71%    -7.42% to   -7.05%
AST Growth Portfolio Class 3
12/31/2015            354,765 17.63    to    18.40       6,434,094    0.85% to 1.20%     0.36%    -1.29% to   -0.94%
12/31/2014            338,909 17.86    to    18.57       6,230,981    0.85% to 1.20%     0.32%     5.91% to    6.28%
12/31/2013            316,571 16.86    to    17.47       5,506,047    0.85% to 1.20%     0.54%    33.24% to   33.70%
12/31/2012            311,488 12.66    to    13.07       4,064,970    0.85% to 1.20%     0.29%    12.33% to   12.72%
12/31/2011            341,477 11.27    to    11.60       3,958,202    0.85% to 1.20%     0.46%   -14.08% to   -7.28%
AST Natural Resources Portfolio Class 3
12/31/2015            722,867  6.35    to     6.54       4,695,512    0.85% to 1.20%     1.27%   -22.53% to  -22.25%
12/31/2014            620,083  8.20    to     8.42       4,695,512    0.85% to 1.20%     1.13%   -19.70% to  -19.42%
12/31/2013            556,766 10.21    to    10.44       5,802,117    0.85% to 1.20%     0.69%     4.28% to    4.64%
12/31/2012            588,743  9.79    to     9.98       5,868,674    0.85% to 1.20%     0.81%     2.03% to    2.39%
12/31/2011            654,820  9.60    to     9.75       6,378,281    0.85% to 1.20%     0.42%   -27.10% to  -21.14%
Franklin Income Securities Fund
12/31/2015          2,899,949 12.73    to    13.02      37,457,361    0.85% to 1.20%     4.69%    -8.16% to   -7.84%
12/31/2014          2,725,829 13.86    to    14.13      38,291,574    0.85% to 1.20%     4.98%     3.37% to    3.73%
12/31/2013          2,469,399 13.41    to    13.62      33,527,085    0.85% to 1.20%     5.78%    12.59% to   12.98%
12/31/2012          1,823,182 11.91    to    12.05      21,937,148    0.85% to 1.20%     6.45%    11.31% to   11.70%
12/31/2011          1,407,331 10.70    to    10.79      15,179,584    0.85% to 1.20%     5.53%    -5.54% to    1.52%
Franklin Mutual Global Discovery VIP Fund
12/31/2015             68,433  8.97    to     8.99         614,283    0.95% to 1.20%     0.00%   -10.29% to  -10.15%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                  At December 31                             For the year ended December 31
                   -------------------------------------------------- ---------------------------------------------
                                                                      Expense Ratio   Investment    Total Return
                                 Unit Value                Net          Lowest to       Income       Lowest to
Year                 Units    Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   Highest /(3)/
-----------------  ---------- ---------------------- ---------------- --------------- ---------- ------------------
Franklin Rising Dividends VIP Fund/(6)/
12/31/2015             85,739  9.45    to     9.47         810,812    0.95% to 1.20%     0.00%    -5.48% to   -5.33%
Franklin Strategic Income VIP Fund/(6)/
12/31/2015             14,178  9.36    to     9.37         132,780    0.95% to 1.20%     0.00%    -6.41% to   -6.26%
Franklin Templeton VIP Founding Funds Allocations Fund/(6)/
12/31/2015          1,768,040 11.94    to    12.21      21,460,582    0.85% to 1.20%     2.89%    -7.33% to   -7.01%
12/31/2014          1,468,341 12.88    to    13.13      19,201,575    0.85% to 1.20%     2.78%     1.62% to    1.98%
12/31/2013          1,344,874 12.68    to    12.88      17,293,792    0.85% to 1.20%    13.74%    22.30% to   22.73%
12/31/2012          2,416,953 10.36    to    10.49      25,355,257    0.85% to 1.20%     2.76%    13.95% to   14.35%
12/31/2011          2,561,875  9.09    to     9.18      23,506,395    0.85% to 1.20%     0.02%   -10.47% to   -2.38%
Invesco V.I. American Value Fund/(6)/
12/31/2015             17,092  8.63    to     8.64         147,479    0.95% to 1.20%     0.00%   -13.74% to  -13.60%
Invesco V.I. Equity and Income Fund/(6)/
12/31/2015             74,887  9.46    to     9.48         709,224    0.95% to 1.20%     0.00%    -5.36% to   -5.21%
Invesco VI American Franchise Fund Series II
12/31/2015            320,128 17.70    to    18.36       5,836,074    0.85% to 1.20%     0.00%     3.50% to    3.86%
12/31/2014            342,917 17.10    to    17.68       6,029,034    0.85% to 1.20%     0.00%     6.88% to    7.25%
12/31/2013            359,106 16.00    to    16.48       5,899,166    0.85% to 1.20%     0.24%    38.13% to   38.62%
12/31/2012            440,812 11.58    to    11.89       5,229,170    0.85% to 1.20%     0.00%    12.04% to   12.44%
12/31/2011            547,888 10.34    to    10.58       5,785,568    0.85% to 1.20%     0.00%   -14.09% to   -7.18%
Invesco VI Comstock Fund Series II
12/31/2015         13,030,090 19.61    to    20.40     263,897,241    0.85% to 1.20%     1.68%    -7.31% to   -6.99%
12/31/2014         13,432,283 21.16    to    21.93     293,008,032    0.85% to 1.20%     1.10%     7.80% to    8.18%
12/31/2013         14,031,194 19.63    to    20.27     283,507,573    0.85% to 1.20%     1.44%    34.04% to   34.51%
12/31/2012         15,243,068 14.64    to    15.07     229,271,523    0.85% to 1.20%     1.49%    17.50% to   17.92%
12/31/2011         16,891,729 12.46    to    12.78     215,633,423    0.85% to 1.20%     1.36%   -11.15% to   -2.94%
Invesco VI Growth and Income Fund Series II
12/31/2015         12,088,924 21.86    to    22.78     273,382,712    0.85% to 1.20%     2.60%    -4.47% to   -4.13%
12/31/2014         12,674,952 22.88    to    23.77     299,533,287    0.85% to 1.20%     1.50%     8.65% to    9.03%
12/31/2013         13,347,023 21.06    to    21.80     289,855,640    0.85% to 1.20%     1.27%    32.18% to   32.64%
12/31/2012         14,724,855 15.93    to    16.43     241,423,280    0.85% to 1.20%     1.30%    12.98% to   13.38%
12/31/2011         15,734,906 14.10    to    14.49     227,760,765    0.85% to 1.20%     1.00%   -10.74% to   -3.09%
Lord Abbett Developing Growth/(6)/
12/31/2015              3,026  8.63    to     8.64          26,139    0.95% to 1.20%     0.00%   -13.69% to  -13.55%
Lord Abbett Growth and Income Portfolio Class VC
12/31/2015          5,236,341 17.37    to    18.05      94,200,517    0.85% to 1.20%     1.17%    -4.02% to   -3.69%
12/31/2014          5,879,894 18.10    to    18.74     109,905,278    0.85% to 1.20%     0.66%     6.37% to    6.74%
12/31/2013          6,909,891 17.01    to    17.56     121,091,260    0.85% to 1.20%     0.54%    34.28% to   34.75%
12/31/2012          8,734,130 12.67    to    13.03     113,650,846    0.85% to 1.20%     0.92%    10.75% to   11.14%
12/31/2011         10,291,928 11.44    to    11.73     120,543,506    0.85% to 1.20%     0.68%   -12.93% to   -6.88%
Lord Abbett Mid Cap Stock Portfolio Class VC
12/31/2015          2,957,952 20.68    to    21.46      63,272,974    0.85% to 1.20%     0.57%    -4.93% to   -4.60%
12/31/2014          3,251,181 21.75    to    22.50      72,949,971    0.85% to 1.20%     0.42%    10.20% to   10.58%
12/31/2013          3,839,341 19.74    to    20.35      77,949,580    0.85% to 1.20%     0.41%    28.77% to   29.22%
12/31/2012          4,517,908 15.33    to    15.75      71,012,534    0.85% to 1.20%     0.62%    13.18% to   13.57%
12/31/2011          5,575,464 13.54    to    13.86      77,188,094    0.85% to 1.20%     0.19%   -13.37% to   -4.82%
Lord Abbett Series Fund Bond Debenture/(6)/
12/31/2015             28,967  9.40    to     9.41         272,434    0.95% to 1.20%     8.00%    -6.02% to   -5.87%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                  At December 31                           For the year ended December 31
                   ------------------------------------------------- --------------------------------------------
                                                                     Expense Ratio   Investment   Total Return
                                Unit Value                Net          Lowest to       Income       Lowest to
Year                 Units   Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   Highest /(3)/
-----------------  --------- ---------------------- ---------------- --------------- ---------- -----------------
Lord Abbett Total Return/(6)/
12/31/2015            26,416  9.76    to     9.77         257,926    0.95% to 1.20%     5.52%    -2.42% to  -2.26%
SAST Aggressive Growth Portfolio Class 1
12/31/2015           257,772 13.06    to    20.84       4,624,737    0.85% to 1.25%     0.00%    -2.41% to  -2.02%
12/31/2014           283,118 13.33    to    21.36       5,186,532    0.85% to 1.25%     0.00%    -0.70% to  -0.30%
12/31/2013           311,507 13.37    to    21.51       5,743,097    0.85% to 1.25%     0.00%    41.17% to  41.73%
12/31/2012           344,383  9.44    to    15.24       4,470,559    0.85% to 1.25%     0.00%    14.77% to  15.24%
12/31/2011           381,288  8.19    to    13.28       4,336,866    0.85% to 1.25%     0.00%    -3.20% to  -2.81%
SAST Aggressive Growth Portfolio Class 3
12/31/2015            98,917 12.34    to    12.75       1,245,899    0.85% to 1.20%     0.00%    -2.61% to  -2.27%
12/31/2014            92,022 12.67    to    13.04       1,188,663    0.85% to 1.20%     0.00%    -0.90% to  -0.55%
12/31/2013            77,390 12.78    to    13.12       1,011,200    0.85% to 1.20%     0.00%    40.89% to  41.38%
12/31/2012            91,044  9.07    to     9.28         843,319    0.85% to 1.20%     0.00%    14.55% to  14.95%
12/31/2011            47,837  7.92    to     8.07         385,850    0.85% to 1.20%     0.00%   -12.26% to  -3.05%
SAST Alliance Growth Portfolio Class 1
12/31/2015           536,456 15.95    to    63.54      23,923,849    0.85% to 1.25%     0.13%     9.88% to  10.32%
12/31/2014           580,540 14.46    to    57.82      23,923,849    0.85% to 1.25%     0.13%    12.75% to  13.20%
12/31/2013           677,079 12.77    to    51.29      24,138,772    0.85% to 1.25%     0.27%    35.74% to  36.28%
12/31/2012           824,707  9.37    to    37.78      21,220,450    0.85% to 1.25%     0.48%    15.15% to  15.61%
12/31/2011           927,957  8.11    to    32.81      20,614,056    0.85% to 1.25%     0.48%    -3.51% to  -3.13%
SAST Alliance Growth Portfolio Class 3
12/31/2015           736,479 14.91    to    15.56      11,392,759    0.85% to 1.20%     0.00%     9.66% to  10.04%
12/31/2014           775,228 13.60    to    14.14      11,392,759    0.85% to 1.20%     0.00%    12.52% to  12.92%
12/31/2013           846,146 12.08    to    12.53      10,575,523    0.85% to 1.20%     0.02%    35.47% to  35.94%
12/31/2012           968,519  8.92    to     9.21       8,915,079    0.85% to 1.20%     0.22%    14.92% to  15.32%
12/31/2011         1,143,404  7.76    to     7.99       9,130,254    0.85% to 1.20%     0.21%   -10.19% to  -3.37%
SAST Balanced Portfolio Class 1
12/31/2015           846,633 15.09    to    24.99      17,505,975    0.85% to 1.25%     1.72%    -1.21% to  -0.82%
12/31/2014           888,903 15.22    to    25.30      18,873,849    0.85% to 1.25%     1.41%    10.06% to  10.50%
12/31/2013           992,388 11.90    to    22.99      19,305,044    0.85% to 1.25%     1.46%    18.00% to  18.47%
12/31/2012         1,080,304 11.62    to    19.48      18,001,149    0.85% to 1.25%     1.38%    11.72% to  12.17%
12/31/2011         1,107,883 10.36    to    17.44      16,862,084    0.85% to 1.25%     1.77%     1.00% to   1.41%
SAST Balanced Portfolio Class 3
12/31/2015         1,585,475 14.04    to    14.74      23,008,649    0.85% to 1.20%     1.67%    -1.41% to  -1.06%
12/31/2014         1,361,038 14.25    to    14.90      20,070,863    0.85% to 1.20%     1.24%     9.84% to  10.22%
12/31/2013         1,167,238 12.97    to    13.51      15,671,824    0.85% to 1.20%     1.61%    17.76% to  18.17%
12/31/2012           546,519 11.01    to    11.44       6,208,355    0.85% to 1.20%     1.24%    11.50% to  11.89%
12/31/2011           398,661  9.88    to    10.22       4,064,697    0.85% to 1.20%     1.57%    -4.37% to   1.16%
SAST Blue Chip Growth Portfolio Class 1
12/31/2015           119,655  9.64    to    10.01       1,193,989    0.85% to 1.10%     0.41%     3.24% to   3.50%
12/31/2014           144,142  9.34    to     9.67       1,193,989    0.85% to 1.10%     0.35%    10.70% to  10.97%
12/31/2013           180,788  8.44    to     8.71       1,567,805    0.85% to 1.10%     0.36%    32.50% to  32.83%
12/31/2012           168,629  6.37    to     6.56       1,104,932    0.85% to 1.10%     0.00%    10.35% to  10.63%
12/31/2011           174,245  5.77    to     5.93       1,032,130    0.85% to 1.10%     0.22%    -6.62% to  -6.39%
SAST Blue Chip Growth Portfolio Class 3
12/31/2015         1,694,503  9.31    to     9.77      16,105,926    0.85% to 1.20%     0.18%     2.88% to   3.24%
12/31/2014         1,134,077  9.05    to     9.46      16,105,926    0.85% to 1.20%     0.30%    10.31% to  10.69%
12/31/2013           374,908  8.20    to     8.55       3,167,173    0.85% to 1.20%     0.13%    32.04% to  32.50%
12/31/2012           356,702  6.21    to     6.45       2,289,960    0.85% to 1.20%     0.00%     9.97% to  10.36%
12/31/2011           304,672  5.65    to     5.85       1,777,763    0.85% to 1.20%     0.01%   -12.42% to  -6.62%
SAST Capital Growth Portfolio Class 1
12/31/2015            65,769 12.12    to    12.58         824,240    0.85% to 1.10%     0.07%     4.42% to   4.68%
12/31/2014            73,470 11.61    to    12.02         824,240    0.85% to 1.10%     0.07%     7.40% to   7.67%
12/31/2013            80,743 10.81    to    11.16         898,784    0.85% to 1.10%     0.77%    27.84% to  28.16%
12/31/2012            96,643  8.46    to     8.71         839,239    0.85% to 1.10%     0.39%    12.68% to  12.96%
12/31/2011           148,001  7.50    to     7.71       1,138,262    0.85% to 1.10%     0.00%    -2.39% to  -2.15%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                  At December 31                           For the year ended December 31
                   ------------------------------------------------- --------------------------------------------
                                                                     Expense Ratio   Investment   Total Return
                                Unit Value                Net          Lowest to       Income       Lowest to
Year                 Units   Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   Highest /(3)/
-----------------  --------- ---------------------- ---------------- --------------- ---------- -----------------
SAST Capital Growth Portfolio Class 3
12/31/2015           484,355 11.78    to    12.28       5,857,101    0.85% to 1.20%     0.00%     4.06% to   4.42%
12/31/2014           354,790 11.32    to    11.76       5,857,101    0.85% to 1.20%     0.00%     7.03% to   7.40%
12/31/2013           350,994 10.58    to    10.95       3,823,323    0.85% to 1.20%     0.57%    27.40% to  27.84%
12/31/2012           380,722  8.30    to     8.56       3,252,911    0.85% to 1.20%     0.16%    12.28% to  12.68%
12/31/2011           409,439  7.39    to     7.60       3,109,242    0.85% to 1.20%     0.00%    -9.14% to  -2.39%
SAST Cash Management Portfolio Class 1
12/31/2015           750,288 11.13    to    12.75       8,624,153    0.85% to 1.25%     0.00%    -1.45% to  -1.05%
12/31/2014           971,741 11.25    to    12.94       8,624,153    0.85% to 1.25%     0.00%    -1.52% to  -1.12%
12/31/2013         1,191,053 11.37    to    13.14      13,948,521    0.85% to 1.25%     0.00%    -1.50% to  -1.11%
12/31/2012         1,246,117 11.50    to    13.34      14,863,988    0.85% to 1.25%     0.00%    -1.48% to  -1.09%
12/31/2011         1,583,571 11.63    to    13.54      19,038,886    0.85% to 1.25%     0.00%    -1.51% to  -1.12%
SAST Cash Management Portfolio Class 3
12/31/2015           845,393 10.38    to    10.86       9,097,130    0.85% to 1.20%     0.00%    -1.65% to  -1.30%
12/31/2014           968,997 10.55    to    11.01       9,097,130    0.85% to 1.20%     0.00%    -1.72% to  -1.37%
12/31/2013         1,042,965 10.74    to    11.16      11,594,279    0.85% to 1.20%     0.00%    -1.70% to  -1.35%
12/31/2012           883,419 10.92    to    11.31       9,986,971    0.85% to 1.20%     0.00%    -1.68% to  -1.33%
12/31/2011         1,171,718 11.11    to    11.46      13,425,444    0.85% to 1.20%     0.00%    -1.37% to  -1.06%
SAST Corporate Bond Portfolio Class 1
12/31/2015         1,735,202 24.30    to    29.12      42,531,709    0.85% to 1.25%     4.10%    -2.45% to  -2.06%
12/31/2014         1,980,638 24.81    to    29.85      42,531,709    0.85% to 1.25%     3.59%     4.49% to   4.91%
12/31/2013         2,287,439 23.65    to    28.57      54,649,711    0.85% to 1.25%     4.09%     0.14% to   0.54%
12/31/2012         2,673,869 23.52    to    28.53      63,519,961    0.85% to 1.25%     5.13%    10.03% to  10.47%
12/31/2011         3,163,389 21.29    to    25.93      68,020,756    0.85% to 1.25%     6.21%     5.09% to   5.51%
SAST Corporate Bond Portfolio Class 3
12/31/2015         8,839,925 22.74    to    23.71     208,071,209    0.85% to 1.20%     3.69%    -2.64% to  -2.30%
12/31/2014         9,150,213 23.36    to    24.27     208,071,209    0.85% to 1.20%     3.70%     4.28% to   4.65%
12/31/2013         8,957,279 22.40    to    23.19     207,084,383    0.85% to 1.20%     4.15%    -0.06% to   0.29%
12/31/2012         8,040,815 22.41    to    23.13     185,674,312    0.85% to 1.20%     5.11%     9.81% to  10.20%
12/31/2011         8,239,617 20.41    to    20.99     172,812,534    0.85% to 1.20%     5.97%     1.50% to   5.25%
SAST Davis Venture Value Portfolio Class 1
12/31/2015         1,848,160 22.12    to    54.39      45,910,879    0.85% to 1.25%     0.50%     0.05% to   0.45%
12/31/2014         2,158,590 22.02    to    54.36      53,314,861    0.85% to 1.25%     0.61%     5.41% to   5.84%
12/31/2013         2,521,058 20.81    to    51.57      58,859,770    0.85% to 1.25%     1.17%    32.02% to  32.55%
12/31/2012         3,018,562 15.70    to    39.06      53,006,278    0.85% to 1.25%     0.77%    11.31% to  11.76%
12/31/2011         3,661,616 14.05    to    35.09      57,459,907    0.85% to 1.25%     1.25%    -5.42% to  -5.04%
SAST Davis Venture Value Portfolio Class 3
12/31/2015         4,891,279 20.67    to    21.59     104,710,596    0.85% to 1.20%     0.24%    -0.15% to   0.20%
12/31/2014         5,129,532 20.70    to    21.54     109,817,430    0.85% to 1.20%     0.38%     5.20% to   5.57%
12/31/2013         5,068,041 19.68    to    20.41     103,053,887    0.85% to 1.20%     0.94%    31.76% to  32.22%
12/31/2012         5,470,444 14.93    to    15.43      84,303,320    0.85% to 1.20%     0.55%    11.09% to  11.48%
12/31/2011         5,871,997 13.44    to    13.84      81,238,583    0.85% to 1.20%     1.07%   -11.67% to  -5.28%
SAST Dogs of Wall Street Portfolio Class 1
12/31/2015           169,379 23.84    to    28.70       4,414,534    0.85% to 1.25%     1.87%     0.80% to   1.20%
12/31/2014           189,443 23.65    to    28.36       4,855,018    0.85% to 1.25%     1.40%     9.38% to   9.82%
12/31/2013           208,059 21.62    to    25.83       4,867,238    0.85% to 1.25%     1.49%    34.92% to  35.46%
12/31/2012           230,944 16.02    to    19.06       3,995,110    0.85% to 1.25%     2.01%    12.41% to  12.86%
12/31/2011           247,452 14.26    to    16.89       3,758,211    0.85% to 1.25%     2.31%    11.28% to  11.73%
SAST Dogs of Wall Street Portfolio Class 3
12/31/2015         1,278,100 26.89    to    28.02      35,309,232    0.85% to 1.20%     1.82%     0.60% to   0.95%
12/31/2014         1,202,212 26.73    to    27.76      33,004,462    0.85% to 1.20%     1.46%     9.16% to   9.54%
12/31/2013           860,898 24.49    to    25.34      21,663,776    0.85% to 1.20%     1.65%    34.65% to  35.12%
12/31/2012           228,482 18.19    to    18.75       4,266,221    0.85% to 1.20%     2.20%    12.18% to  12.58%
12/31/2011           103,475 16.21    to    16.66       1,722,968    0.85% to 1.20%     2.23%     2.41% to  11.45%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                        At December 31                               For the year ended December 31
                     -------------------------------------------------------  ---------------------------------------------
                                                                              Expense Ratio   Investment    Total Return
                                       Unit Value                  Net          Lowest to       Income       Lowest to
Year                      Units      Lowest to Highest ($)   Assets ($) /(4)/  Highest /(1)   Ratio/(2)/   Highest /(3)/
----------------     --------------- ----------------------  ---------------- --------------- ---------- ------------------
SAST Dynamic Allocation Portfolio Class 3/(5)/
12/31/2015           127,410,161     11.80     to    11.97    1,515,014,316   0.85% to 1.20%     1.14%    -6.29% to   -5.96%
12/31/2014            77,804,052     12.59     to    12.73      984,908,515   0.85% to 1.20%     0.65%     3.08% to    3.44%
12/31/2013            27,326,998     12.21     to    12.30      334,890,050   0.85% to 1.20%     0.00%    15.74% to   16.03%
12/31/2012             6,737,476     10.55     to    10.60       71,191,459   0.85% to 1.20%     1.86%     0.96% to    5.48%
SAST Emerging Markets Portfolio Class 1
12/31/2015               222,504     15.42     to    19.55        3,814,629   0.85% to 1.25%     1.80%   -15.34% to  -15.00%
12/31/2014               234,663     18.22     to    23.01        4,695,540   0.85% to 1.25%     1.24%    -7.06% to   -6.68%
12/31/2013               266,765     19.60     to    24.65        5,720,283   0.85% to 1.25%     0.54%    -4.59% to   -4.20%
12/31/2012               326,734     20.54     to    25.74        7,308,584   0.85% to 1.25%     0.55%    17.27% to   17.74%
12/31/2011               404,082     17.52     to    21.86        7,759,890   0.85% to 1.25%     0.54%   -27.00% to  -26.71%
SAST Emerging Markets Portfolio Class 3
12/31/2015               912,460     18.33     to    19.08       17,170,441   0.85% to 1.20%     1.65%   -15.51% to  -15.22%
12/31/2014               762,533     21.70     to    22.50       16,978,736   0.85% to 1.20%     1.12%    -7.24% to   -6.92%
12/31/2013               592,266     23.39     to    24.18       14,235,894   0.85% to 1.20%     0.34%    -4.78% to   -4.44%
12/31/2012               444,823     24.56     to    25.30       11,230,301   0.85% to 1.20%     0.33%    17.04% to   17.45%
12/31/2011               432,992     20.99     to    21.54        9,319,379   0.85% to 1.20%     0.40%   -30.13% to  -26.90%
SAST Equity Index Portfolio Class 1
12/31/2015               615,692                     15.67        9,649,431            1.25%     1.10%                -0.29%
12/31/2014               687,292                     15.71        9,649,431            1.25%     1.03%                11.68%
12/31/2013               784,852                     14.07       11,042,792            1.25%     0.32%                29.78%
12/31/2012               870,415                     10.84        9,436,816            1.25%     0.18%                13.61%
12/31/2011             1,008,160                      9.54        9,620,430            1.25%     1.51%                 0.30%
SAST Equity Opportunities Portfolio Class 1
12/31/2015               373,375     20.63     to    31.59        8,222,369   0.85% to 1.25%     0.55%     1.72% to    2.13%
12/31/2014               447,283     20.20     to    31.05        9,617,649   0.85% to 1.25%     0.39%     9.07% to    9.51%
12/31/2013               504,960     18.45     to    28.47        9,928,834   0.85% to 1.25%     0.56%    29.59% to   30.11%
12/31/2012               589,676     14.18     to    21.97        8,904,578   0.85% to 1.25%     0.93%    15.40% to   15.86%
12/31/2011               679,123     12.24     to    19.04        8,917,611   0.85% to 1.25%     0.56%    -1.35% to   -0.95%
SAST Equity Opportunities Portfolio Class 3
12/31/2015             1,699,118     19.34     to    20.14       33,686,709   0.85% to 1.20%     0.39%     1.52% to    1.87%
12/31/2014             1,601,764     19.05     to    19.77       31,276,333   0.85% to 1.20%     0.23%     8.85% to    9.23%
12/31/2013             1,062,376     17.50     to    18.10       19,077,053   0.85% to 1.20%     0.44%    29.34% to   29.79%
12/31/2012               188,018     13.53     to    13.94        2,607,598   0.85% to 1.20%     0.86%    15.17% to   15.57%
12/31/2011                90,495     11.75     to    12.06        1,089,923   0.85% to 1.20%     0.29%    -6.08% to   -1.20%
SAST Foreign Value Portfolio Class 3
12/31/2015             9,634,043     10.40     to    10.69      102,146,198   0.85% to 1.20%     2.02%    -6.02% to   -5.69%
12/31/2014             9,549,029     11.06     to    11.33      102,146,198   0.85% to 1.20%     1.98%    -8.08% to   -7.76%
12/31/2013             8,637,557     12.03     to    12.29      105,700,199   0.85% to 1.20%     1.69%    21.61% to   22.04%
12/31/2012             8,922,679      9.89     to    10.07       89,644,234   0.85% to 1.20%     1.98%    17.87% to   18.28%
12/31/2011             7,616,670      8.39     to     8.51       64,786,340   0.85% to 1.20%     1.48%   -22.25% to  -12.60%
SAST Fundamental Growth Portfolio Class 1
12/31/2015               508,017     11.41     to    28.83        9,081,037   0.85% to 1.25%     0.00%     0.27% to    0.67%
12/31/2014               607,069     11.34     to    28.76       10,486,347   0.85% to 1.25%     0.00%     6.26% to    6.68%
12/31/2013               739,678     10.63     to    27.06       11,816,168   0.85% to 1.25%     0.00%    35.36% to   35.90%
12/31/2012               849,991      7.82     to    19.99       10,003,055   0.85% to 1.25%     0.00%    14.71% to   15.18%
12/31/2011               979,576      6.79     to    17.43        9,920,792   0.85% to 1.25%     0.00%    -6.65% to   -6.28%
SAST Fundamental Growth Portfolio Class 3
12/31/2015               342,915     10.63     to    11.14        3,795,150   0.85% to 1.20%     0.00%     0.07% to    0.42%
12/31/2014               352,918     10.62     to    11.10        3,895,605   0.85% to 1.20%     0.00%     6.04% to    6.41%
12/31/2013               366,785     10.02     to    10.43        3,814,180   0.85% to 1.20%     0.00%    35.09% to   35.57%
12/31/2012               433,219      7.42     to     7.69        3,328,370   0.85% to 1.20%     0.00%    14.49% to   14.89%
12/31/2011               422,765      6.48     to     6.70        2,829,282   0.85% to 1.20%     0.00%   -14.02% to   -6.51%
SAST Global Bond Portfolio Class 1
12/31/2015               523,374     17.13     to    22.67        9,314,790   0.85% to 1.25%     0.00%    -4.08% to   -3.69%
12/31/2014               571,079     17.79     to    23.63        9,314,790   0.85% to 1.25%     0.00%    -1.58% to   -1.18%
12/31/2013               627,824     18.00     to    24.01       11,831,585   0.85% to 1.25%     1.10%    -4.74% to   -4.36%
12/31/2012               690,720     18.83     to    25.21       13,646,635   0.85% to 1.25%     8.26%     2.59% to    3.00%
12/31/2011               786,317     18.28     to    24.57       15,102,584   0.85% to 1.25%     2.27%     4.44% to    4.86%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                            At December 31                           For the year ended December 31
            ------------------------------------------------  ---------------------------------------------
                                                              Expense Ratio   Investment    Total Return
                            Unit Value             Net          Lowest to       Income       Lowest to
Year          Units   Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   Highest /(3)/
----------- --------- ---------------------  ---------------- --------------- ---------- ------------------
SAST Global Bond Portfolio Class 3
12/31/2015  3,122,743 16.03    to    16.72      51,615,019    0.85% to 1.20%     0.00%    -4.27% to   -3.93%
12/31/2014  2,936,775 16.75    to    17.41      51,615,019    0.85% to 1.20%     0.00%    -1.77% to   -1.43%
12/31/2013  2,380,180 17.05    to    17.66      41,823,434    0.85% to 1.20%     0.99%    -4.93% to   -4.60%
12/31/2012  1,648,857 17.94    to    18.51      30,449,558    0.85% to 1.20%     8.73%     2.39% to    2.75%
12/31/2011  1,469,111 17.52    to    18.02      26,445,146    0.85% to 1.20%     2.01%     0.95% to    4.59%
SAST Global Equities Portfolio Class 1
12/31/2015    264,072 12.84    to    27.98       4,804,026    0.85% to 1.25%     1.51%    -2.45% to   -2.06%
12/31/2014    286,740 13.11    to    28.68       4,804,026    0.85% to 1.25%     1.41%     2.90% to    3.31%
12/31/2013    291,709 12.69    to    27.88       5,542,705    0.85% to 1.25%     0.55%    24.63% to   25.13%
12/31/2012    329,678 10.14    to    22.37       4,979,560    0.85% to 1.25%     0.74%    15.43% to   15.90%
12/31/2011    375,753  8.75    to    19.38       4,878,592    0.85% to 1.25%     0.93%   -11.50% to  -11.14%
SAST Global Equities Portfolio Class 3
12/31/2015    335,358 12.07    to    12.54       4,139,867    0.85% to 1.20%     1.19%    -2.65% to   -2.31%
12/31/2014    288,058 12.40    to    12.83       4,139,867    0.85% to 1.20%     1.52%     2.69% to    3.05%
12/31/2013    190,344 12.08    to    12.45       2,356,088    0.85% to 1.20%     0.34%    24.38% to   24.82%
12/31/2012    143,059  9.71    to     9.98       1,425,830    0.85% to 1.20%     0.54%    15.20% to   15.61%
12/31/2011    133,917  8.43    to     8.63       1,155,601    0.85% to 1.20%     0.76%   -18.94% to  -11.37%
SAST Growth Opportunities Portfolio Class 1
12/31/2015    177,191  9.81    to    10.01       1,740,276    0.85% to 1.10%     0.00%    -1.75% to   -1.50%
12/31/2014    194,077  9.96    to    10.19       1,740,276    0.85% to 1.10%     0.00%     2.59% to    2.85%
12/31/2013    209,513  9.69    to     9.94       2,031,411    0.85% to 1.10%     0.00%    36.28% to   36.62%
12/31/2012    230,611  7.09    to     7.29       1,638,011    0.85% to 1.10%     0.00%    16.28% to   16.57%
12/31/2011    254,477  6.08    to     6.27       1,550,205    0.85% to 1.10%     0.00%    -3.43% to   -3.19%
SAST Growth Opportunities Portfolio Class 3
12/31/2015  2,000,930  9.58    to     9.73      19,189,866    0.85% to 1.20%     0.00%    -2.09% to   -1.75%
12/31/2014  2,105,569  9.75    to     9.93      19,189,866    0.85% to 1.20%     0.00%     2.24% to    2.59%
12/31/2013  2,399,975  9.50    to     9.72      22,855,474    0.85% to 1.20%     0.00%    35.81% to   36.29%
12/31/2012  3,597,842  6.97    to     7.16      25,118,001    0.85% to 1.20%     0.00%    15.87% to   16.28%
12/31/2011  3,300,537  5.99    to     6.18      19,802,800    0.85% to 1.20%     0.00%   -14.75% to   -3.44%
SAST Growth-Income Portfolio Class 1
12/31/2015    574,980 15.79    to    47.49      17,783,318    0.85% to 1.25%     1.86%    -3.39% to   -3.00%
12/31/2014    651,277 16.27    to    49.15      17,783,318    0.85% to 1.25%     1.73%    12.69% to   13.14%
12/31/2013    725,653 14.38    to    43.62      20,492,451    0.85% to 1.25%     1.51%    30.12% to   30.64%
12/31/2012    844,162 11.01    to    33.52      18,078,049    0.85% to 1.25%     1.73%    12.33% to   12.78%
12/31/2011    934,705  9.76    to    29.84      17,904,980    0.85% to 1.25%     0.92%     6.99% to    7.42%
SAST Growth-Income Portfolio Class 3
12/31/2015  5,078,695 14.71    to    15.40      76,951,606    0.85% to 1.20%     1.60%    -3.59% to   -3.25%
12/31/2014  4,581,639 15.26    to    15.92      76,951,606    0.85% to 1.20%     1.96%    12.47% to   12.86%
12/31/2013  3,485,732 13.57    to    14.11      48,750,303    0.85% to 1.20%     1.61%    29.86% to   30.31%
12/31/2012  1,284,853 10.45    to    10.83      13,810,841    0.85% to 1.20%     1.79%    12.10% to   12.50%
12/31/2011    694,256  9.32    to     9.62       6,662,058    0.85% to 1.20%     0.78%    -2.42% to    7.15%
SAST High-Yield Bond Portfolio Class 1
12/31/2015    446,235 19.83    to    27.36       9,347,474    0.85% to 1.25%     5.78%    -5.48% to   -5.10%
12/31/2014    511,888 20.89    to    28.95       9,347,474    0.85% to 1.25%     4.81%    -0.41% to   -0.01%
12/31/2013    592,138 20.90    to    29.07      13,109,667    0.85% to 1.25%     5.17%     6.57% to    6.99%
12/31/2012    675,430 19.97    to    27.28      13,972,376    0.85% to 1.25%     6.25%    15.53% to   16.20%
12/31/2011    766,664 17.19    to    23.61      13,645,893    0.85% to 1.25%     8.16%     2.98% to    3.19%
SAST High-Yield Bond Portfolio Class 3
12/31/2015  2,396,394 18.58    to    19.35      45,971,953    0.85% to 1.20%     5.28%    -5.67% to   -5.34%
12/31/2014  2,374,483 19.70    to    20.44      45,971,953    0.85% to 1.20%     5.34%    -0.60% to   -0.26%
12/31/2013  2,203,051 19.82    to    20.50      44,998,208    0.85% to 1.20%     5.28%     6.35% to    6.73%
12/31/2012  2,022,873 18.63    to    19.20      38,782,865    0.85% to 1.20%     6.18%    15.30% to   15.71%
12/31/2011  2,111,423 16.16    to    16.60      35,021,899    0.85% to 1.20%     8.04%    -2.85% to    3.14%
SAST International Diversified Equities Portfolio Class 1
12/31/2015    345,510  9.88    to    14.44       3,816,788    0.85% to 1.25%     2.10%    -0.98% to   -0.58%
12/31/2014    375,417  9.94    to    14.58       4,176,783    0.85% to 1.25%     1.60%    -9.59% to   -9.23%
12/31/2013    412,352 10.95    to    16.13       5,080,422    0.85% to 1.25%     2.72%    19.13% to   19.60%
12/31/2012    457,156 13.54    to    14.74       4,722,447    0.85% to 1.25%     0.96%    15.89% to   16.78%
12/31/2011    560,559 11.68    to    12.63       4,981,467    0.85% to 1.25%     2.06%   -15.67% to  -15.55%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                       At December 31                              For the year ended December 31
                      ---------------------------------------------------  ---------------------------------------------
                                                                           Expense Ratio   Investment    Total Return
                                       Unit Value               Net          Lowest to       Income       Lowest to
Year                     Units     Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   Highest /(3)/
--------------        ------------ ---------------------  ---------------- --------------- ---------- ------------------
SAST International Diversified Equities Portfolio Class 3
12/31/2015            1,855,654     9.26    to     9.64      17,664,975    0.85% to 1.20%     1.87%    -1.17% to   -0.83%
12/31/2014            1,725,399     9.37    to     9.72      16,617,369    0.85% to 1.20%     1.48%    -9.77% to   -9.46%
12/31/2013            1,311,581    10.38    to    10.74      13,989,832    0.85% to 1.20%     2.81%    18.89% to   19.30%
12/31/2012              646,203     8.73    to     9.00       5,800,527    0.85% to 1.20%     0.71%    15.66% to   16.06%
12/31/2011              599,697     7.55    to     7.75       4,648,045    0.85% to 1.20%     1.90%   -22.60% to  -15.54%
SAST International Growth and Income Portfolio Class 1
12/31/2015              512,868    12.69    to    15.56       6,856,591    0.85% to 1.25%     2.61%    -2.83% to   -2.44%
12/31/2014              561,863    13.00    to    16.02       7,705,549    0.85% to 1.25%     1.79%   -10.58% to  -10.22%
12/31/2013              623,651    14.48    to    17.91       9,560,940    0.85% to 1.25%     2.02%    20.52% to   21.00%
12/31/2012              715,994    11.97    to    14.86       9,104,704    0.85% to 1.25%     2.33%    19.78% to   20.26%
12/31/2011              820,755     9.95    to    12.41       8,694,008    0.85% to 1.25%     2.88%   -14.86% to  -14.52%
SAST International Growth and Income Portfolio Class 3
12/31/2015            1,319,895    11.89    to    12.38      16,299,695    0.85% to 1.20%     2.34%    -3.02% to   -2.68%
12/31/2014            1,463,561    12.26    to    12.72      18,589,039    0.85% to 1.20%     1.38%   -10.76% to  -10.44%
12/31/2013            1,750,539    13.74    to    14.21      24,846,281    0.85% to 1.20%     1.54%    20.28% to   20.70%
12/31/2012            2,932,641    11.42    to    11.77      34,497,411    0.85% to 1.20%     2.08%    19.54% to   19.96%
12/31/2011            3,349,655     9.55    to     9.81      32,850,575    0.85% to 1.20%     2.89%   -22.26% to  -14.74%
SAST Marsico Focused Growth Portfolio Class 3
12/31/2015            1,630,326    15.54    to    15.99      25,782,415    0.85% to 1.20%     0.00%    -1.18% to   -0.83%
12/31/2014            1,508,012    15.72    to    16.12      25,782,415    0.85% to 1.20%     0.00%     9.63% to   10.02%
12/31/2013            1,117,507    14.34    to    14.65      16,291,121    0.85% to 1.20%     0.01%    32.76% to   33.23%
12/31/2012              422,088    10.80    to    11.00       4,627,515    0.85% to 1.20%     0.11%     9.65% to   10.03%
12/31/2011              317,623     9.85    to     9.99       3,170,730    0.85% to 1.20%     0.11%    -9.03% to   -2.52%
SAST MFS Massachusetts Investors Trust Portfolio Class 1
12/31/2015              244,818    17.71    to    18.38       4,486,408    0.85% to 1.10%     0.90%    -0.88% to   -0.63%
12/31/2014              266,781    17.87    to    18.49       4,486,408    0.85% to 1.10%     0.80%     9.66% to    9.94%
12/31/2013              328,600    16.29    to    16.82       5,506,440    0.85% to 1.10%     0.65%    30.38% to   30.70%
12/31/2012              328,234    12.50    to    12.87       4,215,221    0.85% to 1.10%     0.74%    17.85% to   18.14%
12/31/2011              367,906    10.60    to    10.89       4,000,677    0.85% to 1.10%     0.68%    -2.98% to   -2.74%
SAST MFS Massachusetts Investors Trust Portfolio Class 3
12/31/2015            6,555,921    16.99    to    17.93     115,495,475    0.85% to 1.20%     0.63%    -1.22% to   -0.88%
12/31/2014            6,425,785    17.20    to    18.09     115,495,475    0.85% to 1.20%     0.71%     9.28% to    9.66%
12/31/2013            5,478,938    15.74    to    16.49      89,501,822    0.85% to 1.20%     0.45%    29.92% to   30.37%
12/31/2012            4,091,652    12.11    to    12.65      51,467,151    0.85% to 1.20%     0.60%    17.44% to   17.85%
12/31/2011            3,118,241    10.31    to    10.73      33,390,332    0.85% to 1.20%     0.49%   -10.26% to   -2.98%
SAST MFS Total Return Portfolio Class 1
12/31/2015            2,775,094    22.06    to    22.89      63,311,876    0.85% to 1.10%     2.39%    -1.55% to   -1.30%
12/31/2014            3,205,925    22.40    to    23.20      74,140,520    0.85% to 1.10%     2.04%     7.26% to    7.53%
12/31/2013            3,738,785    20.89    to    21.57      80,445,917    0.85% to 1.10%     2.29%    17.70% to   18.00%
12/31/2012            4,364,922    17.74    to    18.28      79,613,840    0.85% to 1.10%     2.67%    10.10% to   10.37%
12/31/2011            5,205,010    16.12    to    16.56      86,038,905    0.85% to 1.10%     2.58%     0.81% to    1.06%
SAST MFS Total Return Portfolio Class 3
12/31/2015            5,514,271    21.41    to    22.34     122,563,561    0.85% to 1.20%     2.17%    -1.89% to   -1.55%
12/31/2014            5,851,721    21.83    to    22.69     132,290,163    0.85% to 1.20%     1.88%     6.89% to    7.26%
12/31/2013            6,228,480    20.42    to    21.15     131,456,196    0.85% to 1.20%     2.20%    17.29% to   17.70%
12/31/2012            6,232,201    17.41    to    17.97     111,866,066    0.85% to 1.20%     2.48%     9.71% to   10.10%
12/31/2011            6,808,929    15.87    to    16.32     111,079,120    0.85% to 1.20%     2.36%    -4.82% to    0.81%
SAST Mid-Cap Growth Portfolio Class 1
12/31/2015              255,243    16.72    to    17.36       4,411,516    0.85% to 1.10%     0.00%     1.86% to    2.11%
12/31/2014              283,698    16.42    to    17.00       4,411,516    0.85% to 1.10%     0.00%    10.05% to   10.33%
12/31/2013              300,861    14.92    to    15.41       4,620,399    0.85% to 1.10%     0.00%    40.86% to   41.21%
12/31/2012              312,135    10.59    to    10.91       3,400,165    0.85% to 1.10%     0.00%    14.78% to   15.07%
12/31/2011              372,085     9.23    to     9.48       3,521,322    0.85% to 1.10%     0.00%    -6.96% to   -6.73%
SAST Mid-Cap Growth Portfolio Class 3
12/31/2015            1,557,074    16.25    to    16.94      26,002,680    0.85% to 1.20%     0.00%     1.50% to    1.86%
12/31/2014            1,607,238    16.01    to    16.63      26,002,680    0.85% to 1.20%     0.00%     9.67% to   10.05%
12/31/2013            1,638,245    14.60    to    15.11      24,526,233    0.85% to 1.20%     0.00%    40.37% to   40.86%
12/31/2012            1,675,831    10.40    to    10.73      17,854,707    0.85% to 1.20%     0.00%    14.38% to   14.79%
12/31/2011              845,004     9.09    to     9.35       7,862,931    0.85% to 1.20%     0.00%   -15.38% to   -6.96%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                At December 31                            For the year ended December 31
               -------------------------------------------------  ---------------------------------------------
                                                                  Expense Ratio   Investment    Total Return
                               Unit Value              Net          Lowest to       Income       Lowest to
Year             Units    Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/   Highest /(3)/
------------   ---------- ---------------------  ---------------- --------------- ---------- ------------------
SAST Real Estate Portfolio Class 1
12/31/2015       114,711  35.34    to    43.57       4,577,730    0.85% to 1.25%     1.77%     0.56% to    0.96%
12/31/2014       126,164  35.14    to    43.15       5,003,080    0.85% to 1.25%     1.35%    28.16% to   28.68%
12/31/2013       148,654  27.42    to    33.54       4,597,413    0.85% to 1.25%     1.15%    -3.30% to   -2.92%
12/31/2012       169,877  28.36    to    34.54       5,424,610    0.85% to 1.25%     1.08%    15.78% to   16.24%
12/31/2011       192,759  24.49    to    29.72       5,299,776    0.85% to 1.25%     0.94%     6.81% to    7.23%
SAST Real Estate Portfolio Class 3
12/31/2015       447,440  40.79    to    42.50      18,847,128    0.85% to 1.20%     1.52%     0.36% to    0.71%
12/31/2014       495,078  40.65    to    42.20      20,740,895    0.85% to 1.20%     1.06%    27.91% to   28.35%
12/31/2013       695,524  31.78    to    32.88      22,753,729    0.85% to 1.20%     0.90%    -3.50% to   -3.16%
12/31/2012       835,151  32.93    to    33.95      28,292,972    0.85% to 1.20%     0.90%    15.54% to   15.95%
12/31/2011       808,937  28.50    to    29.28      23,668,467    0.85% to 1.20%     0.77%    -4.23% to    6.97%
SAST Small & Mid Cap Value Portfolio Class 3
12/31/2015     2,599,849  16.78    to    17.28      44,575,364    0.85% to 1.20%     0.33%    -7.19% to   -6.87%
12/31/2014     2,503,791  18.08    to    18.55      44,575,364    0.85% to 1.20%     0.32%     7.56% to    7.94%
12/31/2013     2,784,605  16.81    to    17.19      47,709,929    0.85% to 1.20%     0.25%    35.81% to   36.29%
12/31/2012     4,087,534  12.38    to    12.61      51,472,222    0.85% to 1.20%     0.38%    16.89% to   17.30%
12/31/2011     4,147,775  10.59    to    10.75      44,564,972    0.85% to 1.20%     0.13%   -15.85% to   -9.00%
SAST Small Company Value Portfolio Class 1
12/31/2015        79,257                 36.65       2,907,424             1.25%     0.35%                -8.60%
12/31/2014        87,253                 40.10       2,907,424             1.25%     0.28%                -1.22%
12/31/2013       103,514                 40.60       4,202,516             1.25%     0.88%                33.69%
12/31/2012       118,143  22.04    to    30.37       3,587,475    0.85% to 1.25%     0.43%    16.40% to   16.83%
12/31/2011       141,214  18.87    to    26.09       3,681,375    0.85% to 1.25%     0.36%    -4.43% to   -4.07%
SAST Small Company Value Portfolio Class 3
12/31/2015     2,446,134  13.25    to    13.63      33,090,241    0.85% to 1.20%     0.06%    -8.79% to   -8.47%
12/31/2014     2,372,873  14.53    to    14.89      33,090,241    0.85% to 1.20%     0.06%    -1.42% to   -1.07%
12/31/2013     2,363,119  14.74    to    15.05      35,459,134    0.85% to 1.20%     0.65%    33.43% to   33.89%
12/31/2012     3,043,346  11.05    to    11.24      34,154,966    0.85% to 1.20%     0.24%    16.17% to   16.58%
12/31/2011     2,899,537   9.51    to     9.64      27,942,383    0.85% to 1.20%     0.23%   -10.53% to   -4.28%
SAST Technology Portfolio Class 1
12/31/2015        83,262   3.99    to     4.14         341,976    0.85% to 1.10%     0.00%     8.88% to    9.15%
12/31/2014        93,595   3.67    to     3.80         341,976    0.85% to 1.10%     0.00%    23.47% to   23.78%
12/31/2013       115,036   2.97    to     3.07         350,624    0.85% to 1.10%     0.00%    24.51% to   24.82%
12/31/2012       127,154   2.38    to     2.46         310,790    0.85% to 1.10%     0.00%     6.59% to    6.86%
12/31/2011       139,237   2.24    to     2.30         318,713    0.85% to 1.10%     0.00%    -6.42% to   -6.18%
SAST Technology Portfolio Class 3
12/31/2015       386,090   3.85    to     4.04       1,528,426    0.85% to 1.20%     0.00%     8.50% to    8.88%
12/31/2014       321,150   3.54    to     3.71       1,528,426    0.85% to 1.20%     0.00%    23.04% to   23.47%
12/31/2013       241,342   2.88    to     3.01         718,532    0.85% to 1.20%     0.00%    24.07% to   24.51%
12/31/2012       255,123   2.32    to     2.41         613,287    0.85% to 1.20%     0.00%     6.22% to    6.59%
12/31/2011       258,808   2.19    to     2.26         586,022    0.85% to 1.20%     0.00%   -10.46% to   -6.42%
SAST Telecom Utility Portfolio Class 1
12/31/2015        84,004  16.18    to    22.52       1,706,124    0.85% to 1.25%     4.91%   -13.13% to  -12.78%
12/31/2014        98,151  18.55    to    25.93       2,294,165    0.85% to 1.25%     2.76%    11.09% to   11.54%
12/31/2013       117,922  16.63    to    23.34       2,446,966    0.85% to 1.25%     2.45%    18.48% to   18.96%
12/31/2012       131,508  14.92    to    19.70       2,300,837    0.85% to 1.25%     3.36%    12.07% to   12.98%
12/31/2011       142,761  13.21    to    17.58       2,245,084    0.85% to 1.25%     2.35%     4.95% to    5.26%
SAST Telecom Utility Portfolio Class 3
12/31/2015       128,797  15.14    to    15.77       1,995,041    0.85% to 1.20%     4.73%   -13.30% to  -13.00%
12/31/2014       124,458  17.46    to    18.12       2,228,333    0.85% to 1.20%     2.43%    10.87% to   11.26%
12/31/2013       104,518  15.75    to    16.29       1,690,796    0.85% to 1.20%     2.18%    18.25% to   18.66%
12/31/2012       104,015  13.32    to    13.73       1,422,342    0.85% to 1.20%     3.63%    11.84% to   12.24%
12/31/2011        93,254  11.91    to    12.23       1,138,993    0.85% to 1.20%     2.19%    -5.86% to    5.10%
SAST Total Return Bond Portfolio Class 1
12/31/2015       777,020  20.75    to    29.63      16,461,358    0.85% to 1.25%     1.16%    -1.36% to   -0.96%
12/31/2014       901,240  20.95    to    30.04      19,289,168    0.85% to 1.25%     1.21%     3.51% to    3.92%
12/31/2013     1,086,636  20.16    to    29.02      22,383,326    0.85% to 1.25%     1.29%    -4.79% to   -4.40%
12/31/2012     1,233,950  21.09    to    30.48      26,592,078    0.85% to 1.25%     3.04%     5.94% to    6.37%
12/31/2011     1,281,945  19.82    to    28.77      26,095,979    0.85% to 1.25%     1.56%     5.05% to    5.47%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, 2011 follows:

                                      At December 31                              For the year ended December 31
                   -------------------------------------------------------  -------------------------------------------
                                                                            Expense Ratio   Investment   Total Return
                                        Unit Value               Net          Lowest to       Income      Lowest to
Year                    Units       Lowest to Highest ($)  Assets ($) /(4)/ Highest /(1)/   Ratio/(2)/  Highest /(3)/
-----------------  ---------------- ---------------------  ---------------- --------------- ---------- ----------------
SAST Total Return Bond Portfolio Class 3
12/31/2015         10,205,638       19.44    to    20.24     204,144,478    0.85% to 1.20%     0.94%   -1.56% to  -1.21%
12/31/2014          9,956,947       19.74    to    20.49     202,098,501    0.85% to 1.20%     1.11%    3.30% to   3.66%
12/31/2013          9,007,293       19.11    to    19.77     176,911,221    0.85% to 1.20%     1.23%   -4.98% to  -4.64%
12/31/2012          7,008,599       20.11    to    20.73     144,724,107    0.85% to 1.20%     3.17%    5.73% to   6.10%
12/31/2011          5,088,050       19.02    to    19.54      99,250,165    0.85% to 1.20%     1.25%    3.53% to   5.20%
SST Real Return Portfolio Class 3
12/31/2015          6,657,177       11.50    to    11.66      77,206,460    0.85% to 1.20%     3.83%   -2.53% to  -2.19%
12/31/2014          6,541,717       11.80    to    11.93      77,690,824    0.85% to 1.20%     0.00%    0.42% to   0.77%
12/31/2013          4,808,903       11.75    to    11.83      56,760,660    0.85% to 1.20%     1.03%   -6.37% to  -6.04%
12/31/2012          1,530,017       12.55    to    12.60      19,237,262    0.85% to 1.20%     3.49%    2.55% to   2.91%
12/31/2011            573,990       12.23    to    12.24       7,022,566    0.85% to 1.20%     0.00%    2.20% to   5.10%
Templeton Global Bond VIP Fund/(6)/
12/31/2015             13,337        9.39    to     9.41         125,296    0.95% to 1.20%     0.00%   -6.10% to  -5.95%

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5)  Fund commenced operations on June 18, 2012.
(6)  Fund commenced operations on May 4, 2015.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 28, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2015 and 2014 and for each of the three years ended December 31, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS

Independent Auditor's Report                                                 2

Consolidated Balance Sheet at December 31, 2015 and 2014                     3

Consolidated Statements of Income for each of the years ended                4
  December 31, 2015, 2014 and 2013

Consolidated Statements of Comprehensive Income (Loss) for each of the       5
  years ended December 31, 2015, 2014 and 2013

Consolidated Statements of Equity for each of the years ended                6
  December 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows for each of the years ended            7
  December 31, 2015, 2014 and 2013

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Basis of Presentation                                                   8

2.   Summary of Significant Accounting Policies                             12

3.   Fair Value Measurements                                                15

4.   Investments                                                            33

5.   Lending Activities                                                     43

6.   Reinsurance                                                            45

7.   Derivatives and Hedge Accounting                                       46

8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       48

9.   Variable Interest Entities                                             51

10.  Insurance Liabilities                                                  54

11.  Variable Life and Annuity Contracts                                    56

12.  Debt                                                                   58

13.  Commitments and Contingencies                                          59

14.  Equity                                                                 61

15.  Statutory Financial Data and Restrictions                              62

16.  Benefit Plans                                                          63

17.  Income Taxes                                                           63

18.  Related Party Transactions                                             66

19.  Subsequent Events                                                      68

Independent Auditor's Report

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS


                                                                                                December 31,
                                                                                            -------------------
                                                                                                 2015       2014
(in millions, except for share data)                                                        --------  ---------
                                                                                                       (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2015 - $96,119;
            2014 - $94,559)                                                                 $ 99,086  $ 102,743
          Other bond securities, at fair value                                                 3,545      2,934
   Equity securities:
          Common and preferred stock, available for sale, at fair value
            (cost: 2015 - $15; 2014 - $19)                                                        18         26
       Mortgage and other loans receivable, net of allowance                                  14,598     11,911
       Other invested assets (portion measured at fair value: 2015 - $2,684;
         2014 - $3,176)                                                                        5,687      6,894
       Short-term investments (portion measured at fair value: 2015 - $1,625;
         2014 - $558)                                                                          1,850      1,381
                                                                                            --------  ---------
          Total investments                                                                  124,784    125,889
   Cash                                                                                          317        263
   Accrued investment income                                                                   1,055      1,042
   Amounts due from related parties                                                              520         82
   Premiums and other receivables - net of allowance                                             698        602
   Reinsurance assets, net of allowance                                                        1,665      1,616
   Deferred policy acquisition costs                                                           6,401      5,661
   Current income tax receivable                                                                 121        561
   Deferred income taxes                                                                         445         --
   Other assets (including restricted cash of $4 in 2015 and $396 in 2014)                     2,186      2,196
   Separate account assets, at fair value                                                     41,894     40,627
                                                                                            --------  ---------
Total assets                                                                                $180,086  $ 178,539
                                                                                            ========  =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts              $ 31,576  $  30,847
   Policyholder contract deposits (portion measured at fair value: 2015 - $2,104;
     2014 - $1,351)                                                                           75,642     72,903
   Policy claims and benefits payable                                                            685        646
   Other policyholder funds                                                                    2,090      2,069
   Deferred income taxes                                                                          --         35
   Notes payable - to affiliates, net (portion measured at fair value: 2015 - $474;
     2014 - $514)                                                                                717        658
   Notes payable - to third parties, net                                                         406        617
   Amounts due to related parties                                                                792      1,709
   Securities lending payable                                                                    962         --
   Other liabilities                                                                           3,864      3,754
   Separate account liabilities                                                               41,894     40,627
                                                                                            --------  ---------
Total liabilities                                                                            158,628    153,865
                                                                                            --------  ---------
Commitments and contingencies (see Note 13)
American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding                1          1
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding                  6          6
   Additional paid-in capital                                                                 18,546     18,514
   Retained earnings                                                                             575        218
   Accumulated other comprehensive income                                                      2,333      5,935
                                                                                            --------  ---------
Total AGL shareholder's equity                                                                21,461     24,674
Noncontrolling interests                                                                          (3)        --
                                                                                            --------  ---------
Total equity                                                                                  21,458     24,674
                                                                                            --------  ---------
Total liabilities and equity                                                                $180,086  $ 178,539
                                                                                            ========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME


                                                                                                    Years Ended December 31,
                                                                                                 -----------------------------
(in millions)                                                                                      2015      2014       2013
-------------                                                                                    -------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Revenues:
 Premiums                                                                                        $ 2,628  $   1,666  $   1,783
 Policy fees                                                                                       2,090      1,985      1,766
 Net investment income                                                                             6,118      6,925      6,709
 Net realized capital gains (losses):
   Total other-than-temporary impairments on available for sale securities                          (197)       (81)       (74)
   Portion of other-than-temporary impairments on available for sale fixed maturity securities
     recognized in other comprehensive income (loss)                                                 (22)       (23)        (1)
                                                                                                 -------  ---------  ---------
   Net other-than-temporary impairments on available for sale securities recognized in net
     income                                                                                         (219)      (104)       (75)
   Other realized capital gains                                                                      141         30      2,157
                                                                                                 -------  ---------  ---------
   Total net realized capital gains (losses)                                                         (78)       (74)     2,082
   Other income                                                                                    2,268      2,580      2,878
                                                                                                 -------  ---------  ---------
Total revenues                                                                                    13,026     13,082     15,218
                                                                                                 -------  ---------  ---------
Benefits and expenses:
 Policyholder benefits                                                                             5,276      4,224      4,874
 Interest credited to policyholder account balances                                                2,178      2,234      2,257
 Amortization of deferred policy acquisition costs                                                   787        658        586
 General operating and other expenses                                                              3,087      3,014      2,966
                                                                                                 -------  ---------  ---------
Total benefits and expenses                                                                       11,328     10,130     10,683
                                                                                                 -------  ---------  ---------
Income before income tax expense (benefit)                                                         1,698      2,952      4,535
Income tax expense (benefit):
 Current                                                                                             549        401         81
 Deferred                                                                                           (111)       533       (368)
                                                                                                 -------  ---------  ---------
Income tax expense (benefit)                                                                         438        934       (287)
                                                                                                 -------  ---------  ---------
Net income                                                                                         1,260      2,018      4,822
Less:
Net income attributable to noncontrolling interests                                                   --         --          1
                                                                                                 -------  ---------  ---------
Net income attributable to AGL                                                                   $ 1,260  $   2,018  $   4,821
                                                                                                 =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                                                                     Years Ended December 31,
                                                                                                  -----------------------------
(in millions)                                                                                       2015      2014       2013
-------------                                                                                     -------  ---------  ---------
                                                                                                            (Revised)  (Revised)
Net income                                                                                        $ 1,260  $   2,018  $   4,822
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss), net of tax
 Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-
   than-temporary credit impairments were recognized                                                 (225)        48        242
 Change in unrealized appreciation (depreciation) of all other investments                         (4,368)     3,900     (5,299)
 Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
   inducements                                                                                        442       (152)       542
 Change in unrealized insurance loss recognition                                                      551       (556)     1,325
 Change in foreign currency translation adjustments                                                    (2)        (5)        (3)
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss)                                                                  (3,602)     3,235     (3,193)
                                                                                                  -------  ---------  ---------
Comprehensive income (loss)                                                                        (2,342)     5,253      1,629
Comprehensive income attributable to noncontrolling interests                                          --         --          1
                                                                                                  -------  ---------  ---------
Comprehensive income (loss) attributable to AGL                                                   $(2,342) $   5,253  $   1,628
                                                                                                  =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                                       Retained    Accumulated  Total AGL
                                                          Additional   Earnings       Other      Share-      Non-
                                         Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                              Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                            --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2013 (Revised)          $ 1     $ 6    $25,363     $(5,078)      $ 5,893     $26,185     $ 167    $26,352
                                            ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       4,821            --       4,821         1      4,822
Other comprehensive loss                     --      --         --          --        (3,193)     (3,193)       --     (3,193)
Capital contributions from Parent            --      --        368          --            --         368        --        368
Return of capital                            --      --     (2,553)         --            --      (2,553)       --     (2,553)
Other                                        --      --        (15)          5            --         (10)       (4)       (14)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2013 (Revised)        $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       2,018            --       2,018        --      2,018
Dividends                                    --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income                   --      --         --          --         3,235       3,235        --      3,235
Capital contributions from Parent            --      --         58          --            --          58        --         58
Deconsolidation of VIEs                      --      --         --          --            --          --      (167)      (167)
Return of capital                            --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                                        --      --         --          --            --          --         3          3
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014 (Revised)        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       1,260            --       1,260        --      1,260
Dividends                                    --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss                     --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from Parent            --      --         32          --            --          32        --         32
Other                                        --      --         --          --            --          --        (3)        (3)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015                  $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                            ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                                Years Ended December 31,
                                                                                             ------------------------------
(in millions)                                                                                  2015       2014       2013
-------------                                                                                --------  ---------  ---------
                                                                                                        (Revised)  (Revised)
Cash flows from operating activities:
 Net income                                                                                  $  1,260  $   2,018  $   4,822
                                                                                             --------  ---------  ---------
 Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to policyholder account balances                                           2,178      2,234      2,257
   Amortization of deferred policy acquisition costs                                              787        658        586
   Fees charged for policyholder contract deposits                                             (1,203)    (1,172)      (946)
   Net realized capital losses (gains)                                                             78         74     (2,082)
   Unrealized losses (gains) in earnings, net                                                      25       (280)       153
   Equity in income of partnerships and other invested assets                                     (32)      (459)      (141)
   Accretion of net premium/discount on investments                                              (710)      (760)      (631)
   Capitalized interest                                                                           (59)       (82)      (531)
   Provision for deferred income taxes                                                           (111)       533       (368)
 Changes in operating assets and liabilities:
   Accrued investment income                                                                      (13)        32         43
   Amounts due to/from related parties                                                             62        473        533
   Reinsurance assets                                                                             (49)        58         83
   Deferred policy acquisition costs                                                             (983)      (875)      (790)
   Current income tax receivable/payable                                                          448        200         24
   Future policy benefits and other policyholder funds                                          1,193        675      1,537
   Other, net                                                                                    (220)        64       (112)
                                                                                             --------  ---------  ---------
 Total adjustments                                                                              1,391      1,373       (385)
                                                                                             --------  ---------  ---------
Net cash provided by operating activities                                                       2,651      3,391      4,437
                                                                                             ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
 Sales or distribution of:
   Available for sale investments                                                               7,514      5,852     22,532
   Other investments, excluding short-term investments                                          2,670      1,310        671
 Redemption and maturities of fixed maturity securities available for sale                      7,837      7,833      9,093
 Principal payments received on sales and maturities of mortgage and other loans receivable     2,094      1,747      1,411
 Redemption and maturities of other investments, excluding short-term investments                 196        178        178
 Purchase of:
   Available for sale investments                                                             (17,431)   (13,290)   (30,112)
   Mortgage and other loans receivable                                                         (4,932)    (3,572)    (1,899)
   Other investments, excluding short-term investments                                         (2,442)      (930)    (2,396)
 Net change in restricted cash                                                                    392       (213)      (111)
 Net change in short-term investments                                                            (469)     2,515        884
 Other, net                                                                                      (179)        46          7
                                                                                             --------  ---------  ---------
Net cash provided by (used in) investing activities                                            (4,750)     1,476        258
                                                                                             ========  =========  =========
Cash flows from financing activities:
 Policyholder contract deposits                                                                10,208      9,524      7,334
 Policyholder contract withdrawals                                                             (7,112)    (7,006)    (9,018)
 Net exchanges to/from separate accounts                                                       (1,239)    (1,525)    (1,291)
 Change in repurchase agreements                                                                  281        225         --
 Repayment of notes payable                                                                      (221)        --       (259)
 Issuance of notes payable                                                                        100        494        230
 Change in securities lending payable                                                             962     (2,514)     1,048
 Dividends and return of capital paid to Parent Company, net of cash contributions               (824)    (4,017)    (2,532)
 Other, net                                                                                        (2)        21       (228)
                                                                                             --------  ---------  ---------
Net cash provided by (used in) financing activities                                             2,153     (4,798)    (4,716)
                                                                                             ========  =========  =========
Net increase (decrease) in cash                                                                    54         69        (21)
Cash at beginning of year                                                                         263        194        215
                                                                                             --------  ---------  ---------
Cash at end of year                                                                          $    317  $     263  $     194
                                                                                             ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
 Interest                                                                                    $      9  $       7  $      32
 Taxes                                                                                             91        194        161
Non-cash investing/financing activities:
 Sales inducements credited to policyholder contract deposits                                      13         20         39
 Non-cash dividends                                                                               237      2,238         --
 Settlement of non-cash dividends payable                                                       1,292         --         --
 Non-cash contributions from Parent                                                                32         58        348

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting right and voting interests), and variable interest entities (VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Revision of Prior Period Consolidated Financial Statements

The Consolidated Balance Sheet at December 31, 2014 and the Consolidated Statements of Income, Comprehensive Income (Loss), Equity and Cash Flows for each of the years ended December 31, 2014 and 2013 have been revised to correct the following:

    . Increase deferred tax assets by $219 million at December 31, 2014 and reduce deferred tax expense in 2014 by the same amount, related to the treatment of certain capital loss carryovers;

    . Increase retained earnings at January 1, 2013 in the Consolidated Statements of Equity to record a reduction in deferred tax valuation allowance related to the tax treatment of deferred losses recognized in 2008 to 2012 from the sale of bonds to affiliates in 2008, which had previously been reflected as a $206 million out-of-period increase to 2013 net income and comprehensive income;

    . Revise amounts in the Consolidated Balance Sheet as of December 31, 2014 to correct the consolidation treatment of certain investments;

    . Revise the valuation of certain future policy benefits, DAC and embedded derivative liabilities within policyholder contract deposits;

    . Adjustments to net investment income related to certain investments for which the fair value option has been elected, and adjustments to other financial statement line items to correct various other less significant items.

After evaluating the quantitative and qualitative aspects of these corrections, they were not considered to be material, individually or in aggregate, to the previously issued consolidated financial statements. The net effects on the consolidated financial statements for the respective periods resulting from these revisions were as follows:

                                                                                     As
                                                                                 Previously Effect of
(in millions)                                                                     Reported   Change   As Revised
-------------                                                                    ---------- --------- ----------
Consolidated Balance Sheet at December 31, 2014:
Assets:
   Mortgage and other loans receivable, net of allowance                          $ 11,812    $  99    $ 11,911
   Other invested assets                                                             7,082     (188)      6,894
   Cash                                                                                277      (14)        263
   Deferred policy acquisition costs                                                 5,643       18       5,661
   Current income tax receivable                                                       547       14         561
   Other assets                                                                      2,330     (134)      2,196
   Total assets                                                                    178,744     (205)    178,539
Liabilities:
   Future policy benefits for life and accident and health insurance contracts      30,854       (7)     30,847
   Policyholder contract deposits                                                   72,898        5      72,903
   Other policyholder funds                                                          2,079      (10)      2,069
   Deferred income tax liabilities                                                     255     (220)         35
   Notes payable--to third parties, net                                                627      (10)        617
   Amounts due to related parties                                                    1,745      (36)      1,709
   Other liabilities                                                                 3,908     (154)      3,754
   Total liabilities                                                               154,297     (432)    153,865
Shareholder's equity:
   Retained earnings                                                                    --      218         218
   Accumulated other comprehensive income                                            5,926        9       5,935
   Total shareholder's equity                                                       24,447      227      24,674
   Total shareholder's equity attributable to AGL                                   24,447      227      24,674
   Total liabilities and equity                                                    178,744     (205)    178,539
Consolidated Statement of Income for the year ended December 31, 2014:
   Policy fees                                                                       1,976        9       1,985
   Net investment income                                                             6,942      (17)      6,925
   Other realized capital gains                                                         37       (7)         30
   Total net realized capital losses                                                   (67)      (7)        (74)
   Total revenues                                                                   13,097      (15)     13,082
   Policyholder benefits                                                             4,228       (4)      4,224
   Interest credited to policyholder account balances                                2,210       24       2,234
   Amortization of deferred policy acquisition costs                                   623       35         658
   General operating and other expenses                                              3,023       (9)      3,014
   Total benefits and expenses                                                      10,084       46      10,130
   Income before income tax expense (benefit)                                        3,013      (61)      2,952
   Income tax expense (benefit):
       Deferred                                                                        727     (194)        533
   Income tax expense                                                                1,128     (194)        934
   Net income                                                                        1,885      133       2,018
   Net income attributable to AGL                                                    1,885      133       2,018

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                          As
                                                                                      Previously Effect of
(in millions)                                                                          Reported   Change   As Revised
-------------                                                                         ---------- --------- ----------
Consolidated Statement of Comprehensive Income for the year ended December 31, 2014:
   Net income                                                                          $ 1,885     $ 133    $ 2,018
   Change in unrealized appreciation of all other investments                            3,866        34      3,900
   Change in foreign currency translation adjustments                                      (11)        6         (5)
   Other comprehensive income                                                            3,195        40      3,235
   Comprehensive income                                                                  5,080       173      5,253
   Comprehensive income attributable to AGL                                              5,080       173      5,253
Consolidated Statement of Equity for the year ended December 31, 2014:
   Retained earnings (accumulated deficit):
       Beginning accumulated deficit                                                      (337)       85       (252)
       Net income attributable to AGL                                                    1,885       133      2,018
       Ending retained earnings                                                             --       218        218
   Accumulated other comprehensive income:
       Beginning accumulated other comprehensive income                                  2,731       (31)     2,700
       Other comprehensive income                                                        3,195        40      3,235
       Ending accumulated other comprehensive income                                     5,926         9      5,935
Consolidated Statement of Cash Flows for the year ended December 31, 2014
   Cash flows from operating activities:
       Net income                                                                        1,885       133      2,018
       Interest credited to policyholder account balances                                2,210        24      2,234
       Amortization of deferred policy acquisition costs                                   623        35        658
       Fees charged for policyholder contract deposits                                  (1,163)       (9)    (1,172)
       Net realized capital losses                                                          67         7         74
       Equity in income of partnerships and other invested assets                         (476)       17       (459)
       Provision for deferred income taxes                                                 727      (194)       533
       Changes in operating assets and liabilities:
          Future policy benefits and other policyholder funds                              679        (4)       675
          Other, net                                                                        69        (5)        64
       Net cash provided by operating activities                                         3,387         4      3,391
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments, excluding
         short-term investments                                                          1,320       (10)     1,310
       Net cash provided by investing activities                                         1,486       (10)     1,476
   Net increase in cash                                                                     75        (6)        69
   Cash at beginning of year                                                               202        (8)       194
   Cash at end of year                                                                     277       (14)       263
Consolidated Statement of Income for the year ended December 31, 2013:
   Net investment income                                                                 6,692        17      6,709
   Other realized capital gains                                                          2,092        65      2,157
   Total net realized capital gains                                                      2,017        65      2,082
   Total revenues                                                                       15,136        82     15,218
   Policyholder benefits                                                                 4,864        10      4,874
   Interest credited to policyholder account balances                                    2,277       (20)     2,257
   Amortization of deferred policy acquisition costs                                       535        51        586
   Total benefits and expenses                                                          10,642        41     10,683
   Income before income tax expense (benefit)                                            4,494        41      4,535
   Income tax expense (benefit):
       Current                                                                              95       (14)        81
       Deferred                                                                           (543)      175       (368)
   Income tax benefit                                                                     (448)      161       (287)
   Net income                                                                            4,942      (120)     4,822
   Net income attributable to AGL                                                        4,941      (120)     4,821
Consolidated Statement of Comprehensive Income for the year ended December 31, 2013:
   Net income                                                                            4,942      (120)     4,822
   Change in unrealized appreciation of all other investments                           (5,265)      (34)    (5,299)
   Change in foreign currency translation adjustments                                       (6)        3         (3)
   Other comprehensive loss                                                             (3,162)      (31)    (3,193)
   Comprehensive income                                                                  1,780      (151)     1,629
   Comprehensive income attributable to AGL                                              1,779      (151)     1,628

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                               As
                                                                           Previously Effect of
(in millions)                                                               Reported   Change   As Revised
-------------                                                              ---------- --------- ----------
Consolidated Statement of Equity for the year ended December 31, 2013:
   Accumulated deficit:
       Beginning accumulated deficit                                        $(5,283)    $ 205    $(5,078)
       Net income attributable to AGL                                         4,941      (120)     4,821
       Ending accumulated deficit                                              (337)       85       (252)
   Accumulated other comprehensive income:
       Other comprehensive loss                                              (3,162)      (31)    (3,193)
       Ending accumulated other comprehensive income                          2,731       (31)     2,700
Consolidated Statement of Cash Flows for the year ended December 31, 2013
   Cash flows from operating activities:
       Net income                                                             4,942      (120)     4,822
       Interest credited to policyholder account balances                     2,277       (20)     2,257
       Amortization of deferred policy acquisition costs                        535        51        586
       Net realized capital gains                                            (2,017)      (65)    (2,082)
       Equity in income of partnerships and other invested assets              (124)      (17)      (141)
       Provision for deferred income taxes                                     (543)      175       (368)
       Changes in operating assets and liabilities:
          Current income tax receivable/payable                                  38       (14)        24
          Future policy benefits and other policyholder funds                 1,527        10      1,537
          Other, net                                                            (93)      (19)      (112)
   Net cash provided by operating activities                                  4,456       (19)     4,437
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments,
         excluding short-term investments                                       655        16        671
       Net cash provided by investing activities                                242        16        258
   Net decrease in cash                                                         (18)       (3)       (21)
   Cash at beginning of year                                                    220        (5)       215
   Cash at end of year                                                          202        (8)       194

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

.. income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..  reinsurance assets;

.. valuation of future policy benefit liabilities and timing and extent of loss recognition;

.. valuation of liabilities for guaranteed benefit features of variable annuity products;

..  estimated gross profits (EGP) to value deferred policy acquisition costs
   (DAC) for investment-oriented products;

.. impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..  liability for legal contingencies; and

..  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

                Note 4.   Investments
                              .  Fixed maturity and equity
                                 securities
                              .  Other invested assets
                              .  Short-term investments
                              .  Net investment income
                              .  Net realized capital gains
                                 (losses)
                              .  Other-than-temporary
                                 impairments
                Note 5.   Lending Activities
                              .  Mortgage and other loans
                                 receivable - net of allowance
                Note 6.   Reinsurance
                              .  Reinsurance assets, net of
                                 allowance
                Note 7.   Derivatives and Hedge Accounting
                              .  Derivative assets and
                                 liabilities, at fair value
                Note 8. Deferred Policy Acquisition Costs and Deferred Sales Inducements
                              .  Deferred policy acquisition
                                 costs
                              .  Amortization of deferred
                                 policy acquisition costs
                              .  Deferred sales inducements
                Note 10.  Insurance Liabilities
                              .  Future policy benefits
                              .  Policyholder contract deposits
                              .  Other policyholder funds
                Note 11.  Variable Life and Annuity Contracts
                Note 12.  Debt
                              .  Long-term debt
                Note 13.  Commitments and Contingencies
                              .  Legal contingencies
                Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2015

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

We adopted the standard on its required effective date of January 1, 2015. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The standard aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements such that they all will be accounted for as secured borrowings. The standard eliminates sale accounting for repurchase-to-maturity transactions and supersedes the standard under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement.

We adopted the standard on its required effective date of January 1, 2015 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted only as of annual periods beginning after December 15, 2016, including interim periods within that reporting period. We plan to adopt the standard on its required effective date of January 1, 2018 and are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that affects the recognition, measurement, presentation, and disclosure of financial instruments. Specifically, under the new standard, equity investments (other than those accounted for using the equity method of accounting or those subject to consolidation) will be measured at fair value with changes in fair value recognized in earnings. Also, for those financial liabilities for which fair value option accounting has been elected, the new standard requires changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income. The standard updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption of certain provisions is permitted. We are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

.. Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

.. Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap
   (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

.. Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market- observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk-neutral valuations are used which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded policy derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates, net. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,457   1,225       --          --       2,684
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $92,544 $17,428    $(273)      $(298)   $149,754
                                                         ------- ------- -------    -----       -----    --------
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates, net                            --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ------- ------- -------    -----       -----    --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Revised)                                                      Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
---------------------------                              ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,372   1,802       --          --       3,176
Short-term investments                                       298     260      --       --          --         558
Other assets - Investment in AIG                               6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts                                 --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   125 $ 1,226    $  --       $  --    $  1,351
Notes payable - to affiliates, net                            --      --     514       --          --         514
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,747    $(198)      $ (14)   $  2,323
                                                         ======= ======= =======    =====       =====    ========

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2015. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1 and had no significant transfers from Level 1 to Level 2.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2015 and 2014 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Consolidated Balance Sheets at December 31, 2015 and 2014:

                                                                                                                  Changes in
                                              Net                                                                 Unrealized
                                           Realized                                                                 Gains
                                              and                    Purchases,                                    (Losses)
                                          Unrealized                   Sales,                                    Included in
                                             Gains                   Issuances                                    Income on
                               Fair Value  (Losses)       Other         and        Gross     Gross   Fair Value  Instruments
                               Beginning  Included in Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)                   of Year     Income    Income (Loss)     Net         In        Out       Year         Year
-------------                  ---------- ----------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   951      $  (1)       $ (78)       $ 191      $   --    $   (70)  $   993        $ --
   Corporate debt                   959         10          (59)         (94)        735       (818)      733          --
   RMBS                           7,240        443         (206)        (244)         --         --     7,233          --
   CMBS                           1,294         68          (79)          45          --       (134)    1,194          --
   CDO/ABS                        3,575         84          (82)         593           7        (26)    4,151          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   14,019        604         (504)         491         742     (1,048)   14,304          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             275         20           --          432          --         --       727          10
   CMBS                              48         (1)          --            9           4         --        60          (1)
   CDO/ABS                        1,231        (24)          --         (161)         --         --     1,046         (55)
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,554         (5)          --          280           4         --     1,833         (46)
                                -------      -----        -----        -----      ------    -------   -------        ----
Equity securities available
  for sale:
   Common stock                       1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                  1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             1,802         94         (271)        (263)         17       (154)    1,225          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,376      $ 693        $(775)       $ 507      $  763    $(1,202)  $17,362        $(46)
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $(1,226)     $(336)       $  --        $(433)     $   --    $    --   $(1,995)       $ --
Notes payable - to
  affiliates, net                  (514)        18           --           22          --         --      (474)         --
Derivative assets, net:
   Equity contracts                  51         (5)          --            7          --         --        53           6
   Other contracts                    6         68           --          (69)         --         --         5          11
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        57         63           --          (62)         --         --        58          17
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $(1,683)     $(255)       $  --        $(473)     $   --    $    --   $(2,411)       $ 17
                                =======      =====        =====        =====      ======    =======   =======        ====
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754      $  (1)       $ 171        $ 183      $   --    $  (156)  $   951        $ --
   Corporate debt                   724          3           35         (236)        720       (287)      959          --
   RMBS                           6,587        422           78          197          11        (55)    7,240          --
   CMBS                           2,448         94           63          (69)         31     (1,273)    1,294          --
   CDO/ABS                        3,405         79           (2)         602         998     (1,507)    3,575          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   13,918        597          345          677       1,760     (3,278)   14,019          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             213         15           --           47          --         --       275          11
   CMBS                             126         (2)          --           (1)         --        (75)       48           1
   CDO/ABS                        1,031         56           --          144          --         --     1,231          29
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,370         69           --          190          --        (75)    1,554          41
                                -------      -----        -----        -----      ------    -------   -------        ----
   Common stock                      --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                 --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             2,310         20          (36)        (132)         49       (409)    1,802          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,598      $ 686        $ 309        $ 735      $1,810    $(3,762)  $17,376        $ 41
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $  (231)     $(944)       $  --        $ (51)     $   --    $    --   $(1,226)       $ --
Notes payable - to
  affiliates, net                  (211)       (13)          --         (290)         --         --      (514)         --
Derivative assets, net:
   Interest rate contracts            6          1           --           (7)         --         --        --          --
   Equity contracts                  47         14           --          (10)         --         --        51           9
   Other contracts                   10         58           --          (62)         --         --         6          56
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        63         73           --          (79)         --         --        57          65
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $  (379)     $(884)       $  --        $(420)     $   --    $    --   $(1,683)       $ 65
                                =======      =====        =====        =====      ======    =======   =======        ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2015
   Bonds available for sale              $--      $620     $ (16)   $ --  $ 604
   Other bond securities                  --        (3)       (2)     --     (5)
   Other invested assets                  --        36        58      --     94
   Policyholder contract deposits         --        --      (336)     --   (336)
   Notes payable - to affiliates, net     --        --        18      --     18
   Derivative assets, net                 68        --        (5)     --     63
                                         ---      ----     -----    ----  -----
December 31, 2014 (Revised)
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        32       (12)     --     20
   Policyholder contract deposits         --        --      (944)     --   (944)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets, net                 62        --        11      --     73

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --      $ 191
   Corporate debt                                                          90      (3)     --         (181)       (94)
   RMBS                                                                 1,104    (128)     --       (1,220)      (244)
   CMBS                                                                    93     (22)     --          (26)        45
   CDO/ABS                                                              1,422     (50)     --         (779)       593
                                                                       ------   -----     ---      -------      -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)       491
                                                                       ------   -----     ---      -------      -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)       432
   CMBS                                                                    23      --      --          (14)         9
   CDO/ABS                                                                 --     (65)     --          (96)      (161)
                                                                       ------   -----     ---      -------      -----
Total other bond securities                                               521     (65)     --         (176)       280
                                                                       ------   -----     ---      -------      -----
Equity securities available for sale:
   Common stock                                                            --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Total equity securities available for sale                                 --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Other invested assets                                                     266    (316)     --         (213)      (263)
                                                                       ------   -----     ---      -------      -----
Total assets                                                           $3,687   $(584)    $--      $(2,596)     $ 507
                                                                       ======   =====     ===      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6      $(433)
Notes payable - to affiliates, net                                         --      --      --           22         22
Derivative assets, net:
   Equity contracts                                                        19      --      --          (12)         7
   Other contracts                                                         --      --      --          (69)       (69)
                                                                       ------   -----     ---      -------      -----
Total derivative assets, net                                               19      --      --          (81)       (62)
                                                                       ------   -----     ---      -------      -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)     $(473)
                                                                       ======   =====     ===      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                             Issuances and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements      Net
-------------                                                         --------- -----  --------- ----------- -------------
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $  --     $    (2)      $ 183
   Corporate debt                                                          53      (3)      --        (286)       (236)
   RMBS                                                                 1,350    (105)      --      (1,048)        197
   CMBS                                                                   146    (100)      --        (115)        (69)
   CDO/ABS                                                              1,709     (38)      --      (1,069)        602
                                                                       ------   -----    -----     -------       -----
Total bonds available for sale                                          3,447    (250)      --      (2,520)        677
                                                                       ------   -----    -----     -------       -----
Other bond securities:
   RMBS                                                                    66      --       --         (19)         47
   CMBS                                                                    --      (5)      --           4          (1)
   CDO/ABS                                                                 --      --       --         144         144
                                                                       ------   -----    -----     -------       -----
Total other bond securities                                                66      (5)      --         129         190
                                                                       ------   -----    -----     -------       -----
Other invested assets                                                     242      --       --        (374)       (132)
                                                                       ------   -----    -----     -------       -----
Total assets                                                           $3,755   $(255)   $  --     $(2,765)      $ 735
                                                                       ======   =====    =====     =======       =====
Liabilities:
Policyholder contract deposits                                         $   --   $(173)   $  --     $   122       $ (51)
Notes payable - to affiliates, net                                         --      --     (290)         --        (290)
Derivative assets, net:
   Interest rate contracts                                                 --      --       --          (7)         (7)
   Equity contracts                                                        --      --       --         (10)        (10)
   Other contracts                                                         --      --       --         (62)        (62)
                                                                       ------   -----    -----     -------       -----
Total derivative assets, net                                               --      --       --         (79)        (79)
                                                                       ------   -----    -----     -------       -----
Total liabilities                                                      $   --   $(173)   $(290)    $    43       $(420)
                                                                       ======   =====    =====     =======       =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2015 and 2014 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $5 million of net losses related to assets transferred into Level 3 in 2015 and includes $14 million of net losses related to assets transferred out of Level 3 in 2015. The net realized and unrealized gains (losses) included and excluded in income (loss) or other comprehensive income
(loss) related to 2014 Level 3 transfers were not significant.

Transfers of Level 3 Assets

During 2015 and 2014, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types. Certain investments in hedge funds were transferred into Level 3 due to these investments now being carried at fair value and no longer being accounted for using the equity method of accounting due to a change in percentage ownership, or as a result of limited market activity due to fund-imposed redemption restrictions.

During 2015 and 2014, transfers out of Level 3 assets primarily included CMBS, CDO/ABS, RMBS, certain investments in municipal securities, private placement and other corporate debt, and investments in hedge funds. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The transfers of certain hedge fund investments out of Level 3 assets were primarily the result of easing of certain fund-imposed redemption restrictions.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2015 or 2014.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                               Fair Value at
                               December 31,
(in millions)                      2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                  ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions          $  966     Discounted cash flow                     Yield     4.31% - 5.11%(4.71%)
Corporate debt                       335     Discounted cash flow                     Yield     4.23% -11.00%(7.61%)
RMBS/(a)/                          7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08%(5.04%)
                                                                              Loss severity  49.30% - 79.54%(64.42%)
                                                                      Constant default rate     3.86% - 9.35%(6.60%)
                                                                                      Yield     3.44% - 6.06%(4.75%)
CMBS                               1,136     Discounted cash flow                     Yield    0.78% - 10.56%(5.67%)
CDO/ABS/(a)/                       1,279     Discounted cash flow                     Yield     3.38% - 4.94%(4.16%)
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB and GMAB                  $1,031     Discounted cash flow         Equity volatility          15.00% - 50.00%
                                                                            Base lapse rate           1.00% - 17.00%
                                                                         Dynamic lapse rate           0.20% - 25.50%
                                                                  Mortality multiplier/(c)/         82.52% - 104.27%
                                                                           Utilization rate           0.00% - 45.00%
                                                                     Equity / interest-rate
                                                                           correlation/(d)/          20.00% - 40.00%
   Index annuities                   624     Discounted cash flow                Lapse rate           0.75% - 66.00%
                                                                  Mortality multiplier/(c)/          50.00% - 75.00%
   Indexed life                      325     Discounted cash flow         Equity volatility          13.25% - 22.00%
                                                                            Base lapse rate           2.00% - 19.00%
                                                                             Mortality rate           0.00% - 40.00%
---------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                       Fair Value at
                                       December 31,
(in millions)                              2014      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                          ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states, municipalities
  and political subdivisions              $  923     Discounted cash flow                     Yield     3.96% - 4.61%(4.28%)
Corporate debt                               934     Discounted cash flow                     Yield        0% - 5.53%(2.80%)
RMBS/(a)/                                  7,295     Discounted cash flow  Constant prepayment rate     0.64% - 9.69%(5.16%)
                                                                                      Loss severity  47.82% - 79.71%(63.77%)
                                                                              Constant default rate     4.06% - 9.86%(6.96%)
                                                                                              Yield     3.22% - 6.46%(4.84%)
CMBS                                       1,280     Discounted cash flow                     Yield     0.13% - 9.61%(4.87%)
CDO/ABS/(a)/                               1,151     Discounted cash flow                     Yield     2.61% - 4.09%(3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities (Revised):
Embedded derivatives within
  Policyholder contract deposits:
   GMWB and GMAB                          $  706     Discounted cash flow         Equity volatility           6.00% - 39.00%
                                                                                    Base lapse rate           1.00% - 40.00%
                                                                                 Dynamic lapse rate           0.20% - 60.00%
                                                                                     Mortality rate           0.10% - 35.00%
                                                                                   Utilization rate           0.50% - 30.00%
   Index annuities                           250     Discounted cash flow            Mortality rate           0.10% - 35.00%
                                                                                         Lapse rate           1.00% - 40.00%
   Indexed life                              255     Discounted cash flow Equity implied volatility          10.00% - 25.00%
                                                                                    Base lapse rate           2.00% - 19.00%
                                                                                     Mortality rate           0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB and GMAB, and the 1975-1980 Modified Basic table for index annuities.
(d)An equity / interest rate correlation factor was added to the valuation model in 2015.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by independent third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates
(CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum accumulation benefits (GMAB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts (GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

    . Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments. In 2015, the calculations used to measure equity volatilities for the GMWB and GMAB were updated to provide greater emphasis on current expected market-based volatilities versus historical market volatilities. The implementation of this change reduced the fair value of the GMWB and GMAB liabilities, net of related adjustments to DAC, by approximately $125 million at December 31, 2015, which was offset by the addition of an equity / interest rate correlation factor to the valuation model in 2015, as described below. Long-term equity volatility and equity / interest rate correlation are both key inputs in our economic scenario modeling used to value the embedded derivatives.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB and GMAB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Prior to 2015, an assumption of zero correlation was used based on historical data that was mixed as to the direction of this correlation over a long period of time. In 2015, we added a positive correlation factor based on current market conditions and expected views of market participants. This change increased the GMWB and GMAB fair value liabilities, net of related adjustments to DAC, by approximately $127 million at December 31, 2015, which was largely offset by an update to equity volatility assumptions, as described above.

    . Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

    . Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

    . Utilization rate assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization rate assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                        December 31, 2015           December 31, 2014
                                                                   --------------------------- ---------------------------
                                                                     Fair Value                  Fair Value
                                                                      Using Net                   Using Net
                                                                     Asset Value                 Asset Value
                                                                    Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                   Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               -------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                      $  480         $117         $  983         $155
   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                   56           27            100            5
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                        33            8             35            3
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                    44           20             78           28
   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                           23           11             11           35
                                                                       ------         ----         ------         ----
Total private equity funds                                                636          183          1,207          226
                                                                       ------         ----         ------         ----
Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                         367           --            416           --
   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk        1,130           25            951            1
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                   392            8            413            3
   Emerging markets         Investments in the financial markets
                            of developing countries                        30           --             56           --
   Other                    Includes multi-strategy and other
                            strategies                                     97           --            119           --
                                                                       ------         ----         ------         ----
Total hedge funds                                                       2,016           33          1,955            4
                                                                       ------         ----         ------         ----
Total                                                                  $2,652         $216         $3,162         $230
                                                                       ======         ====         ======         ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2016. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2015
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                 87%
   Between four and six years                                                           2
   Between seven and 10 years                                                          11
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments redeemable:
   Monthly                                                                              8%
   Quarterly                                                                           38
   Semi-annually                                                                        9
   Annually                                                                            45
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates, net. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                                December 31, 2015            December 31, 2014 (Revised)
                                        --------------------------------  --------------------------------
                                                   Outstanding                       Outstanding
                                                    Principal                         Principal
(in millions)                           Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                           ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates, net      $474       $939       $(465)      $514       $957       $(443)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

Years Ended December 31,                                      Gain (Loss)
------------------------                               ------------------------
(in millions)                                          2015    2014      2013
-------------                                          ----  --------- ---------
                                                             (Revised) (Revised)
Assets:
   Other bond securities - certain hybrid securities   $(19)   $368      $(58)
   Other invested assets                                 29     100       194
                                                       ----    ----      ----
Liabilities:
   Policyholder contract deposits                        (1)     15       (17)
   Notes payable - to affiliates, net                     5     (17)      (12)
                                                       ----    ----      ----
Total gain                                             $ 14    $466      $107
                                                       ====    ====      ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis          December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2015   2014  2013
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2015
       Other invested assets     $--     $--    $308   $308  $10     $2   $19

    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

.. Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The carrying amount of policy loans, which approximates fair value, is generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Other invested assets that are not measured at fair value represent our investments in FHLB stock. These investments are carried at amortized cost, which approximates fair value.

.. Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..  Policyholder contract deposits associated with investment-type contracts:
   Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

.. Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                  Estimated Fair Value
                                            -------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3   Total   Value
-------------                               ------- ------- -------  ------- --------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867  $14,946 $14,598
   Other invested assets                       --       8        --        8       8
   Short-term investments                      --     225        --      225     225
   Cash                                       317      --        --      317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644   61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243      243     243
   Note payable - to third parties, net        --      --       405      405     406
                                             ----    ----   -------  ------- -------
December 31, 2014 (Revised)
Assets:
   Mortgage and other loans receivable       $ --    $ --   $12,718  $12,718 $11,911
   Other invested assets                       --      14        --       14      14
   Short-term investments                      --     823        --      823     823
   Cash                                       277      --       (14)     263     263
Liabilities:
   Policyholder contract deposits/(a)/         --     224    61,771   61,995  56,951
   Note payable - to affiliates, net/(b)/      --      --       140      140     144
   Note payable - to third parties, net        --      --       616      616     617
                                             ----    ----   -------  ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2015 or 2014.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376    $   --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313         2
   Non-U.S. governments                                                  2,717       104       (184)      2,637        --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969       (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672       515
       CMBS                                                              4,581       350        (33)      4,898       185
       CDO/ABS                                                           6,150       145        (74)      6,221         8
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791       708
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086       690
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              2         1         --           3        --
   Preferred stock                                                          13         2         --          15        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  15         3         --          18        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (5)          7        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111    $  690
                                                                       =======    ======    =======    ========    ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2015 and 2014, bonds available for sale held by us that were below investment grade or not rated totaled $14.8 billion and $15.3 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                        Less than 12 Months    12 Months or More           Total
                                                       --------------------- --------------------- ---------------------
                                                                    Gross                 Gross                 Gross
                                                                  Unrealized            Unrealized            Unrealized
(in millions)                                          Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                          ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities    $    76     $    5     $   --     $   --    $    76     $    5
   Obligations of states, municipalities and
     political subdivisions                                 934         46         27          3        961         49
   Non-U.S. governments                                   1,241         87        325         97      1,566        184
   Corporate debt                                        20,782      1,493      3,027        885     23,809      2,378
   RMBS                                                   2,410         52      2,131        141      4,541        193
   CMBS                                                   1,126         31         28          2      1,154         33
   CDO/ABS                                                2,282         30        692         44      2,974         74
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                           28,851      1,744      6,230      1,172     35,081      2,916
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          3          5          3          5
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $28,851     $1,744     $6,233     $1,177    $35,084     $2,921
                                                        =======     ======     ======     ======    =======     ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities    $    --     $   --     $   24     $    1    $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                                  47          1        171          4        218          5
   Non-U.S. governments                                     357         14        607         48        964         62
   Corporate debt                                         5,476        247      6,447        395     11,923        642
   RMBS                                                   1,664         42      1,879        102      3,543        144
   CMBS                                                      53         --        331          9        384          9
   CDO/ABS                                                1,742         16        399         22      2,141         38
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                            9,339        320      9,858        581     19,197        901
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          6          6          6          6
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $ 9,339     $  320     $9,864     $  587    $19,203     $  907
                                                        =======     ======     ======     ======    =======     ======

At December 31, 2015, we held 5,086 and 7 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 885 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2015 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                       Available for Sale             Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2015
Due in one year or less                              $ 1,494         $ 1,518         $   117           $   114
Due after one year through five years                 14,751          15,573           2,280             2,146
Due after five years through ten years                20,359          20,418           9,066             8,397
Due after ten years                                   35,070          35,786          17,566            15,755
Mortgage-backed, asset-backed and collateralized      24,445          25,791           8,968             8,669
                                                     -------         -------         -------           -------
Total                                                $96,119         $99,086         $37,997           $35,081
                                                     =======         =======         =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2015              2014              2013
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $205     $206     $259     $49     $1,863    $76
Equity securities               2        1        5      --         28     --
                             ----     ----     ----     ---     ------    ---
Total                        $207     $207     $264     $49     $1,891    $76
                             ====     ====     ====     ===     ======    ===

In 2015, 2014, and 2013, the aggregate fair value of available for sale securities sold was $16.7 billion, $6.1 billion and $22.5 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                        December 31, 2015           December 31, 2014
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
U.S. government and government sponsored entities    $   --         -- %         $1,135          39%
Non-U.S. governments                                     39           1              --          --
Corporate debt                                        1,375          39              --          --
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 861          24             384          13
   CMBS                                                 193           6             153           5
   CDO/ABS                                            1,077          30           1,262          43
                                                     ------         ---          ------         ---
Total other bond securities                          $3,545         100%         $2,934         100%
                                                     ======         ===          ======         ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                        December 31,
                                                      ----------------
          (in millions)                                2015    2014
          -------------                               ------ ---------
                                                             (Revised)
          Alternative investments/(a)/                $5,433  $6,678
          Investment real estate/(b)/                    246     202
          Federal Home Loan Bank (FHLB) common stock       8      14
                                                      ------  ------
          Total                                       $5,687  $6,894
                                                      ======  ======

(a)Includes primarily hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $158 million and $148 million at December 31, 2015 and 2014, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $15 million and $26 million at December 31, 2015 and 2014, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2015     2014      2013
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 7,323  $ 11,281  $  8,668
                 Total expenses       (1,427)   (1,831)   (1,428)
                                     -------  --------  --------
              Net income             $ 5,896  $  9,450  $  7,240
                                     =======  ========  ========

                                                 December 31,
                                              ------------------
              (in millions)                     2015      2014
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 76,483  $ 77,328
                 Total liabilities             (15,685)  (13,428)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2015 and 2014:

                                             2015                      2014
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $4,052      Various       $4,457      Various

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                              Years Ended December 31,
                                                             --------------------------
(in millions)                                                 2015     2014      2013
-------------                                                ------  --------- ---------
                                                                     (Revised) (Revised)
Fixed maturity securities, including short-term investments  $5,154   $5,686    $5,275
Equity securities                                                 2      (51)      (20)
Interest on mortgage and other loans                            706      645       626
Investment real estate                                           57       61        79
Alternative investments/*/                                      426      761       936
Other investments                                                (1)      70        55
                                                             ------   ------    ------
Total investment income                                       6,344    7,172     6,951
Investment expenses                                             226      247       242
                                                             ------   ------    ------
Net investment income                                        $6,118   $6,925    $6,709
                                                             ======   ======    ======

* Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available for sale fixed maturity and equity securities, real estate, alternative investments and other types of investments.

.. Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                              Years Ended December 31,
                                             -------------------------
        (in millions)                         2015    2014      2013
        -------------                        -----  --------- ---------
                                                    (Revised) (Revised)
        Sales of fixed maturity securities   $  (1)   $ 210    $1,787
        Sales of equity securities               1        5        28
        Mortgage and other loans               (50)     (46)      (57)
        Investment real estate                  (2)     116        73
        Alternative investments                 90       51         2
        Derivatives                            170     (430)      410
        Other                                  (37)     139       (34)
        Other-than-temporary impairments      (249)    (119)     (127)
                                             -----    -----    ------
        Net realized capital (losses) gains  $ (78)   $ (74)   $2,082
                                             =====    =====    ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..  Current delinquency rates;

..  Expected default rates and the timing of such defaults;

..  Loss severity and the timing of any recovery; and

..  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                        2015     2014    2013
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,324   $1,585  $2,126
   Increases due to:
       Credit impairments on new securities subject to impairment losses                71       22      15
       Additional credit impairments on previously impaired securities                  32       40      31
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior intent or
         requirement to sell                                                          (114)    (153)   (184)
       Credit impaired securities for which there is a current intent or anticipated
         requirement to sell                                                             1       --      --
       Accretion on securities previously impaired due to credit/*/                   (221)    (170)   (403)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,093   $1,324  $1,585
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

.. The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

.. A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

.. We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine, based on our expectations as to the timing and amount of cash flows expected to be received, whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $13,467
     Cash flows expected to be collected/*/                       10,987
     Recorded investment in acquired securities                    7,357

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Outstanding principal balance  $7,175 $6,934
                  Amortized cost                  5,208  5,020
                  Fair value                      5,508  5,473

The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
                                                                       2015         2014
                          (in millions)                             ----------   ----------
Balance, beginning of year                                          $    2,661   $    2,677
   Newly purchased PCI securities                                          404          545
   Disposals                                                               (13)          --
   Accretion                                                              (348)        (345)
   Effect of changes in interest rate indices                             (102)        (226)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                185           10
                                                                    ----------   ----------
Balance, end of year                                                $    2,787   $    2,661
                                                                    ==========   ==========

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. At December 31, 2015, our secured financing transactions also include those that involve transfer of securities to financial institutions in exchange for cash (securities lending agreements). In

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all of these secured financing transactions, the securities transferred by us (pledge collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledge collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Securities available for sale  $  978 $   --
                  Other securities                1,414  1,135

At December 31, 2015, amounts borrowed under repurchases and securities lending agreements totaled $2.4 billion.

The following table presents information about the collateral pledged and the remaining contractual maturity of the secured financing transactions:

                                      Remaining Contractual Maturity of the Agreements
                                      ---------------------------------------------
                                      Overnight                         Greater
December 31, 2015                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Other bond securities:
   Non U.S. government                   $--          $--      $   --   $   39  $   39
   Corporate debt                         --           33         325    1,017   1,375
                                         ---          ---      ------   ------  ------
Total repurchase agreements               --           33         325    1,056   1,414
                                         ---          ---      ------   ------  ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --           --          43       --      43
       Corporate debt                     --           --         765       --     765
       RMBS                               --           --          --      124     124
                                         ---          ---      ------   ------  ------
Total securities lending agreements       --           --         808      124     932
                                         ---          ---      ------   ------  ------
Total secured financing transactions     $--          $33      $1,133   $1,180  $2,346
                                         ===          ===      ======   ======  ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $56 million and $72 million at December 31, 2015 and 2014, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $8 million and $14 million of stock in FHLBs at December 31, 2015 and 2014, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities with a fair value of $739 million and $330 million at December 31, 2015 and 2014, respectively, to provide adequate collateral for potential advances from the FHLBs.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                        ------------------
    (in millions)                                         2015      2014
    -------------                                       -------  ---------
                                                                  (Revised)
    Commercial mortgages/*/                             $11,306  $   9,540
    Residential mortgages                                 1,003        110
    Life insurance policy loans                           1,451      1,501
    Commercial loans, other loans and notes receivable      975        854
                                                        -------  ---------
    Total mortgage and other loans receivable            14,735     12,005
    Allowance for losses                                   (137)       (94)
                                                        -------  ---------
    Mortgage and other loans receivable, net            $14,598  $  11,911
                                                        =======  =========

* Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in New York and California representing the largest geographic concentrations (21 percent and 13 percent, respectively, at December 31, 2015 and both 15 percent at December 31, 2014).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326  $816   $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --    --        93       1
   90 days or less delinquent                1         --       --      --       --       --     6         6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --    --        90       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326  $822   $11,306     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11  $  6   $    79       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
December 31, 2014
Credit Quality Indicator:
   In good standing                        610     $1,541   $3,164  $1,852   $  863   $1,057  $833   $ 9,310      97%
   Restructured/(a)/                         9         --      159      10       --       --    --       169       2
   90 days or less delinquent                3         --       --      --       --       --    --        --      --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --       --       --    --        61       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 625     $1,541   $3,384  $1,862   $  863   $1,057  $833   $ 9,540     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $    2   $   41  $   16   $    2   $    3  $  9   $    73       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.

(b)Does not reflect valuation allowances.

(c)Approximately 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We hold mortgages with a carrying value of $87 million and $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2015 and 2014, respectively.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property-type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2015                   2014                   2013
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $ 73     $21  $ 94     $106    $ 33  $139     $ 68    $ 87  $155
   Additions (reductions) to allowance        14      37    51      (17)     11    (6)      49      10    59
   Charge-offs, net of recoveries             (8)     --    (8)     (16)    (23)  (39)     (11)    (64)  (75)
                                            ----     ---  ----     ----    ----  ----     ----    ----  ----
Allowance, end of year                      $ 79     $58  $137     $ 73    $ 21  $ 94     $106    $ 33  $139
                                            ====     ===  ====     ====    ====  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2015     2014    2013
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $  100   $  104  $  137
      Impaired loans without valuation allowances     110       --      --
                                                   ------   ------  ------
         Total impaired loans                         210      104     137
      Valuation allowances on impaired loans           (4)     (26)    (56)
                                                   ------   ------  ------
         Impaired loans, net                       $  206   $   78  $   81
                                                   ======   ======  ======
      Interest income on impaired loans            $   11   $    5  $    7
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We held $30 million and $139 million of commercial mortgage loans that had been modified in a TDR at December 31, 2015 and 2014, respectively. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no allowance for credit losses at December 31, 2015 and $13 million of allowance for credit losses at December 31, 2014. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2015     2014    2013
                   -------------     ------   ------  ------
                   Direct premiums   $3,535   $2,561  $2,661
                   Assumed premiums      20       22      22
                   Ceded premiums      (927)    (917)   (900)
                                     ------   ------  ------
                   Net               $2,628   $1,666  $1,783
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $847 million, $641 million and $658 million during 2015, 2014 and 2013, respectively.

We manage the capital impact on our statutory reserve requirements of National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through an intercompany reinsurance agreement. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life provides for an experience refund of all profits, less a reinsurance risk charge. The most significant impact of the agreement on our results of operations during 2015, 2014 and 2013 was a pre-tax expense of approximately $89 million, $81 million and $73 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

assumed under any reinsurance agreement. We hold collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion and $1.0 billion at December 31, 2015 and 2014, respectively, of which approximately $871 million and $830 million at December 31, 2015 and 2014, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, excluding bifurcated embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                                December 31, 2015                 December 31, 2014
                                                         -------------------------------   -------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                              Assets        Liabilities         Assets        Liabilities
                                                         ---------------  --------------   ---------------  --------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            -------- ------  --------  -----  -------- ------  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                               $   279  $  194  $   209   $  --  $   243  $  172   $   --   $  --
   Foreign exchange contracts                                781      93       45       7      182      11       99      29
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                22,489     714   21,762     267   24,499     398    2,848     224
   Foreign exchange contracts                              2,263     325    2,125     390    2,654     512    2,068     410
   Equity contracts                                        4,835     127    4,446      --    5,481     108    2,662      --
   Other contracts/(b)/                                   33,113      13       63       8   30,580      13       65       7
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Total derivatives, gross                                 $63,760   1,466  $28,650     672  $63,639   1,214   $7,742     670
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Counterparty netting/(c)/                                           (273)            (273)            (198)            (198)
Cash collateral/(d)/                                                (298)             (36)            (287)             (14)
                                                                  ------            -----           ------            -----
Total derivatives included in Other Assets and Other
  Liabilities, respectively /(e)/                                 $  895            $ 363           $  729            $ 458
                                                                  ======            =====           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.

(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.

(d)Represents cash collateral posted and received that is eligible for netting.

(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2015 and December 31, 2014. Fair value of liabilities related to bifurcated embedded derivatives was $2.0 billion and $1.3 billion, respectively, at December 31, 2015 and December 31, 2014.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        -----------------------
(in millions)                                                            2015    2014    2013
-------------                                                           -----   -----   ------
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $   7   $  (7)  $   (1)
   Foreign exchange contracts                                              17      (4)      --
                                                                        -----   -----   ------
Total                                                                   $  24   $ (11)  $   (1)
                                                                        =====   =====   ======
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $ 261   $ 511   $ (193)
   Foreign exchange contracts                                              64     (33)      --
   Equity contracts                                                      (116)   (238)    (447)
   Other contracts                                                         67      57       39
   Embedded derivatives                                                   (62)   (645)   1,042
                                                                        -----   -----   ------
Total                                                                   $ 214   $(348)  $  441
                                                                        =====   =====   ======
By classification:
   Policy fees                                                          $  68   $  62   $   --
   Net investment income                                                   --      --       39
   Net realized capital gains (losses)                                    170    (430)     410
   Policyholder benefits                                                    6      17       (5)
   Interest credited to policyholder account balances                      (6)     (8)      (4)
                                                                        -----   -----   ------
Total                                                                   $ 238   $(359)  $  440
                                                                        =====   =====   ======

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                               Years Ended December 31,
                                                                             ----------------------------
(in millions)                                                                 2015      2014       2013
-------------                                                                ------  ---------  ---------
                                                                                      (Revised)  (Revised)
Balance, beginning of year                                                   $5,339  $   5,312  $   4,425
   Acquisition costs deferred                                                   983        875        790
   Accretion of interest/amortization                                          (778)      (695)      (632)
   Effect of unlocking assumptions used in estimating future gross profits       36         96        105
   Effect of realized gains/loss on securities                                    1        (45)       (37)
   Effect of unrealized gains/loss on securities                                525       (204)       661
                                                                             ------  ---------  ---------
Balance, end of year                                                         $6,106  $   5,339  $   5,312
                                                                             ======  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  322   $  348  $  339
   Accretion of interest/amortization                                           (24)     (24)    (27)
   Effect of unlocking assumptions used in estimating future gross profits      (22)      13      10
   Effect of realized gains/loss on securities                                   --       (3)     (5)
   Effect of unrealized gains/loss on securities                                 19      (12)     31
                                                                             ------   ------  ------
Balance, end of year                                                         $  295   $  322  $  348
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $23 million, $21 million, $20 million, $20 million and $19 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  442   $  502  $  354
   Acquisition costs deferred                                                    73       33      62
   Accretion of interest/amortization                                          (132)    (114)   (109)
   Effect of unlocking assumptions used in estimating future gross profits       53       60      65
   Effect of realized gains/loss on securities                                    4      (12)    (13)
   Effect of unrealized gains/loss on securities                                139      (27)    143
                                                                             ------   ------  ------
Balance, end of year                                                         $  579   $  442  $  502
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                           Securitization Affordable Housing
(in millions)                                 Vehicles       Partnerships    Total
-------------                              -------------- ------------------ ------
December 31, 2015
Assets:
   Bonds available for sale                    $6,124            $--         $6,124
   Other bond securities                          747             --            747
   Mortgage and other loans receivable          1,435             --          1,435
   Other/(a)/                                     429              6            435
                                               ------            ---         ------
Total assets/(b)/                              $8,735            $ 6         $8,741
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  617            $--         $  617
   Notes payable - to third parties, net          311             --            311
   Other/(c)/                                      20              3             23
                                               ------            ---         ------
Total liabilities/(d)/                         $  948            $ 3         $  951
                                               ======            ===         ======
December 31, 2014 (Revised)
Assets:
   Bonds available for sale                    $6,830            $--         $6,830
   Other bond securities                          777             --            777
   Mortgage and other loans receivable          1,753             --          1,753
   Other/(a)/                                     483              4            487
                                               ------            ---         ------
Total assets/(b)/                              $9,843            $ 4         $9,847
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  660            $--         $  660
   Notes payable - to third parties, net          488             --            488
   Other/(c)/                                       5              2              7
                                               ------            ---         ------
Total liabilities                              $1,153            $ 2         $1,155
                                               ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2015 and 2014.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties, derivative liabilities and other liabilities, at both December 31, 2015 and 2014.
(d)Includes the effect of deconsolidating previously consolidated partnerships.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances, we have provided guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                     Maximum Exposure to Loss
                                                   -----------------------------
                                         Total VIE On-Balance Off-Balance
(in millions)                             Assets    Sheet/*/     Sheet    Total
-------------                            --------- ---------- ----------- ------
December 31, 2015
   Real estate and investment entities    $4,828     $  562       $65     $  627
   Affordable housing partnerships         4,279        547        --        547
                                          ------     ------       ---     ------
Total                                     $9,107     $1,109       $65     $1,174
                                          ======     ======       ===     ======
December 31, 2014 (Revised)
   Real estate and investment entities    $4,180     $  528       $85     $  613
   Affordable housing partnerships         4,540        707        --        707
                                          ------     ------       ---     ------
Total                                     $8,720     $1,235       $85     $1,320
                                          ======     ======       ===     ======

* At December 31, 2015 and 2014, $785 million and $845 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities and loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities and those beneficial interests issued to third-parties are reported as notes payable to third parties, net.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (collectively referred to as the Ambrose entities), which are VIEs. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities. See Note 18 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of certain special purpose entities in the securitization structures, and therefore we consolidate these entities, including those that are VIEs.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entities' economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 3.0 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

A loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million and $886 million in 2014 and 2013, respectively. No loss recognition was recorded in 2015 related to the utilization of capital loss carryforwards. We also recorded loss recognition expense of $28 million in 2015 and $87 million in 2014 to increase reserves for certain long-term care business.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2015, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2015 and 2.2 percent of gross premiums in 2015. Policyholder dividends were $22 million in 2015 and $28 million in both 2014 and 2013 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum accumulation benefits
(GMAB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2015    2014
                      -------------       ------- -------
                      Equity funds        $15,038 $14,844
                      Bond funds            4,069   4,380
                      Balanced funds       19,175  16,856
                      Money market funds      324     295
                                          ------- -------
                      Total               $38,606 $36,375
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2015          December 31, 2014
-                                         ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                                $29,404        $15,045        $25,715     $14,373
Net amount at risk                             1,213            939            586         496
Average attained age of contract holders          67             69             66          68
Range of guaranteed minimum return rates       0%-4%                         0%-5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                         Years Ended December 31,
                                        --------------------------
            (in millions)               2015     2014       2013
            -------------               ----  ---------  ---------
                                               (Revised)  (Revised)
            Balance, beginning of year  $363  $     361  $     390
               Reserve increase          150         65         26
               Benefits paid             (54)       (63)       (55)
                                        ----  ---------  ---------
            Balance, end of year        $459  $     363  $     361
                                        ====  =========  =========

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


GMWB and GMAB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and GMAB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits and, to a lesser extent, GMAB benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. With a GMAB benefit, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract, provided the contract holder persists until the maturity date.

The liabilities for GMWB and GMAB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $-1031.0 million and $-680.0 million at December 31, 2015 and 2014, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB and GMAB that totaled $32.8 billion and $30.0 billion at December 31, 2015 and 2014, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk for GMAB represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. In aggregate, the net amount at risk related to the GMWB and GMAB guarantees was $520 million and $269 million at December 31, 2015 and 2014, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB and GMAB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2015, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  ----------------------
(in millions)                                          Interest Rate(s) Date(s)      2015        2014
-------------                                          ---------------- ---------  --------   ---------
                                                                                              (Revised)
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                     0.00% - 6.51%      2041 $    143   $     144
   Notes payable of consolidated VIEs, at fair value     5.00% - 11.93% 2060-2061      474         514
   Intercompany loan facility                          LIBOR plus 0.15%      2016      100          --
                                                                                   --------   ---------
Total notes payable - to affiliates, net                                               717         658
                                                                                   --------   ---------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     1.33% - 5.60% 2018-2061      311         488
   FHLB borrowings                                                                      --          32
   Debt of consolidated investments                       5.77% - 7.68% 2016-2038       95          97
                                                                                   --------   ---------
Total notes payable - to third parties, net                                            406         617
                                                                                   --------   ---------
Total notes payable                                                               $  1,123   $   1,275
                                                                                   ========   =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2015                                             -----------------------------------
(in millions)                                          Total  2016 2017 2018 2019 2020 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  143 $ -- $--  $--  $--  $--    $  143
   Notes payable of consolidated VIEs, at fair value      474   --  --   --   --   --       474
   Intercompany loan facility                             100  100  --   --   --   --        --
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  717 $100 $--  $--  $--  $--    $  617
                                                       ------ ---- ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     311   --  --    3   --   --       308
   Debt of consolidated investments                        95   13  --   --   --   --        82
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to third parties, net               406   13  --    3   --   --       390
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable                                    $1,123 $113 $--  $ 3  $--  $--    $1,007
                                                       ====== ==== ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. In 2015, we expanded the capacity of the FHLB Advance Facility operational plan. The purpose of this plan is to more effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we increased the amount of securities pledged to the FHLBs. The fair value of all collateral pledged to secure advances from the FHLBs included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2015, we had $100 million outstanding under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2015:

                        (in millions)
                        -------------
                        2016                        $ 28
                        2017                          26
                        2018                          20
                        2019                          18
                        2020                          16
                        Remaining years after 2020    52
                                                    ----
                        Total                       $160
                                                    ====

Rent expense was $30 million, $29 million and $32 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $472 million at December 31, 2015.

Mortgage Loan Commitments

We have $984 million and $143 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2015.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $11 million and $12 million at December 31, 2015 and 2014, respectively.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                        December 31,
                                                                                     -----------------
(in millions)                                                                         2015      2014
-------------                                                                        ------  ---------
                                                                                              (Revised)
Unrealized appreciation of fixed maturity and equity securities, available for sale  $2,968  $   8,188
Net unrealized gains on other invested assets                                           549        832
Adjustments to DAC, VOBA and deferred sales inducements                                (500)    (1,183)
Shadow loss recognition                                                                 (18)      (872)
Foreign currency translation adjustments                                                 (3)        (4)
Deferred income tax                                                                    (663)    (1,026)
                                                                                     ------  ---------
Accumulated other comprehensive income                                               $2,333  $   5,935
                                                                                     ======  =========

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2013 (Revised)
Unrealized change arising during period          $ 461         $(6,597)       $ 885      $1,152       $ (9)    $(4,108)
Less: Reclassification adjustments included
  in net income                                     92           1,726           50        (886)        (5)        977
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              369          (8,323)         835       2,038         (4)     (5,085)
Less: Income tax expense (benefit)                 127          (3,024)         293         713         (1)     (1,892)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ 242         $(5,299)       $ 542      $1,325       $ (3)    $(3,193)
                                                 =====         =======        =====      ======       ====     =======
December 31, 2014 (Revised)
Unrealized change arising during period          $ 130         $ 4,261        $(183)     $ (963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)     $ (556)      $ (5)    $ 3,235
                                                 =====         =======        =====      ======       ====     =======
Year ended December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688      $  854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442      $  551       $ (2)    $(3,602)
                                                 =====         =======        =====      ======       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                     Amount Reclassified from
                                                       Accumulated Other
                                                     Comprehensive Income
                                                     -----------------------
                                                     December 31,
                                                     -----------------------  Affected Line Item in the
(in millions)                                         2015    2014     2013   Statements of Income
                                                     -----   -----   ------   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary credit
  impairments were recognized                        $  38   $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation (depreciation) of all other
  investments                                          (39)    163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                            5      60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                                 --    (101)    (886)  Policyholder benefits
Foreign currency translation adjustments                14      (9)      (5)
                                                     -----   -----   ------
   Total reclassifications for the period            $  18   $ 165   $  977
                                                     =====   =====   ======

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2015   2014   2013
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,413 $1,862 $3,431

 At December 31,
 Statutory capital and surplus                              8,894  9,167
 Aggregate minimum required statutory capital and surplus   2,134  2,184

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2015 and 2014, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2015, we adopted a permitted statutory accounting practice to report derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The initial adoption of the permitted practice resulted in a reduction to our statutory surplus of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2016 without prior approval of the TDI is $1.4 billion. Dividend payments in excess of positive retained earnings in 2013 and 2014 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

On August 27, 2015, AIG Parent amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

Effective January 1, 2016, AIG Parent provides participants in the AIG Incentive Savings Plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

        Years Ended December 31,
        (in millions)                        2015     2014       2013
        -------------                       -----  ---------  ---------
                                                   (Revised)  (Revised)
        Current                             $ 549  $     401  $      81
        Deferred                             (111)       533       (368)
                                            -----  ---------  ---------
        Total income tax expense (benefit)  $ 438  $     934  $    (287)
                                            =====  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2015, 2014 and 2013. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2015     2014       2013
-------------                                                      ----  ---------  ---------
                                                                         (Revised)  (Revised)
U.S federal income tax expense at statutory rate                   $593  $   1,034  $   1,587
Adjustments:
   Reclassifications from accumulated other comprehensive income    (94)        19        (34)
   Dividends received deduction                                     (30)       (25)       (23)
   State income tax                                                  (5)        (1)        (6)
   Valuation allowance                                               --        (93)    (1,804)
   Other credits, taxes and settlements                             (26)        --         (7)
                                                                   ----  ---------  ---------
Total income tax expense (benefit)                                 $438  $     934  $    (287)
                                                                   ----  ---------  ---------

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2015      2014
-------------                                                              -------  ---------
                                                                                    (Revised)
Deferred tax assets:
   Losses and tax credit carryforwards                                     $   259  $     258
   Basis differences on investments                                          2,516      2,063
   Policy reserves                                                           1,765      1,855
                                                                           -------  ---------
Total deferred tax assets                                                    4,540      4,176
                                                                           -------  ---------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,021)    (1,669)
   Net unrealized gains on debt and equity securities available for sale    (1,057)    (2,438)
   State deferred tax liabilities                                              (18)       (30)
   Capitalized EDP                                                             (52)       (44)
   Other                                                                       (27)       (30)
                                                                           -------  ---------
Total deferred tax liabilities                                              (3,175)    (4,211)
                                                                           -------  ---------
Net deferred tax asset (liability) before valuation allowance                1,365        (35)
Valuation allowance                                                           (920)        --
                                                                           -------  ---------
Net deferred tax asset (liability)                                         $   445  $     (35)
                                                                           =======  =========

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2015                            Tax   Expiration
         (in millions)                     Gross Effected      Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $59    $ 21   2028 to 2032
         Foreign tax credit carryforwards    --      44   2016 to 2024
         Business credit carryforwards       --     194   2025 to 2034
                                                   ----
         Total carryforwards                       $259
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2015, recent changes in market conditions, including rising interest rates, impacted the unrealized tax losses in our available for sale portfolio, resulting in an increase to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2015, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income. For the year ended December 31, 2014, we recognized a decrease of $1.4 billion in the capital loss carryforward valuation allowance of which $93 million was allocated to income from continuing operations and $1.3 billion was allocated to other comprehensive income. Included in the $1.4 billion was a decrease in the capital loss carryforward valuation allowance of $187 million related to capital loss carryforward previously treated as expired that was restored and utilized in 2014.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           -----------------------
       (in millions)                                         2015         2014
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  27        $  36
          Increases in tax position for prior years            6           --
          Decreases in tax position for prior years           --           (9)
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  33        $  27
                                                           =====        =====

At December 31, 2015 and 2014, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $33 million and $27 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At both December 31, 2015 and 2014, we had accrued liabilities of $7 million for the payment of interest (net of the federal benefit) and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

penalties. In 2015, 2014 and 2013, we recognized expense of $1 million, income of $10 million and expense of $6 million respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2015, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2015 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014.

As part of broad and on-going efforts to transform AIG Parent for long-term competitiveness, in the third quarter of 2015, AIG Parent finalized a series of initiatives focused on organizational simplification, operational efficiency, and business rationalization. On January 26, 2016, AIG Parent announced several actions designed to create a leaner, more profitable and focused insurer. These actions included a plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. AIG Parent also introduced a new legacy portfolio, which aims to maximize value and release capital of certain run-off non-strategic assets and highlight progress on improving the return on equity of its operating portfolio.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $315 million, $305 million and $297 million for such services in 2015, 2014 and 2013, respectively. Accounts payable for such services were $692 million and $240 million at December 31, 2015 and 2014, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $812 million, $813 million and $805 million for such services and rent in 2015, 2014 and 2013, respectively. Accounts receivable for rent and services were $457 million and $57 million at December 31, 2015 and 2014, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $50 million, $55 million and $50 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

See Note 9 for discussion of Selkirk transactions.

Lighthouse VI

During 2013, we, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our Representative Security Account (RSA).

In each transaction, a portion of our securities were transferred to the RSA of our affiliate, The Variable Annuity Life Insurance Company (VALIC), in exchange for other VALIC securities. During 2015, we transferred securities with a fair market value of $121 million to two of the CTFs, of which 20% were then transferred to the RSA of VALIC, and the remaining 80% of the securities were transferred to our RSA. The assets transferred to VALIC's RSA in 2015 and 2013 qualified for de-recognition treatment.

Ambrose Transactions

During 2013 and 2014, we entered into securitization transactions in which we transferred portfolios of high grade corporate securities, and structured securities acquired from AIG Parent, to newly formed special purpose entities (the Ambrose entities), which are VIEs that we consolidate. As consideration for the transferred securities, we received beneficial interests in tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG Parent. Each Ambrose entity issued a tranche of Class A2 notes to third party investors. One of the Ambrose entities also issued notes to our affiliate, VALIC, as consideration for similar transferred financial assets.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X notes and its guarantee of the capital commitments.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $507 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

We had liabilities of $1.3 billion at both December 31, 2015 and 2014 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 28, 2016, the date the financial statements were issued.

AIG announced on January 26, 2016 that it has agreed to sell AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. The transaction is expected to close in the second quarter of 2016, subject to regulatory approvals. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated statements of income included total revenues of AIG Advisor Group of $1.4 billion in both 2015 and 2014, and $1.3 billion in 2013, and total expenses of AIG Advisor Group of $1.3 billion in both 2015 and 2014, and $1.2 billion in 2013.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2015.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.



(b) Exhibits



(1)      Resolutions Establishing Separate Account....................................................... 3
(2)      Custody Agreements.............................................................................. Not Applicable
(3)      (a)  Distribution Contract...................................................................... 4
         (b)  Selling Agreement.......................................................................... 9
(4)      (a)  Variable Annuity Contract.................................................................. 4
         (b)  Variable Annuity Certificate............................................................... 4
         (c)  Tax Sheltered Annuity (403(b)) Endorsement................................................. 4
         (d)  Optional Income Benefit Endorsement........................................................ 6
(5)      (a)  Application for Contract................................................................... 4
         (b)  Merger Endorsement......................................................................... 9
(6)      Corporate Documents of Depositor
         (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
              Company, effective December 31, 1991....................................................... 1
         (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
              Insurance Company, effective July 13, 1995................................................. 2
         (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 5
(7)      Reinsurance Contract............................................................................ Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement........................................... 8
         (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 8
         (c)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 9
(9)      Opinion of Counsel and Consent of Depositor..................................................... 10
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors..................... 12
         (b)  Notice of Termination of Support Agreement................................................. 7
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company...................... 11
         (d)  Specimen Agreement and Plan of Merger...................................................... 9
         (e)  CMA Termination Agreement.................................................................. 13


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-002194.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

6 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-137862 and 811-09003, filed on April 25, 2007, Accession
  No. 0000950148-07-000088.

7 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

8 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

9 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

10 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185794 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014453.

11 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.


12 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016.



13 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185794 and 811-09003, filed on April 28, 2015,
  Accession No. 0001193125-15-153168.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(4)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Jana W. Greer(2)                                   Director and President, Individual Retirement
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Jonathan J. Novak(1)                               Director and President, Institutional Markets
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(1)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Elias F. Habayeb(4)                                Director
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(4)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(4)                                 Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Sabyasachi Ray(9)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(2)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Sai P. Raman(5)                                    Senior Vice President, Institutional Markets
Craig A. Buck(8)                                   Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Justin J.W. Caulfield(4)                           Vice President and Treasurer
Charles E. Beam(3)                                 Vice President and Assistant Controller
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(2)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(2)                              Vice President, Product Filing
Marla S. Campagna(6)                               Vice President
Mary M. Newitt(3)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(2)                              Vice President
Douglas S. Tymins(6)                               Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                   Assistant Life Controller
David J. Kumatz(3)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(3)                                 Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(7)                                    Investment Tax Officer





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Alireza Vaseghi(7)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


--------

(1)   1999 Avenue of the Stars, Los Angeles, CA 90067


(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897


(6)   777 S. Figueroa Street, Los Angeles, CA 90017


(7)   80 Pine Street, New York, NY 10005

(8)   1650 Market Street, Philadelphia, PA 19139


(9)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2016, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 79, of which 79 were qualified contracts and 0 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(2)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operations Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(2)     Vice President
   Christine A. Nixon(2)    Secretary
   Julie Cotton Hearne(3)   Assistant Secretary
   Rosemary Foster(3)       Assistant Secretary
   Virginia N. Puzon(2)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3)   Principal business address 2919 Allen Parkway, Houston, TX 77019


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS


GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.


UNDERTAKINGS OF THE REGISTRANT


Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2016.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          ASSISTANT LIFE CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 25, 2016
------------------------------                      Officer, and President
KEVIN T. HOGAN

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 25, 2016
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 25, 2016
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                           Director and President, Individual Retirement       April 25, 2016
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 25, 2016
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                    Director, Senior Vice President and Chief Actuary     April 25, 2016
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 25, 2016
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 25, 2016
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                      Director, President, Life, Disability and Health      April 25, 2016
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                           Senior Vice President and Life Controller         April 25, 2016
------------------------------
DON W. CUMMINGS

/s/  SARAH J. VANBECK                              Assistant Life Controller                 April 25, 2016
------------------------------
SARAH J. VANBECK

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 25, 2016
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent